FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Retirement Builder Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Retirement Builder Variable Annuity Account indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Retirement Builder Variable Annuity Account as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Growth and Income Class B Shares (1)	Invesco V.I. Government Securities Series II Shares (1)
AB Large Cap Growth Class B Shares (1)	Invesco V.I. Main Street Series I Shares (1)
AB Sustainable Global Thematic Growth Class B Shares (1)	Invesco V.I. Main Street Series II Shares (1)
Allspring VT International Equity Class 1 Shares (1)	Invesco V.I. Main Street Mid Cap Series II Shares (1)
Allspring VT International Equity Class 2 Shares (1)	Invesco V.I. Main Street Small Cap Series II Shares (1)
Allspring VT Omega Growth Class 1 Shares (1)	Janus Henderson - Balanced Service Shares (1)
Allspring VT Omega Growth Class 2 Shares (1)	Janus Henderson - Enterprise Service Shares (1)
Allspring VT Opportunity Class 1 Shares (1)	Janus Henderson - Forty Service Shares (1)
Allspring VT Opportunity Class 2 Shares (1)	Janus Henderson - Global Research Service Shares (1)
Allspring VT Small Cap Growth Class 1 Shares (1)	Janus Henderson - Mid Cap Value Service Shares (1)
Allspring VT Small Cap Growth Class 2 Shares (1)	Janus Henderson - Overseas Service Shares (1)
BNY Mellon Stock Index Initial Shares (1)	Janus Henderson - Research Service Shares (1)
BNY Mellon Stock Index Service Shares (1)	JPMorgan Insurance Trust Core Bond Class 1 Shares (1)
BNY Mellon Sustainable U.S. Equity Initial Shares (1)	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares (1)
BNY Mellon VIF Appreciation Initial Shares (1)	JPMorgan Insurance Trust U.S. Equity Class 1 Shares (1)
BNY Mellon VIF Government Money Market (1)	MFS® Core Equity Initial Class (1)
BNY Mellon VIF Growth and Income Initial Shares (1)	MFS® Growth Initial Class (1)
BNY Mellon VIF Opportunistic Small Cap Initial Shares (1)	MFS® Growth Service Class (1)
Columbia - Dividend Opportunity Class 1 Shares (1)	MFS® Massachusetts Investors Growth Stock Initial Class (1)
Columbia - Income Opportunity Class 1 Shares (1)	MFS® Massachusetts Investors Growth Stock Service Class (1)
Columbia - Large Cap Growth Class 1 Shares (1)	MFS® New Discovery Initial Class (1)
Columbia - Overseas Core Class 2 Shares (1)	MFS® New Discovery Service Class (1)

1

Columbia - Select Mid Cap Growth Class 1 Shares (1)	MFS® Research Initial Class (1)
Columbia - Select Mid Cap Value Class 1 Shares (1)	MFS® Research Service Class (1)
Columbia - Small Cap Value Class 1 Shares (1)	MFS® Total Return Initial Class (1)
Columbia - Small Company Growth Class 1 Shares (1)	MFS® Total Return Service Class (1)
Columbia - Strategic Income Class 1 Shares (1)	MFS® Total Return Bond Initial Class (1)
CTIVP® - Principal Blue Chip Growth Class 1 Shares (1)	MFS® Total Return Bond Service Class (1)
Davis Value (1)	MFS® Utilities Initial Class (1)
Federated Hermes Government Money II Service Shares (1)	MFS® Utilities Service Class (1)
Federated Hermes High Income Bond II Primary Shares (1)	MS VIF Global Franchise Class II Shares (1)
Federated Hermes Kaufmann II Primary Shares (1)	Putnam VT Diversified Income Class IB Shares (1)
Federated Hermes Kaufmann II Service Shares (1)	Putnam VT Focused International Equity Class IB Shares (1)
Federated Hermes Managed Volatility II Primary Shares (1)	Putnam VT George Putnam Balanced Class IB Shares (1)
Federated Hermes Managed Volatility II Service Shares (1)	Putnam VT Global Health Care Class IB Shares (1)
Federated Hermes Quality Bond II Primary Shares (1)	Putnam VT Government Money Market Class IB Shares (1)
Fidelity® VIP Asset Manager Initial Class (1)	Putnam VT Growth Opportunities Class IB Shares (1)
Fidelity® VIP Asset Manager: Growth Initial Class (1)	Putnam VT Income Class IB Shares (1)
Fidelity® VIP Balanced Initial Class (1)	Putnam VT International Equity Class IB Shares (1)
Fidelity® VIP Balanced Service Class 2 (1)	Putnam VT Large Cap Value Class IB Shares (1)
Fidelity® VIP Contrafund® Initial Class (1)	Putnam VT Multi-Cap Core Class IB Shares (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	Putnam VT Research Class IB Shares (1)
Fidelity® VIP Equity-Income Initial Class (1)	Putnam VT Sustainable Leaders Class IB Shares (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA Aegon Bond Initial Class (1)
Fidelity® VIP Government Money Market Initial Class (1)	TA Aegon Bond Service Class (1)
Fidelity® VIP Government Money Market Service Class 2 (1)	TA Aegon Core Bond Initial Class (1)
Fidelity® VIP Growth Initial Class (1)	TA Aegon High Yield Bond Initial Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Aegon High Yield Bond Service Class (1)
Fidelity® VIP Growth & Income Initial Class (1)	TA Aegon Sustainable Equity Income Initial Class (1)
Fidelity® VIP Growth & Income Service Class 2 (1)	TA Aegon Sustainable Equity Income Service Class (1)
Fidelity® VIP Growth Opportunities Initial Class (1)	TA Aegon U.S. Government Securities Initial Class (1)
Fidelity® VIP Growth Opportunities Service Class (1)	TA Aegon U.S. Government Securities Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA BlackRock Global Real Estate Securities Initial Class (1)

2

Fidelity® VIP High Income Initial Class (1)	TA BlackRock Global Real Estate Securities Service Class (1)
Fidelity® VIP High Income Service Class (1)	TA BlackRock Government Money Market Initial Class (1)
Fidelity® VIP High Income Service Class 2 (1)	TA BlackRock Government Money Market Service Class (1)
Fidelity® VIP Index 500 Initial Class (1)	TA BlackRock iShares Edge 40 Initial Class (1)
Fidelity® VIP Index 500 Service Class 2 (1)	TA BlackRock iShares Edge 40 Service Class (1)
Fidelity® VIP Investment Grade Bond Initial Class (1)	TA International Focus Initial Class (1)
Fidelity® VIP Investment Grade Bond Service Class 2 (1)	TA International Focus Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA Janus Mid-Cap Growth Initial Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Janus Mid-Cap Growth Service Class (1)
Fidelity® VIP Overseas Initial Class (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
Franklin Income Class 2 Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)
Franklin Rising Dividends Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
Franklin Small Cap Value Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
Franklin Small-Mid Cap Growth Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
Franklin Templeton Developing Markets Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
Invesco V.I. American Franchise Series I Shares (1)	TA JPMorgan Enhanced Index Service Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA JPMorgan International Moderate Growth Initial Class (1)
Invesco V.I. American Value Series II Shares (2)	TA JPMorgan International Moderate Growth Service Class (1)
Invesco V.I. Capital Appreciation Series I Shares (1)	TA JPMorgan Mid Cap Value Initial Class (1)
Invesco V.I. Capital Appreciation Series II Shares (1)	TA JPMorgan Tactical Allocation Initial Class (1)
Invesco V.I. Comstock Series II Shares (1)	TA JPMorgan Tactical Allocation Service Class (1)
Invesco V.I. Conservative Balanced Series I Shares (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Invesco V.I. Conservative Balanced Series II Shares (1)	TA Morgan Stanley Capital Growth Service Class (1)
Invesco V.I. Core Equity Series I Shares (1)	TA Multi-Managed Balanced Initial Class (1)
Invesco V.I. Core Equity Series II Shares (1)	TA Multi-Managed Balanced Service Class (1)
Invesco V.I. Discovery Mid Cap Growth Series II Shares (1)	TA Small/Mid Cap Value Initial Class (1)

3

Invesco V.I. Equity and Income Series II Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Invesco V.I. EQV International Equity Series I Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
Invesco V.I. EQV International Equity Series II Shares (1)	TA TS&W International Equity Initial Class (1)
Invesco V.I. Global Series I Shares (1)	TA TS&W International Equity Service Class (1)
Invesco V.I. Global Series II Shares (1)	TA WMC US Growth Initial Class (1)
Invesco V.I. Global Strategic Income Series I Shares (1)	TA WMC US Growth Service Class (1)
Invesco V.I. Global Strategic Income Series II Shares (1)	Wanger Acorn (1)
Invesco V.I. Government Securities Series I Shares (1)

(1)  Statements of operations and changes in net assets for the years ended December 31, 2022 and 2021

(2)  Statements of operations and changes in net assets for the year ended December 31, 2022 and the period April 30, 2021 (commencement of operations) through December 31, 2021

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Retirement Builder Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Retirement Builder Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of Retirement Builder Variable Annuity Account since 2014.

4

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Growth and Income Class B Shares	76,121.887	$2,202,610	$2,158,817	$(32)	$2,158,785	776,247	$2.641092	$15.876843
AB Large Cap Growth Class B Shares	39,900.079	2,108,141	2,132,659	(32)	2,132,627	803,298	2.315757	20.519460
AB Sustainable Global Thematic Growth Class B Shares	25,355.502	683,493	724,914	(5)	724,909	513,388	0.901290	17.013433
Allspring VT International Equity Class 1 Shares	260,047.863	484,420	431,679	7	431,686	238,136	1.285663	2.041072
Allspring VT International Equity Class 2 Shares	14,840.152	32,687	25,525	(6)	25,519	12,114	1.863539	10.114384
Allspring VT Omega Growth Class 1 Shares	45,296.092	1,266,561	945,782	2	945,784	229,861	2.303977	4.566732
Allspring VT Omega Growth Class 2 Shares	8,495.748	225,831	168,811	6	168,817	32,634	4.653216	16.265467
Allspring VT Opportunity Class 1 Shares	58,912.541	1,453,181	1,310,215	6	1,310,221	449,435	2.606492	2.995984
Allspring VT Opportunity Class 2 Shares	4,225.163	107,386	94,306	3	94,309	33,129	2.678375	14.877686
Allspring VT Small Cap Growth Class 1 Shares	153,956.527	1,559,686	1,237,810	11	1,237,821	409,118	2.091458	3.193287
Allspring VT Small Cap Growth Class 2 Shares	13,563.397	133,798	102,404	(2)	102,402	34,631	2.710257	15.076969
BNY Mellon Stock Index Initial Shares	25,967.415	1,307,775	1,501,176	(25)	1,501,151	370,487	3.496946	4.138964
BNY Mellon Stock Index Service Shares	353.264	20,561	20,479	-	20,479	7,193	2.847101	3.693790
BNY Mellon Sustainable U.S. Equity Initial Shares	4,590.465	174,016	191,560	22	191,582	99,304	1.929242	15.210245
BNY Mellon VIF Appreciation Initial Shares	60,055.843	2,278,968	1,917,583	(9)	1,917,574	433,645	4.064901	17.620119
BNY Mellon VIF Government Money Market	824,888.440	824,888	824,888	(12)	824,876	784,593	0.718733	1.080067
BNY Mellon VIF Growth and Income Initial Shares	30,138.006	901,394	870,084	(17)	870,067	232,577	3.740905	16.564826
BNY Mellon VIF Opportunistic Small Cap Initial Shares	32,376.364	1,445,654	1,275,305	(7)	1,275,298	493,145	2.578049	11.997728
Columbia - Dividend Opportunity Class 1 Shares	21,862.966	384,256	816,363	(10)	816,353	345,561	2.059215	14.507886
Columbia - Income Opportunity Class 1 Shares	180,806.215	1,351,868	1,084,837	23	1,084,860	898,151	1.085740	1.246251
Columbia - Large Cap Growth Class 1 Shares	117,416.952	1,551,275	3,057,537	28	3,057,565	1,614,269	1.766638	1.942906
Columbia - Overseas Core Class 2 Shares	101,829.270	1,318,113	1,187,329	(6)	1,187,323	1,011,551	1.098569	1.208186
Columbia - Select Mid Cap Growth Class 1 Shares	26,449.504	450,383	958,795	(9)	958,786	453,707	1.911698	2.194486
Columbia - Select Mid Cap Value Class 1 Shares	5,894.745	96,204	196,884	2	196,886	77,928	2.205083	14.255829
Columbia - Small Cap Value Class 1 Shares	68,135.729	971,365	783,561	(22)	783,539	208,127	1.516534	12.427431
Columbia - Small Company Growth Class 1 Shares	2,240.681	32,605	20,614	2	20,616	5,904	2.346205	16.293410
Columbia - Strategic Income Class 1 Shares	149,330.527	613,031	522,657	(1)	522,656	274,217	1.611027	9.724971
CTIVP® - Principal Blue Chip Growth Class 1 Shares	60,099.044	1,385,094	2,541,589	18	2,541,607	1,364,830	1.728391	1.900830
Davis Value	503,205.517	3,859,360	2,656,925	(27)	2,656,898	1,050,834	2.203474	3.409762
Federated Hermes Government Money II Service Shares	3,053,113.490	3,053,113	3,053,113	(106)	3,053,007	3,287,841	0.824488	9.026436
Federated Hermes High Income Bond II Primary Shares	294,167.687	1,809,836	1,570,855	19	1,570,874	633,339	1.251003	9.926865
Federated Hermes Kaufmann II Primary Shares	90,749.061	1,681,009	1,370,311	12	1,370,323	321,466	2.558902	14.016028
Federated Hermes Kaufmann II Service Shares	87,662.478	1,516,675	1,203,606	(3)	1,203,603	363,781	2.869327	13.664450
Federated Hermes Managed Volatility II Primary Shares	80,393.692	781,365	680,131	(5)	680,126	342,609	1.701449	11.475699
Federated Hermes Managed Volatility II Service Shares	34,112.823	349,198	294,394	(2)	294,392	274,187	1.038518	10.726118
Federated Hermes Quality Bond II Primary Shares	9,501.222	102,494	93,207	8	93,215	59,349	1.334757	9.425686
Fidelity® VIP Asset Manager Initial Class	64,563.217	986,684	924,545	20	924,565	319,012	1.192123	11.820462
Fidelity® VIP Asset Manager: Growth Initial Class	23,799.452	418,011	445,526	(11)	445,515	145,555	1.141896	3.113861
Fidelity® VIP Balanced Initial Class	109,729.556	2,055,746	2,126,559	(15)	2,126,544	544,302	1.663637	4.000458
Fidelity® VIP Balanced Service Class 2	16,907.536	305,927	316,847	(2)	316,845	116,123	2.421430	13.914961
Fidelity® VIP Contrafund® Initial Class	190,666.887	6,810,437	7,222,462	(11)	7,222,451	981,297	2.464191	7.601573
Fidelity® VIP Contrafund® Service Class 2	191,824.992	7,118,650	7,009,285	31	7,009,316	2,046,414	2.427448	16.678870

See accompanying notes.	5

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Fidelity® VIP Equity-Income Initial Class	140,292.141	$3,106,361	$3,305,283	$3	$3,305,286	717,168	$1.820143	$14.251409
Fidelity® VIP Equity-Income Service Class 2	248,790.506	5,324,130	5,650,032	40	5,650,072	1,900,631	2.199396	15.109757
Fidelity® VIP Government Money Market Initial Class	784,990.010	784,990	784,990	10	785,000	646,362	0.611545	9.157040
Fidelity® VIP Government Money Market Service Class 2	210,248.400	210,248	210,248	(2)	210,246	211,188	0.827599	1.017935
Fidelity® VIP Growth Initial Class	77,636.933	5,700,970	5,551,817	(1)	5,551,816	860,701	1.888102	6.727227
Fidelity® VIP Growth Service Class 2	31,780.999	2,179,455	2,201,470	13	2,201,483	699,165	2.570922	21.904287
Fidelity® VIP Growth & Income Initial Class	116,199.519	2,345,228	2,791,112	11	2,791,123	574,476	1.739853	5.166558
Fidelity® VIP Growth & Income Service Class 2	13,975.969	262,932	325,081	17	325,098	111,851	2.705778	14.994778
Fidelity® VIP Growth Opportunities Initial Class	54,600.158	2,346,675	2,240,244	12	2,240,256	443,458	1.904024	5.179715
Fidelity® VIP Growth Opportunities Service Class	35,072.811	1,659,927	1,433,426	20	1,433,446	294,454	4.285922	5.643591
Fidelity® VIP Growth Opportunities Service Class 2	13,327.563	518,739	531,903	26	531,929	135,610	2.848984	20.925608
Fidelity® VIP High Income Initial Class	179,700.796	950,538	792,481	(9)	792,472	402,846	0.981957	9.789906
Fidelity® VIP High Income Service Class	125,080.555	668,146	546,602	1	546,603	253,903	1.025957	2.349201
Fidelity® VIP High Income Service Class 2	60,001.063	307,041	252,604	19	252,623	137,710	1.635884	9.651626
Fidelity® VIP Index 500 Initial Class	40,777.123	8,994,594	15,282,450	24	15,282,474	2,833,079	1.787870	16.178289
Fidelity® VIP Index 500 Service Class 2	3,594.599	998,260	1,328,923	(38)	1,328,885	301,695	3.290240	15.936708
Fidelity® VIP Investment Grade Bond Initial Class	315,942.749	4,068,805	3,412,182	3	3,412,185	1,768,730	0.963989	9.330639
Fidelity® VIP Investment Grade Bond Service Class 2	50,305.590	637,736	526,700	5	526,705	316,788	1.092430	9.192542
Fidelity® VIP Mid Cap Initial Class	101,062.464	3,482,406	3,306,764	(4)	3,306,760	375,251	2.474751	9.592977
Fidelity® VIP Mid Cap Service Class 2	205,955.575	6,865,361	6,425,814	(20)	6,425,794	1,356,583	1.980028	14.564659
Fidelity® VIP Overseas Initial Class	32,594.373	656,636	707,298	(3)	707,295	287,903	0.955107	12.857584
Fidelity® VIP Value Strategies Service Class 2	144,643.941	1,969,517	2,103,123	(39)	2,103,084	572,044	2.434977	16.131018
Franklin Income Class 2 Shares	13,141.762	196,027	193,578	(5)	193,573	110,769	1.682627	12.552050
Franklin Mutual Shares Class 2 Shares	201,921.091	3,474,604	3,061,124	(71)	3,061,053	1,230,622	1.507598	11.644727
Franklin Rising Dividends Class 2 Shares	55,011.627	1,406,734	1,486,964	(4)	1,486,960	327,518	1.915645	4.914836
Franklin Small Cap Value Class 2 Shares	77,772.280	1,143,263	974,487	11	974,498	205,973	2.280075	12.302473
Franklin Small-Mid Cap Growth Class 2 Shares	356,408.175	5,471,851	3,745,850	13	3,745,863	1,141,536	1.897238	14.533159
Franklin Templeton Developing Markets Class 2 Shares	57,481.770	493,453	428,814	(10)	428,804	187,614	0.801273	3.153601
Franklin Templeton Foreign Class 2 Shares	118,398.975	1,607,233	1,440,916	11	1,440,927	958,106	0.946711	9.800253
Invesco V.I. American Franchise Series I Shares	40,475.548	2,184,519	1,733,972	-	1,733,972	685,336	2.372443	15.641122
Invesco V.I. American Franchise Series II Shares	5,718.142	281,934	222,150	30	222,180	89,854	2.126930	16.587473
Invesco V.I. American Value Series II Shares	52,336.644	850,098	810,171	1	810,172	80,427	9.789547	10.133496
Invesco V.I. Capital Appreciation Series I Shares	181,282.403	8,749,836	6,303,189	(75)	6,303,114	1,707,136	2.639303	16.088597
Invesco V.I. Capital Appreciation Series II Shares	13,725.461	643,728	453,764	(9)	453,755	148,930	2.229804	15.848778
Invesco V.I. Comstock Series II Shares	57,880.426	999,400	1,172,079	8	1,172,087	353,012	2.850095	14.418659
Invesco V.I. Conservative Balanced Series I Shares	72,051.525	1,068,710	1,002,957	(5)	1,002,952	542,158	1.233712	2.080779
Invesco V.I. Conservative Balanced Series II Shares	1,518.624	21,080	20,790	(2)	20,788	12,290	1.492319	10.903275
Invesco V.I. Core Equity Series I Shares	241,079.910	7,422,343	5,918,512	(18)	5,918,494	1,995,217	2.007180	12.943804
Invesco V.I. Core Equity Series II Shares	39,183.921	1,191,031	956,088	(22)	956,066	394,731	1.326601	12.863635
Invesco V.I. Discovery Mid Cap Growth Series II Shares	2,821.188	187,725	135,022	-	135,022	11,405	11.459249	11.904129
Invesco V.I. Equity and Income Series II Shares	173,374.577	2,938,785	2,779,194	27	2,779,221	985,918	1.793310	12.238501
Invesco V.I. EQV International Equity Series I Shares	12,343.106	420,981	357,209	(2)	357,207	156,518	1.226014	2.544316

See accompanying notes.	6

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Invesco V.I. EQV International Equity Series II Shares	1,830.066	$63,128	$52,010	$(1)	$52,009	16,411	$2.708516	$11.298997
Invesco V.I. Global Series I Shares	50,558.465	1,961,635	1,572,368	26	1,572,394	330,234	1.573170	5.696172
Invesco V.I. Global Series II Shares	912.857	32,879	27,660	(11)	27,649	8,894	2.709463	13.101072
Invesco V.I. Global Strategic Income Series I Shares	300,817.032	1,478,521	1,185,219	(2)	1,185,217	629,621	0.889978	8.613065
Invesco V.I. Global Strategic Income Series II Shares	84,943.688	434,028	345,721	1	345,722	237,393	0.845151	8.493597
Invesco V.I. Government Securities Series I Shares	26,373.962	312,942	265,850	8	265,858	182,030	0.933289	1.485746
Invesco V.I. Government Securities Series II Shares	24,128.447	277,717	240,802	(2)	240,800	211,900	0.843551	1.255958
Invesco V.I. Main Street Series I Shares	188,583.806	4,302,376	3,039,971	(8)	3,039,963	877,084	2.028280	3.754479
Invesco V.I. Main Street Series II Shares	30,549.829	692,415	480,854	4	480,858	133,020	2.555740	13.879552
Invesco V.I. Main Street Mid Cap Series II Shares	26,791.202	284,635	220,492	(11)	220,481	77,116	2.281165	12.435631
Invesco V.I. Main Street Small Cap Series II Shares	1,987.551	49,233	44,839	-	44,839	8,514	3.680830	13.334685
Janus Henderson - Balanced Service Shares	58,852.417	1,972,774	2,499,462	(14)	2,499,448	849,521	2.942165	13.663096
Janus Henderson - Enterprise Service Shares	20,030.725	1,176,583	1,257,529	(12)	1,257,517	547,352	2.056056	18.154696
Janus Henderson - Forty Service Shares	5,292.950	190,784	161,223	6	161,229	53,934	2.989394	17.384580
Janus Henderson - Global Research Service Shares	22,722.332	867,966	1,099,988	21	1,100,009	784,804	1.259568	15.792997
Janus Henderson - Mid Cap Value Service Shares	6,554.357	100,531	102,510	(8)	102,502	37,724	1.858983	11.772020
Janus Henderson - Overseas Service Shares	26,476.032	831,142	973,259	(1)	973,258	618,013	1.538370	14.492928
Janus Henderson - Research Service Shares	19,302.936	659,448	582,370	(14)	582,356	325,474	1.787489	15.850802
JPMorgan Insurance Trust Core Bond Class 1 Shares	248,425.149	2,664,396	2,402,271	(1)	2,402,270	1,611,189	1.226634	1.907359
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	100,476.906	1,050,519	1,047,974	(3)	1,047,971	244,811	3.148906	5.917340
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	51,180.548	1,608,221	1,616,794	(2)	1,616,792	538,004	2.754164	3.642048
MFS® Core Equity Initial Class	1,462.396	34,898	34,703	(2)	34,701	17,958	1.916408	16.786371
MFS® Growth Initial Class	75,426.480	3,944,353	3,621,980	32	3,622,012	751,005	4.172149	17.608400
MFS® Growth Service Class	19,828.133	914,029	887,111	44	887,155	170,066	3.402290	17.342768
MFS® Massachusetts Investors Growth Stock Initial Class	2,732.114	52,841	52,702	(1)	52,701	24,660	2.125821	19.271044
MFS® Massachusetts Investors Growth Stock Service Class	61,955.514	1,237,260	1,168,481	9	1,168,490	539,758	1.991425	18.852674
MFS® New Discovery Initial Class	29,223.898	517,191	330,522	(11)	330,511	118,461	2.740194	15.701566
MFS® New Discovery Service Class	38,078.791	554,428	336,617	1	336,618	79,865	2.240956	16.649084
MFS® Research Initial Class	50,468.381	1,419,622	1,399,993	(28)	1,399,965	352,813	3.035306	16.091283
MFS® Research Service Class	37,723.472	1,053,404	1,026,078	(46)	1,026,032	237,385	2.980191	15.848110
MFS® Total Return Initial Class	241,789.442	5,439,890	5,437,845	20	5,437,865	1,863,455	1.758302	3.274508
MFS® Total Return Service Class	112,747.492	2,491,570	2,474,807	(4)	2,474,803	1,066,076	1.990421	13.164161
MFS® Total Return Bond Initial Class	11,682.905	156,108	131,550	(7)	131,543	70,879	1.840852	9.141622
MFS® Total Return Bond Service Class	88,564.425	1,153,872	977,751	2	977,753	693,933	1.214444	8.937451
MFS® Utilities Initial Class	136,509.503	4,187,026	4,958,025	-	4,958,025	855,275	2.872983	15.294918
MFS® Utilities Service Class	24,785.067	742,980	881,605	(5)	881,600	140,849	3.807438	15.069457
MS VIF Global Franchise Class II Shares	77,179.001	907,847	773,334	29	773,363	175,548	3.824729	15.646046
Putnam VT Diversified Income Class IB Shares	44,979.678	261,321	212,304	-	212,304	126,977	0.878775	9.133816
Putnam VT Focused International Equity Class IB Shares	62,689.465	875,247	754,781	59	754,840	386,940	1.807255	2.904735
Putnam VT George Putnam Balanced Class IB Shares	57,746.927	573,755	666,400	(8)	666,392	293,685	1.439958	13.034283
Putnam VT Global Health Care Class IB Shares	10,845.443	168,353	175,913	3	175,916	38,345	1.781732	17.108045
Putnam VT Government Money Market Class IB Shares	1,711,495.711	1,711,496	1,711,496	(35)	1,711,461	1,771,265	0.754598	1.058321

See accompanying notes.	7

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Putnam VT Growth Opportunities Class IB Shares	63,649.035	$660,710	$602,756	$25	$602,781	258,949	$1.600817	$4.788543
Putnam VT Income Class IB Shares	16,392.877	182,896	137,536	5	137,541	80,354	1.660695	8.871035
Putnam VT International Equity Class IB Shares	3,944.429	51,516	50,844	(13)	50,831	33,683	1.478520	11.527024
Putnam VT Large Cap Value Class IB Shares	117,893.594	2,766,022	3,191,380	(22)	3,191,358	702,229	2.526645	16.892662
Putnam VT Multi-Cap Core Class IB Shares	163.635	2,872	2,677	11	2,688	1,043	2.571169	16.406092
Putnam VT Research Class IB Shares	5,300.913	117,725	143,920	(13)	143,907	42,615	3.050568	16.443590
Putnam VT Sustainable Leaders Class IB Shares	254.077	8,404	8,298	(9)	8,289	1,569	5.190319	18.100197
TA Aegon Bond Initial Class	675,445.169	7,685,900	6,200,587	12	6,200,599	4,314,173	0.849523	8.929610
TA Aegon Bond Service Class	370,172.895	4,179,068	3,364,872	36	3,364,908	2,417,219	0.918376	9.478961
TA Aegon Core Bond Initial Class	139,990.597	1,779,971	1,489,500	1	1,489,501	1,029,106	0.856375	1.625478
TA Aegon High Yield Bond Initial Class	434,554.657	3,261,685	2,802,878	7	2,802,885	1,262,376	1.116765	10.305006
TA Aegon High Yield Bond Service Class	42,304.137	324,754	278,361	9	278,370	133,408	1.858414	10.918405
TA Aegon Sustainable Equity Income Initial Class	607,257.533	11,426,005	10,669,515	111	10,669,626	4,625,490	1.628155	10.925928
TA Aegon Sustainable Equity Income Service Class	101,210.397	1,889,397	1,782,315	17	1,782,332	765,730	1.712754	11.586524
TA Aegon U.S. Government Securities Initial Class	207,018.339	2,079,422	1,848,674	(18)	1,848,656	1,514,364	1.051666	8.799085
TA Aegon U.S. Government Securities Service Class	329,138.255	3,397,203	3,051,112	(15)	3,051,097	2,485,350	1.043123	9.338358
TA BlackRock Global Real Estate Securities Initial Class	32,461.133	358,251	296,046	-	296,046	113,494	1.266790	9.901403
TA BlackRock Global Real Estate Securities Service Class	18,121.153	208,687	176,681	(2)	176,679	85,002	1.256677	10.508135
TA BlackRock Government Money Market Initial Class	8,620,940.666	8,620,941	8,620,941	(571)	8,620,370	10,064,734	0.712500	9.221888
TA BlackRock Government Money Market Service Class	5,310,628.121	5,310,628	5,310,628	(18)	5,310,610	5,449,916	0.829087	9.675848
TA BlackRock iShares Edge 40 Initial Class	138,680.623	1,305,828	1,138,568	13	1,138,581	654,575	1.094600	10.383192
TA BlackRock iShares Edge 40 Service Class	39,920.728	378,532	325,354	5	325,359	215,032	1.255574	11.097411
TA International Focus Initial Class	110,863.746	947,091	871,389	29	871,418	540,347	1.129733	9.646137
TA International Focus Service Class	87,776.796	709,102	673,248	(2)	673,246	291,603	1.503217	13.147007
TA Janus Mid-Cap Growth Initial Class	245,022.279	7,928,417	7,705,951	(38)	7,705,913	1,988,259	2.080533	17.223883
TA Janus Mid-Cap Growth Service Class	22,363.112	698,033	651,885	(16)	651,869	180,006	2.916906	18.268737
TA JPMorgan Asset Allocation - Conservative Initial Class	1,170,322.688	11,934,602	9,643,459	(11)	9,643,448	5,429,479	1.154488	10.634516
TA JPMorgan Asset Allocation - Conservative Service Class	2,081,650.902	20,870,747	16,882,189	47	16,882,236	9,832,610	1.105467	11.269086
TA JPMorgan Asset Allocation - Growth Initial Class	824,938.657	9,119,722	7,325,455	(2)	7,325,453	2,782,552	1.577603	13.957061
TA JPMorgan Asset Allocation - Growth Service Class	895,490.014	10,113,126	7,826,583	(13)	7,826,570	2,999,145	1.802228	13.752251
TA JPMorgan Asset Allocation - Moderate Initial Class	1,774,912.022	20,224,665	17,163,399	(98)	17,163,301	8,422,527	1.208821	11.417743
TA JPMorgan Asset Allocation - Moderate Service Class	4,187,209.726	47,027,600	39,736,620	423	39,737,043	19,380,636	1.584156	11.250721
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	2,679,432.003	31,232,110	25,695,753	31	25,695,784	11,063,497	1.349264	12.431752
TA JPMorgan Asset Allocation - Moderate Growth Service Class	9,358,614.612	107,652,520	87,877,391	11	87,877,402	39,911,176	1.700460	13.190581
TA JPMorgan Enhanced Index Initial Class	167,570.663	3,889,183	3,312,872	(36)	3,312,836	1,301,177	2.323362	13.471941
TA JPMorgan Enhanced Index Service Class	28,969.305	575,125	569,247	(5)	569,242	147,854	3.116095	17.198978
TA JPMorgan International Moderate Growth Initial Class	36,713.970	357,903	313,170	9	313,179	245,476	1.146262	11.371243
TA JPMorgan International Moderate Growth Service Class	726,327.762	6,602,426	6,130,206	16	6,130,222	4,767,937	1.100667	12.078957
TA JPMorgan Mid Cap Value Initial Class	93,689.174	1,492,670	1,369,736	8	1,369,744	378,303	2.213015	12.905504
TA JPMorgan Tactical Allocation Initial Class	45,773.167	638,968	527,307	(17)	527,290	317,535	1.049878	10.261882
TA JPMorgan Tactical Allocation Service Class	49,041.343	733,836	604,680	(5)	604,675	406,923	1.117775	10.053018
TA Morgan Stanley Capital Growth Initial Class	1,681,639.435	17,297,880	6,373,413	56	6,373,469	1,740,407	2.001651	14.471383

See accompanying notes.	8

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA Morgan Stanley Capital Growth Service Class	323,813.714	$2,464,744	$1,010,299	$16	$1,010,315	309,937	$2.707620	$14.832635
TA Multi-Managed Balanced Initial Class	195,860.528	2,960,421	2,663,703	(4)	2,663,699	888,148	1.823421	12.991356
TA Multi-Managed Balanced Service Class	1,293,424.581	18,639,516	17,073,204	(25)	17,073,179	6,203,346	2.419555	13.840109
TA Small/Mid Cap Value Initial Class	176,501.509	3,382,998	3,323,523	(12)	3,323,511	384,091	1.938627	17.658917
TA T. Rowe Price Small Cap Initial Class	225,089.644	3,098,460	2,201,377	-	2,201,377	639,702	2.250598	11.326973
TA T. Rowe Price Small Cap Service Class	65,873.447	753,252	559,266	14	559,280	141,468	3.175765	14.553954
TA TS&W International Equity Initial Class	54,340.697	737,849	687,410	26	687,436	561,963	1.199534	9.167822
TA TS&W International Equity Service Class	32,002.059	400,149	400,666	(14)	400,652	224,308	1.243748	11.908973
TA WMC US Growth Initial Class	1,000,193.136	30,917,681	25,945,010	60	25,945,070	10,962,324	1.870832	17.480801
TA WMC US Growth Service Class	171,268.547	5,383,917	4,228,620	(3)	4,228,617	1,084,682	2.725026	18.538302
Wanger Acorn	99,578.233	1,708,437	1,090,382	(51)	1,090,331	344,887	2.656061	11.835492

See accompanying notes.	9

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

AB Growth and Income Class B Shares	$2,131,320	$27,465	$2,158,785
AB Large Cap Growth Class B Shares	2,132,627	-	2,132,627
AB Sustainable Global Thematic Growth Class B Shares	654,950	69,959	724,909
Allspring VT International Equity Class 1 Shares	412,811	18,875	431,686
Allspring VT International Equity Class 2 Shares	25,519	-	25,519
Allspring VT Omega Growth Class 1 Shares	903,718	42,066	945,784
Allspring VT Omega Growth Class 2 Shares	168,817	-	168,817
Allspring VT Opportunity Class 1 Shares	1,221,352	88,869	1,310,221
Allspring VT Opportunity Class 2 Shares	94,309	-	94,309
Allspring VT Small Cap Growth Class 1 Shares	1,167,297	70,524	1,237,821
Allspring VT Small Cap Growth Class 2 Shares	102,402	-	102,402
BNY Mellon Stock Index Initial Shares	1,490,090	11,061	1,501,151
BNY Mellon Stock Index Service Shares	-	20,479	20,479
BNY Mellon Sustainable U.S. Equity Initial Shares	191,582	-	191,582
BNY Mellon VIF Appreciation Initial Shares	1,917,574	-	1,917,574
BNY Mellon VIF Government Money Market	759,474	65,402	824,876
BNY Mellon VIF Growth and Income Initial Shares	870,067	-	870,067
BNY Mellon VIF Opportunistic Small Cap Initial Shares	1,275,298	-	1,275,298
Columbia - Dividend Opportunity Class 1 Shares	765,404	50,949	816,353
Columbia - Income Opportunity Class 1 Shares	1,071,532	13,328	1,084,860
Columbia - Large Cap Growth Class 1 Shares	2,908,792	148,773	3,057,565
Columbia - Overseas Core Class 2 Shares	1,016,619	170,704	1,187,323
Columbia - Select Mid Cap Growth Class 1 Shares	897,367	61,419	958,786
Columbia - Select Mid Cap Value Class 1 Shares	180,927	15,959	196,886
Columbia - Small Cap Value Class 1 Shares	772,545	10,994	783,539
Columbia - Small Company Growth Class 1 Shares	14,826	5,790	20,616
Columbia - Strategic Income Class 1 Shares	513,398	9,258	522,656
CTIVP® - Principal Blue Chip Growth Class 1 Shares	2,425,478	116,129	2,541,607
Davis Value	2,587,051	69,847	2,656,898
Federated Hermes Government Money II Service Shares	3,046,508	6,499	3,053,007
Federated Hermes High Income Bond II Primary Shares	1,552,695	18,179	1,570,874
Federated Hermes Kaufmann II Primary Shares	1,249,617	120,706	1,370,323
Federated Hermes Kaufmann II Service Shares	1,203,603	-	1,203,603
Federated Hermes Managed Volatility II Primary Shares	680,126	-	680,126
Federated Hermes Managed Volatility II Service Shares	294,392	-	294,392
Federated Hermes Quality Bond II Primary Shares	93,215	-	93,215
Fidelity® VIP Asset Manager Initial Class	896,620	27,945	924,565
Fidelity® VIP Asset Manager: Growth Initial Class	445,515	-	445,515
Fidelity® VIP Balanced Initial Class	2,124,075	2,469	2,126,544
Fidelity® VIP Balanced Service Class 2	316,845	-	316,845
Fidelity® VIP Contrafund® Initial Class	7,173,381	49,070	7,222,451

See accompanying notes.	10

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

Fidelity® VIP Contrafund® Service Class 2	$6,796,746	$212,570	$7,009,316
Fidelity® VIP Equity-Income Initial Class	3,235,840	69,446	3,305,286
Fidelity® VIP Equity-Income Service Class 2	5,600,018	50,054	5,650,072
Fidelity® VIP Government Money Market Initial Class	523,594	261,406	785,000
Fidelity® VIP Government Money Market Service Class 2	135,901	74,345	210,246
Fidelity® VIP Growth Initial Class	5,387,907	163,909	5,551,816
Fidelity® VIP Growth Service Class 2	2,161,015	40,468	2,201,483
Fidelity® VIP Growth & Income Initial Class	2,649,254	141,869	2,791,123
Fidelity® VIP Growth & Income Service Class 2	325,098	-	325,098
Fidelity® VIP Growth Opportunities Initial Class	2,240,256	-	2,240,256
Fidelity® VIP Growth Opportunities Service Class	1,376,255	57,191	1,433,446
Fidelity® VIP Growth Opportunities Service Class 2	531,929	-	531,929
Fidelity® VIP High Income Initial Class	791,823	649	792,472
Fidelity® VIP High Income Service Class	546,541	62	546,603
Fidelity® VIP High Income Service Class 2	245,388	7,235	252,623
Fidelity® VIP Index 500 Initial Class	14,468,241	814,233	15,282,474
Fidelity® VIP Index 500 Service Class 2	1,305,158	23,727	1,328,885
Fidelity® VIP Investment Grade Bond Initial Class	3,342,252	69,933	3,412,185
Fidelity® VIP Investment Grade Bond Service Class 2	521,026	5,679	526,705
Fidelity® VIP Mid Cap Initial Class	3,029,934	276,826	3,306,760
Fidelity® VIP Mid Cap Service Class 2	6,068,832	356,962	6,425,794
Fidelity® VIP Overseas Initial Class	705,136	2,159	707,295
Fidelity® VIP Value Strategies Service Class 2	2,003,776	99,308	2,103,084
Franklin Income Class 2 Shares	193,573	-	193,573
Franklin Mutual Shares Class 2 Shares	3,026,756	34,297	3,061,053
Franklin Rising Dividends Class 2 Shares	1,474,098	12,862	1,486,960
Franklin Small Cap Value Class 2 Shares	964,399	10,099	974,498
Franklin Small-Mid Cap Growth Class 2 Shares	3,640,699	105,164	3,745,863
Franklin Templeton Developing Markets Class 2 Shares	408,389	20,415	428,804
Franklin Templeton Foreign Class 2 Shares	1,418,707	22,220	1,440,927
Invesco V.I. American Franchise Series I Shares	1,733,972	-	1,733,972
Invesco V.I. American Franchise Series II Shares	220,096	2,084	222,180
Invesco V.I. American Value Series II Shares	810,172	-	810,172
Invesco V.I. Capital Appreciation Series I Shares	6,072,579	230,535	6,303,114
Invesco V.I. Capital Appreciation Series II Shares	427,293	26,462	453,755
Invesco V.I. Comstock Series II Shares	1,172,087	-	1,172,087
Invesco V.I. Conservative Balanced Series I Shares	932,647	70,305	1,002,952
Invesco V.I. Conservative Balanced Series II Shares	20,788	-	20,788
Invesco V.I. Core Equity Series I Shares	5,506,509	411,985	5,918,494
Invesco V.I. Core Equity Series II Shares	935,347	20,719	956,066
Invesco V.I. Discovery Mid Cap Growth Series II Shares	135,022	-	135,022

See accompanying notes.	11

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

Invesco V.I. Equity and Income Series II Shares	$2,740,954	$38,267	$2,779,221
Invesco V.I. EQV International Equity Series I Shares	329,068	28,139	357,207
Invesco V.I. EQV International Equity Series II Shares	52,009	-	52,009
Invesco V.I. Global Series I Shares	1,362,717	209,677	1,572,394
Invesco V.I. Global Series II Shares	24,030	3,619	27,649
Invesco V.I. Global Strategic Income Series I Shares	1,185,217	-	1,185,217
Invesco V.I. Global Strategic Income Series II Shares	305,552	40,170	345,722
Invesco V.I. Government Securities Series I Shares	263,307	2,551	265,858
Invesco V.I. Government Securities Series II Shares	213,068	27,732	240,800
Invesco V.I. Main Street Series I Shares	2,797,488	242,475	3,039,963
Invesco V.I. Main Street Series II Shares	386,505	94,353	480,858
Invesco V.I. Main Street Mid Cap Series II Shares	220,481	-	220,481
Invesco V.I. Main Street Small Cap Series II Shares	35,810	9,029	44,839
Janus Henderson - Balanced Service Shares	2,499,448	-	2,499,448
Janus Henderson - Enterprise Service Shares	1,257,517	-	1,257,517
Janus Henderson - Forty Service Shares	161,229	-	161,229
Janus Henderson - Global Research Service Shares	1,100,009	-	1,100,009
Janus Henderson - Mid Cap Value Service Shares	98,379	4,123	102,502
Janus Henderson - Overseas Service Shares	973,258	-	973,258
Janus Henderson - Research Service Shares	582,356	-	582,356
JPMorgan Insurance Trust Core Bond Class 1 Shares	(1)	2,402,271	2,402,270
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	-	1,047,971	1,047,971
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	-	1,616,792	1,616,792
MFS® Core Equity Initial Class	34,701	-	34,701
MFS® Growth Initial Class	3,131,412	490,600	3,622,012
MFS® Growth Service Class	887,155	-	887,155
MFS® Massachusetts Investors Growth Stock Initial Class	52,701	-	52,701
MFS® Massachusetts Investors Growth Stock Service Class	1,134,679	33,811	1,168,490
MFS® New Discovery Initial Class	173,422	157,089	330,511
MFS® New Discovery Service Class	333,638	2,980	336,618
MFS® Research Initial Class	1,315,137	84,828	1,399,965
MFS® Research Service Class	1,021,680	4,352	1,026,032
MFS® Total Return Initial Class	5,419,288	18,577	5,437,865
MFS® Total Return Service Class	2,446,006	28,797	2,474,803
MFS® Total Return Bond Initial Class	131,543	-	131,543
MFS® Total Return Bond Service Class	977,753	-	977,753
MFS® Utilities Initial Class	4,868,728	89,297	4,958,025
MFS® Utilities Service Class	845,131	36,469	881,600
MS VIF Global Franchise Class II Shares	773,363	-	773,363
Putnam VT Diversified Income Class IB Shares	199,448	12,856	212,304
Putnam VT Focused International Equity Class IB Shares	714,508	40,332	754,840

See accompanying notes.	12

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

Putnam VT George Putnam Balanced Class IB Shares	$664,186	$2,206	$666,392
Putnam VT Global Health Care Class IB Shares	168,529	7,387	175,916
Putnam VT Government Money Market Class IB Shares	1,651,660	59,801	1,711,461
Putnam VT Growth Opportunities Class IB Shares	562,312	40,469	602,781
Putnam VT Income Class IB Shares	137,541	-	137,541
Putnam VT International Equity Class IB Shares	50,831	-	50,831
Putnam VT Large Cap Value Class IB Shares	3,107,828	83,530	3,191,358
Putnam VT Multi-Cap Core Class IB Shares	2,688	-	2,688
Putnam VT Research Class IB Shares	143,907	-	143,907
Putnam VT Sustainable Leaders Class IB Shares	8,289	-	8,289
TA Aegon Bond Initial Class	5,966,715	233,884	6,200,599
TA Aegon Bond Service Class	3,364,073	835	3,364,908
TA Aegon Core Bond Initial Class	987,053	502,448	1,489,501
TA Aegon High Yield Bond Initial Class	2,552,280	250,605	2,802,885
TA Aegon High Yield Bond Service Class	278,370	-	278,370
TA Aegon Sustainable Equity Income Initial Class	10,021,724	647,902	10,669,626
TA Aegon Sustainable Equity Income Service Class	1,781,970	362	1,782,332
TA Aegon U.S. Government Securities Initial Class	1,227,801	620,855	1,848,656
TA Aegon U.S. Government Securities Service Class	3,051,097	-	3,051,097
TA BlackRock Global Real Estate Securities Initial Class	287,981	8,065	296,046
TA BlackRock Global Real Estate Securities Service Class	176,679	-	176,679
TA BlackRock Government Money Market Initial Class	3,964,574	4,655,796	8,620,370
TA BlackRock Government Money Market Service Class	5,310,610	-	5,310,610
TA BlackRock iShares Edge 40 Initial Class	1,099,984	38,597	1,138,581
TA BlackRock iShares Edge 40 Service Class	325,359	-	325,359
TA International Focus Initial Class	845,450	25,968	871,418
TA International Focus Service Class	673,246	-	673,246
TA Janus Mid-Cap Growth Initial Class	7,120,473	585,440	7,705,913
TA Janus Mid-Cap Growth Service Class	651,869	-	651,869
TA JPMorgan Asset Allocation - Conservative Initial Class	8,921,961	721,487	9,643,448
TA JPMorgan Asset Allocation - Conservative Service Class	16,483,861	398,375	16,882,236
TA JPMorgan Asset Allocation - Growth Initial Class	7,007,106	318,347	7,325,453
TA JPMorgan Asset Allocation - Growth Service Class	6,943,994	882,576	7,826,570
TA JPMorgan Asset Allocation - Moderate Initial Class	15,937,476	1,225,825	17,163,301
TA JPMorgan Asset Allocation - Moderate Service Class	38,915,088	821,955	39,737,043
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	25,021,082	674,702	25,695,784
TA JPMorgan Asset Allocation - Moderate Growth Service Class	86,826,519	1,050,883	87,877,402
TA JPMorgan Enhanced Index Initial Class	2,252,141	1,060,695	3,312,836
TA JPMorgan Enhanced Index Service Class	569,242	-	569,242
TA JPMorgan International Moderate Growth Initial Class	313,179	-	313,179
TA JPMorgan International Moderate Growth Service Class	6,103,695	26,527	6,130,222

See accompanying notes.	13

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

TA JPMorgan Mid Cap Value Initial Class	$706,121	$663,623	$1,369,744
TA JPMorgan Tactical Allocation Initial Class	500,084	27,206	527,290
TA JPMorgan Tactical Allocation Service Class	604,675	-	604,675
TA Morgan Stanley Capital Growth Initial Class	6,007,776	365,693	6,373,469
TA Morgan Stanley Capital Growth Service Class	1,010,315	-	1,010,315
TA Multi-Managed Balanced Initial Class	2,581,810	81,889	2,663,699
TA Multi-Managed Balanced Service Class	17,073,179	-	17,073,179
TA Small/Mid Cap Value Initial Class	3,284,750	38,761	3,323,511
TA T. Rowe Price Small Cap Initial Class	2,066,124	135,253	2,201,377
TA T. Rowe Price Small Cap Service Class	559,280	-	559,280
TA TS&W International Equity Initial Class	662,772	24,664	687,436
TA TS&W International Equity Service Class	400,652	-	400,652
TA WMC US Growth Initial Class	25,287,580	657,490	25,945,070
TA WMC US Growth Service Class	4,221,304	7,313	4,228,617
Wanger Acorn	1,090,331	-	1,090,331

See accompanying notes.	14

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	AB Sustainable Global Thematic Growth Class B Shares Subaccount	Allspring VT International Equity Class 1 Shares Subaccount

Net Assets as of December 31, 2020:	$2,594,359	$3,107,239	$1,039,738	$642,815

Investment Income:
Reinvested Dividends	20,103	-	-	9,227
Investment Expense:
Mortality and Expense Risk and Administrative Charges	46,964	46,372	16,454	9,642

Net Investment Income (Loss)	(26,861)	(46,372)	(16,454)	(415)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	246,030	130,539	-
Realized Gain (Loss) on Investments	141,553	468,264	64,151	(139,547)

Net Realized Capital Gains (Losses) on Investments	141,553	714,294	194,690	(139,547)
Net Change in Unrealized Appreciation (Depreciation)	505,289	98,951	25,508	178,738

Net Gain (Loss) on Investment	646,842	813,245	220,198	39,191

Net Increase (Decrease) in Net Assets Resulting from Operations	619,981	766,873	203,744	38,776

Increase (Decrease) in Net Assets from Contract Transactions	(707,594)	(610,465)	(108,398)	(88,436)

Total Increase (Decrease) in Net Assets	(87,613)	156,408	95,346	(49,660)

Net Assets as of December 31, 2021:	$2,506,746	$3,263,647	$1,135,084	$593,155

Investment Income:
Reinvested Dividends	23,378	-	-	21,463
Investment Expense:
Mortality and Expense Risk and Administrative Charges	36,217	34,499	12,637	7,604

Net Investment Income (Loss)	(12,839)	(34,499)	(12,637)	13,859

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	346,394	307,630	87,477	-
Realized Gain (Loss) on Investments	40,039	139,489	39,180	(95,944)

Net Realized Capital Gains (Losses) on Investments	386,433	447,119	126,657	(95,944)
Net Change in Unrealized Appreciation (Depreciation)	(513,478)	(1,357,060)	(433,464)	4,424

Net Gain (Loss) on Investment	(127,045)	(909,941)	(306,807)	(91,520)

Net Increase (Decrease) in Net Assets Resulting from Operations	(139,884)	(944,440)	(319,444)	(77,661)

Increase (Decrease) in Net Assets from Contract Transactions	(208,077)	(186,580)	(90,731)	(83,808)

Total Increase (Decrease) in Net Assets	(347,961)	(1,131,020)	(410,175)	(161,469)

Net Assets as of December 31, 2022:	$2,158,785	$2,132,627	$724,909	$431,686

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Allspring VT International Equity Class 2 Shares Subaccount	Allspring VT Omega Growth Class 1 Shares Subaccount	Allspring VT Omega Growth Class 2 Shares Subaccount	Allspring VT Opportunity Class 1 Shares Subaccount

Net Assets as of December 31, 2020:	$35,853	$1,870,182	$320,710	$1,727,970

Investment Income:
Reinvested Dividends	402	-	-	4,526
Investment Expense:
Mortality and Expense Risk and Administrative Charges	506	27,218	4,879	26,419

Net Investment Income (Loss)	(104)	(27,218)	(4,879)	(21,893)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	198,127	35,184	90,751
Realized Gain (Loss) on Investments	(1,473)	170,890	8,187	130,441

Net Realized Capital Gains (Losses) on Investments	(1,473)	369,017	43,371	221,192
Net Change in Unrealized Appreciation (Depreciation)	3,532	(91,615)	3,284	174,881

Net Gain (Loss) on Investment	2,059	277,402	46,655	396,073

Net Increase (Decrease) in Net Assets Resulting from Operations	1,955	250,184	41,776	374,180

Increase (Decrease) in Net Assets from Contract Transactions	(1,635)	(370,225)	(15,659)	(271,786)

Total Increase (Decrease) in Net Assets	320	(120,041)	26,117	102,394

Net Assets as of December 31, 2021:	$36,173	$1,750,141	$346,827	$1,830,364

Investment Income:
Reinvested Dividends	985	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	386	16,756	3,074	21,712

Net Investment Income (Loss)	599	(16,756)	(3,074)	(21,712)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	257,197	45,585	286,201
Realized Gain (Loss) on Investments	(1,972)	45,908	10,234	(16,350)

Net Realized Capital Gains (Losses) on Investments	(1,972)	303,105	55,819	269,851
Net Change in Unrealized Appreciation (Depreciation)	(3,411)	(911,167)	(173,754)	(640,617)

Net Gain (Loss) on Investment	(5,383)	(608,062)	(117,935)	(370,766)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,784)	(624,818)	(121,009)	(392,478)

Increase (Decrease) in Net Assets from Contract Transactions	(5,870)	(179,539)	(57,001)	(127,665)

Total Increase (Decrease) in Net Assets	(10,654)	(804,357)	(178,010)	(520,143)

Net Assets as of December 31, 2022:	$25,519	$945,784	$168,817	$1,310,221

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Allspring VT Opportunity Class 2 Shares Subaccount	Allspring VT Small Cap Growth Class 1 Shares Subaccount	Allspring VT Small Cap Growth Class 2 Shares Subaccount	BNY Mellon Stock Index Initial Shares Subaccount

Net Assets as of December 31, 2020:	$113,104	$2,200,830	$169,560	$1,893,906

Investment Income:
Reinvested Dividends	51	-	-	22,490
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,777	34,437	2,206	26,544

Net Investment Income (Loss)	(1,726)	(34,437)	(2,206)	(4,054)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,165	236,237	18,532	91,618
Realized Gain (Loss) on Investments	1,832	110,599	5,421	360,218

Net Realized Capital Gains (Losses) on Investments	7,997	346,836	23,953	451,836
Net Change in Unrealized Appreciation (Depreciation)	19,133	(168,910)	(10,866)	22,690

Net Gain (Loss) on Investment	27,130	177,926	13,087	474,526

Net Increase (Decrease) in Net Assets Resulting from Operations	25,404	143,489	10,881	470,472

Increase (Decrease) in Net Assets from Contract Transactions	(6,426)	(157,862)	(14,250)	(369,591)

Total Increase (Decrease) in Net Assets	18,978	(14,373)	(3,369)	100,881

Net Assets as of December 31, 2021:	$132,082	$2,186,457	$166,191	$1,994,787

Investment Income:
Reinvested Dividends	-	-	-	22,127
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,512	22,961	1,495	22,237

Net Investment Income (Loss)	(1,512)	(22,961)	(1,495)	(110)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,084	244,259	19,729	143,592
Realized Gain (Loss) on Investments	264	46,813	(486)	75,780

Net Realized Capital Gains (Losses) on Investments	20,348	291,072	19,243	219,372
Net Change in Unrealized Appreciation (Depreciation)	(47,403)	(1,023,384)	(75,887)	(599,210)

Net Gain (Loss) on Investment	(27,055)	(732,312)	(56,644)	(379,838)

Net Increase (Decrease) in Net Assets Resulting from Operations	(28,567)	(755,273)	(58,139)	(379,948)

Increase (Decrease) in Net Assets from Contract Transactions	(9,206)	(193,363)	(5,650)	(113,688)

Total Increase (Decrease) in Net Assets	(37,773)	(948,636)	(63,789)	(493,636)

Net Assets as of December 31, 2022:	$94,309	$1,237,821	$102,402	$1,501,151

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BNY Mellon Stock Index Service Shares Subaccount	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount	BNY Mellon VIF Appreciation Initial Shares Subaccount	BNY Mellon VIF Government Money Market Subaccount

Net Assets as of December 31, 2020:	$19,199	$198,340	$2,233,121	$1,079,879

Investment Income:
Reinvested Dividends	169	1,665	10,525	99
Investment Expense:
Mortality and Expense Risk and Administrative Charges	512	3,062	33,314	13,295

Net Investment Income (Loss)	(343)	(1,397)	(22,789)	(13,196)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	906	4,895	226,122	-
Realized Gain (Loss) on Investments	586	5,552	55,359	-

Net Realized Capital Gains (Losses) on Investments	1,492	10,447	281,481	-
Net Change in Unrealized Appreciation (Depreciation)	3,449	40,388	281,309	-

Net Gain (Loss) on Investment	4,941	50,835	562,790	-

Net Increase (Decrease) in Net Assets Resulting from Operations	4,598	49,438	540,001	(13,196)

Increase (Decrease) in Net Assets from Contract Transactions	(1,282)	(18,099)	(169,011)	(173,170)

Total Increase (Decrease) in Net Assets	3,316	31,339	370,990	(186,366)

Net Assets as of December 31, 2021:	$22,515	$229,679	$2,604,111	$893,513

Investment Income:
Reinvested Dividends	222	1,093	13,698	10,389
Investment Expense:
Mortality and Expense Risk and Administrative Charges	498	2,904	28,770	11,368

Net Investment Income (Loss)	(276)	(1,811)	(15,072)	(979)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,578	14,963	615,393	-
Realized Gain (Loss) on Investments	332	2,889	(34,896)	-

Net Realized Capital Gains (Losses) on Investments	1,910	17,852	580,497	-
Net Change in Unrealized Appreciation (Depreciation)	(6,327)	(73,558)	(1,056,180)	-

Net Gain (Loss) on Investment	(4,417)	(55,706)	(475,683)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,693)	(57,517)	(490,755)	(979)

Increase (Decrease) in Net Assets from Contract Transactions	2,657	19,420	(195,782)	(67,658)

Total Increase (Decrease) in Net Assets	(2,036)	(38,097)	(686,537)	(68,637)

Net Assets as of December 31, 2022:	$20,479	$191,582	$1,917,574	$824,876

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BNY Mellon VIF Growth and Income Initial Shares Subaccount	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	Columbia - Dividend Opportunity Class 1 Shares Subaccount	Columbia - Income Opportunity Class 1 Shares Subaccount

Net Assets as of December 31, 2020:	$1,029,826	$1,522,102	$759,645	$1,354,605

Investment Income:
Reinvested Dividends	5,216	1,815	-	122,642
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,492	23,362	11,494	18,315

Net Investment Income (Loss)	(10,276)	(21,547)	(11,494)	104,327

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	73,448	-	-	-
Realized Gain (Loss) on Investments	69,753	41,554	33,774	(31,464)

Net Realized Capital Gains (Losses) on Investments	143,201	41,554	33,774	(31,464)
Net Change in Unrealized Appreciation (Depreciation)	103,367	205,635	159,409	(32,288)

Net Gain (Loss) on Investment	246,568	247,189	193,183	(63,752)

Net Increase (Decrease) in Net Assets Resulting from Operations	236,292	225,642	181,689	40,575

Increase (Decrease) in Net Assets from Contract Transactions	(149,162)	(73,415)	(49,136)	(91,227)

Total Increase (Decrease) in Net Assets	87,130	152,227	132,553	(50,652)

Net Assets as of December 31, 2021:	$1,116,956	$1,674,329	$892,198	$1,303,953

Investment Income:
Reinvested Dividends	7,581	-	-	62,129
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,360	19,918	11,290	15,856

Net Investment Income (Loss)	(5,779)	(19,918)	(11,290)	46,273

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	196,426	296,362	-	41,531
Realized Gain (Loss) on Investments	34,067	25,178	37,115	(39,473)

Net Realized Capital Gains (Losses) on Investments	230,493	321,540	37,115	2,058
Net Change in Unrealized Appreciation (Depreciation)	(399,949)	(595,074)	(47,918)	(193,774)

Net Gain (Loss) on Investment	(169,456)	(273,534)	(10,803)	(191,716)

Net Increase (Decrease) in Net Assets Resulting from Operations	(175,235)	(293,452)	(22,093)	(145,443)

Increase (Decrease) in Net Assets from Contract Transactions	(71,654)	(105,579)	(53,752)	(73,650)

Total Increase (Decrease) in Net Assets	(246,889)	(399,031)	(75,845)	(219,093)

Net Assets as of December 31, 2022:	$870,067	$1,275,298	$816,353	$1,084,860

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Columbia - Large Cap Growth Class 1 Shares Subaccount	Columbia - Overseas Core Class 2 Shares Subaccount	Columbia - Select Mid Cap Growth Class 1 Shares Subaccount	Columbia - Select Mid Cap Value Class 1 Shares Subaccount

Net Assets as of December 31, 2020:	$4,217,777	$1,495,377	$1,326,684	$274,450

Investment Income:
Reinvested Dividends	-	16,962	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	64,622	21,242	20,595	4,284

Net Investment Income (Loss)	(64,622)	(4,280)	(20,595)	(4,284)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	32,281	-	-
Realized Gain (Loss) on Investments	462,001	26,027	55,593	60,057

Net Realized Capital Gains (Losses) on Investments	462,001	58,308	55,593	60,057
Net Change in Unrealized Appreciation (Depreciation)	684,329	69,225	159,112	18,443

Net Gain (Loss) on Investment	1,146,330	127,533	214,705	78,500

Net Increase (Decrease) in Net Assets Resulting from Operations	1,081,708	123,253	194,110	74,216

Increase (Decrease) in Net Assets from Contract Transactions	(651,131)	(158,136)	(62,345)	(76,211)

Total Increase (Decrease) in Net Assets	430,577	(34,883)	131,765	(1,995)

Net Assets as of December 31, 2021:	$4,648,354	$1,460,494	$1,458,449	$272,455

Investment Income:
Reinvested Dividends	-	9,783	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,803	18,792	15,230	3,273

Net Investment Income (Loss)	(50,803)	(9,009)	(15,230)	(3,273)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	96,434	-	-
Realized Gain (Loss) on Investments	133,355	(12,561)	34,466	27,923

Net Realized Capital Gains (Losses) on Investments	133,355	83,873	34,466	27,923
Net Change in Unrealized Appreciation (Depreciation)	(1,578,419)	(324,386)	(480,768)	(51,980)

Net Gain (Loss) on Investment	(1,445,064)	(240,513)	(446,302)	(24,057)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,495,867)	(249,522)	(461,532)	(27,330)

Increase (Decrease) in Net Assets from Contract Transactions	(94,922)	(23,649)	(38,131)	(48,239)

Total Increase (Decrease) in Net Assets	(1,590,789)	(273,171)	(499,663)	(75,569)

Net Assets as of December 31, 2022:	$3,057,565	$1,187,323	$958,786	$196,886

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Columbia - Small Cap Value Class 1 Shares Subaccount	Columbia - Small Company Growth Class 1 Shares Subaccount	Columbia - Strategic Income Class 1 Shares Subaccount	CTIVP® - Principal Blue Chip Growth Class 1 Shares Subaccount

Net Assets as of December 31, 2020:	$860,898	$49,961	$780,640	$3,615,329

Investment Income:
Reinvested Dividends	6,621	-	40,964	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,498	714	9,849	51,951

Net Investment Income (Loss)	(5,877)	(714)	31,115	(51,951)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	7,006	-	-
Realized Gain (Loss) on Investments	26,120	5,510	(3,504)	265,869

Net Realized Capital Gains (Losses) on Investments	26,120	12,516	(3,504)	265,869
Net Change in Unrealized Appreciation (Depreciation)	208,958	(13,125)	(21,603)	378,993

Net Gain (Loss) on Investment	235,078	(609)	(25,107)	644,862

Net Increase (Decrease) in Net Assets Resulting from Operations	229,201	(1,323)	6,008	592,911

Increase (Decrease) in Net Assets from Contract Transactions	(119,081)	(10,357)	(55,072)	(379,518)

Total Increase (Decrease) in Net Assets	110,120	(11,680)	(49,064)	213,393

Net Assets as of December 31, 2021:	$971,018	$38,281	$731,576	$3,828,722

Investment Income:
Reinvested Dividends	6,224	-	17,893	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,552	401	8,038	39,725

Net Investment Income (Loss)	(4,328)	(401)	9,855	(39,725)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	318,059	9,628	24,925	-
Realized Gain (Loss) on Investments	(7,795)	(22)	(31,571)	143,747

Net Realized Capital Gains (Losses) on Investments	310,264	9,606	(6,646)	143,747
Net Change in Unrealized Appreciation (Depreciation)	(397,875)	(22,901)	(91,817)	(1,190,117)

Net Gain (Loss) on Investment	(87,611)	(13,295)	(98,463)	(1,046,370)

Net Increase (Decrease) in Net Assets Resulting from Operations	(91,939)	(13,696)	(88,608)	(1,086,095)

Increase (Decrease) in Net Assets from Contract Transactions	(95,540)	(3,969)	(120,312)	(201,020)

Total Increase (Decrease) in Net Assets	(187,479)	(17,665)	(208,920)	(1,287,115)

Net Assets as of December 31, 2022:	$783,539	$20,616	$522,656	$2,541,607

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Davis Value Subaccount	Federated Hermes Government Money II Service Shares Subaccount	Federated Hermes High Income Bond II Primary Shares Subaccount	Federated Hermes Kaufmann II Primary Shares Subaccount

Net Assets as of December 31, 2020:	$3,663,319	$4,065,950	$2,154,255	$2,393,507

Investment Income:
Reinvested Dividends	22,534	67	98,008	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	56,606	54,480	27,954	35,269

Net Investment Income (Loss)	(34,072)	(54,413)	70,054	(35,269)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	613,626	-	-	161,305
Realized Gain (Loss) on Investments	(11,107)	-	(25,140)	116,208

Net Realized Capital Gains (Losses) on Investments	602,519	-	(25,140)	277,513
Net Change in Unrealized Appreciation (Depreciation)	7,342	-	20,285	(217,895)

Net Gain (Loss) on Investment	609,861	-	(4,855)	59,618

Net Increase (Decrease) in Net Assets Resulting from Operations	575,789	(54,413)	65,199	24,349

Increase (Decrease) in Net Assets from Contract Transactions	(492,439)	(640,904)	(362,094)	(211,470)

Total Increase (Decrease) in Net Assets	83,350	(695,317)	(296,895)	(187,121)

Net Assets as of December 31, 2021:	$3,746,669	$3,370,633	$1,857,360	$2,206,386

Investment Income:
Reinvested Dividends	37,049	36,001	90,635	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	43,893	45,353	23,813	23,490

Net Investment Income (Loss)	(6,844)	(9,352)	66,822	(23,490)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	652,060	-	-	197,178
Realized Gain (Loss) on Investments	(151,465)	-	(31,206)	(6,749)

Net Realized Capital Gains (Losses) on Investments	500,595	-	(31,206)	190,429
Net Change in Unrealized Appreciation (Depreciation)	(1,273,219)	-	(277,884)	(839,131)

Net Gain (Loss) on Investment	(772,624)	-	(309,090)	(648,702)

Net Increase (Decrease) in Net Assets Resulting from Operations	(779,468)	(9,352)	(242,268)	(672,192)

Increase (Decrease) in Net Assets from Contract Transactions	(310,303)	(308,274)	(44,218)	(163,871)

Total Increase (Decrease) in Net Assets	(1,089,771)	(317,626)	(286,486)	(836,063)

Net Assets as of December 31, 2022:	$2,656,898	$3,053,007	$1,570,874	$1,370,323

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Federated Hermes Kaufmann II Service Shares Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount	Federated Hermes Managed Volatility II Service Shares Subaccount	Federated Hermes Quality Bond II Primary Shares Subaccount

Net Assets as of December 31, 2020:	$2,037,342	$797,437	$353,494	$225,676

Investment Income:
Reinvested Dividends	-	14,900	5,854	5,357
Investment Expense:
Mortality and Expense Risk and Administrative Charges	24,264	11,289	4,537	2,844

Net Investment Income (Loss)	(24,264)	3,611	1,317	2,513

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	144,708	-	-	1,858
Realized Gain (Loss) on Investments	120,573	17,712	6,018	3,599

Net Realized Capital Gains (Losses) on Investments	265,281	17,712	6,018	5,457
Net Change in Unrealized Appreciation (Depreciation)	(215,178)	107,750	50,391	(13,597)

Net Gain (Loss) on Investment	50,103	125,462	56,409	(8,140)

Net Increase (Decrease) in Net Assets Resulting from Operations	25,839	129,073	57,726	(5,627)

Increase (Decrease) in Net Assets from Contract Transactions	(235,409)	(99,706)	(26,352)	(53,316)

Total Increase (Decrease) in Net Assets	(209,570)	29,367	31,374	(58,943)

Net Assets as of December 31, 2021:	$1,827,772	$826,804	$384,868	$166,733

Investment Income:
Reinvested Dividends	-	13,339	-	3,776
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,647	9,661	3,974	1,853

Net Investment Income (Loss)	(16,647)	3,678	(3,974)	1,923

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	184,995	167,235	77,977	2,245
Realized Gain (Loss) on Investments	(7,138)	(1,975)	(5,339)	(5,162)

Net Realized Capital Gains (Losses) on Investments	177,857	165,260	72,638	(2,917)
Net Change in Unrealized Appreciation (Depreciation)	(729,891)	(289,871)	(125,454)	(16,107)

Net Gain (Loss) on Investment	(552,034)	(124,611)	(52,816)	(19,024)

Net Increase (Decrease) in Net Assets Resulting from Operations	(568,681)	(120,933)	(56,790)	(17,101)

Increase (Decrease) in Net Assets from Contract Transactions	(55,488)	(25,745)	(33,686)	(56,417)

Total Increase (Decrease) in Net Assets	(624,169)	(146,678)	(90,476)	(73,518)

Net Assets as of December 31, 2022:	$1,203,603	$680,126	$294,392	$93,215

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Asset Manager Initial Class Subaccount	Fidelity® VIP Asset Manager: Growth Initial Class Subaccount	Fidelity® VIP Balanced Initial Class Subaccount	Fidelity® VIP Balanced Service Class 2 Subaccount

Net Assets as of December 31, 2020:	$1,226,885	$611,843	$3,111,589	$453,094

Investment Income:
Reinvested Dividends	18,667	7,660	27,643	3,015
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,353	7,483	40,702	5,934

Net Investment Income (Loss)	2,314	177	(13,059)	(2,919)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,378	7,811	231,292	33,996
Realized Gain (Loss) on Investments	36,770	59,304	260,282	63,009

Net Realized Capital Gains (Losses) on Investments	43,148	67,115	491,574	97,005
Net Change in Unrealized Appreciation (Depreciation)	53,935	1,957	(4,448)	(25,802)

Net Gain (Loss) on Investment	97,083	69,072	487,126	71,203

Net Increase (Decrease) in Net Assets Resulting from Operations	99,397	69,249	474,067	68,284

Increase (Decrease) in Net Assets from Contract Transactions	(154,868)	(124,672)	(527,718)	(114,701)

Total Increase (Decrease) in Net Assets	(55,471)	(55,423)	(53,651)	(46,417)

Net Assets as of December 31, 2021:	$1,171,414	$556,420	$3,057,938	$406,677

Investment Income:
Reinvested Dividends	20,391	8,681	30,278	3,647
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,085	6,184	32,900	4,669

Net Investment Income (Loss)	7,306	2,497	(2,622)	(1,022)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	65,207	30,514	157,104	21,509
Realized Gain (Loss) on Investments	2,658	6,682	83,760	3,248

Net Realized Capital Gains (Losses) on Investments	67,865	37,196	240,864	24,757
Net Change in Unrealized Appreciation (Depreciation)	(254,805)	(138,624)	(796,478)	(101,607)

Net Gain (Loss) on Investment	(186,940)	(101,428)	(555,614)	(76,850)

Net Increase (Decrease) in Net Assets Resulting from Operations	(179,634)	(98,931)	(558,236)	(77,872)

Increase (Decrease) in Net Assets from Contract Transactions	(67,215)	(11,974)	(373,158)	(11,960)

Total Increase (Decrease) in Net Assets	(246,849)	(110,905)	(931,394)	(89,832)

Net Assets as of December 31, 2022:	$924,565	$445,515	$2,126,544	$316,845

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Contrafund® Initial Class Subaccount	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Initial Class Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount

Net Assets as of December 31, 2020:	$9,313,072	$9,880,113	$3,599,767	$5,962,177

Investment Income:
Reinvested Dividends	6,332	2,872	72,703	104,914
Investment Expense:
Mortality and Expense Risk and Administrative Charges	137,468	157,284	52,179	93,652

Net Investment Income (Loss)	(131,136)	(154,412)	20,524	11,262

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,286,347	1,280,364	427,467	725,796
Realized Gain (Loss) on Investments	303,466	1,028,357	74,981	137,008

Net Realized Capital Gains (Losses) on Investments	1,589,813	2,308,721	502,448	862,804
Net Change in Unrealized Appreciation (Depreciation)	926,855	164,025	283,928	435,394

Net Gain (Loss) on Investment	2,516,668	2,472,746	786,376	1,298,198

Net Increase (Decrease) in Net Assets Resulting from Operations	2,385,532	2,318,334	806,900	1,309,460

Increase (Decrease) in Net Assets from Contract Transactions	(454,363)	(1,485,202)	(386,409)	(692,491)

Total Increase (Decrease) in Net Assets	1,931,169	833,132	420,491	616,969

Net Assets as of December 31, 2021:	$11,244,241	$10,713,245	$4,020,258	$6,579,146

Investment Income:
Reinvested Dividends	40,641	21,254	63,631	99,201
Investment Expense:
Mortality and Expense Risk and Administrative Charges	111,021	127,207	47,050	84,896

Net Investment Income (Loss)	(70,380)	(105,953)	16,581	14,305

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	390,093	401,656	111,938	198,705
Realized Gain (Loss) on Investments	482,451	214,573	50,847	83,113

Net Realized Capital Gains (Losses) on Investments	872,544	616,229	162,785	281,818
Net Change in Unrealized Appreciation (Depreciation)	(3,746,294)	(3,399,415)	(423,101)	(724,249)

Net Gain (Loss) on Investment	(2,873,750)	(2,783,186)	(260,316)	(442,431)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,944,130)	(2,889,139)	(243,735)	(428,126)

Increase (Decrease) in Net Assets from Contract Transactions	(1,077,660)	(814,790)	(471,237)	(500,948)

Total Increase (Decrease) in Net Assets	(4,021,790)	(3,703,929)	(714,972)	(929,074)

Net Assets as of December 31, 2022:	$7,222,451	$7,009,316	$3,305,286	$5,650,072

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Government Money Market Initial Class Subaccount	Fidelity® VIP Government Money Market Service Class 2 Subaccount	Fidelity® VIP Growth Initial Class Subaccount	Fidelity® VIP Growth Service Class 2 Subaccount

Net Assets as of December 31, 2020:	$380,772	$289,196	$8,095,914	$3,149,653

Investment Income:
Reinvested Dividends	49	25	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,407	3,407	115,005	46,040

Net Investment Income (Loss)	(6,358)	(3,382)	(115,005)	(46,040)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,757,455	669,218
Realized Gain (Loss) on Investments	-	-	872,088	428,560

Net Realized Capital Gains (Losses) on Investments	-	-	2,629,543	1,097,778
Net Change in Unrealized Appreciation (Depreciation)	-	-	(867,209)	(458,906)

Net Gain (Loss) on Investment	-	-	1,762,334	638,872

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,358)	(3,382)	1,647,329	592,832

Increase (Decrease) in Net Assets from Contract Transactions	95,832	(54,660)	(1,020,507)	(636,472)

Total Increase (Decrease) in Net Assets	89,474	(58,042)	626,822	(43,640)

Net Assets as of December 31, 2021:	$470,246	$231,154	$8,722,736	$3,106,013

Investment Income:
Reinvested Dividends	8,571	2,670	40,439	8,642
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,023	2,920	88,335	35,771

Net Investment Income (Loss)	1,548	(250)	(47,896)	(27,129)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	488,381	188,948
Realized Gain (Loss) on Investments	-	-	585,665	86,241

Net Realized Capital Gains (Losses) on Investments	-	-	1,074,046	275,189
Net Change in Unrealized Appreciation (Depreciation)	-	-	(3,133,948)	(1,031,261)

Net Gain (Loss) on Investment	-	-	(2,059,902)	(756,072)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,548	(250)	(2,107,798)	(783,201)

Increase (Decrease) in Net Assets from Contract Transactions	313,206	(20,658)	(1,063,122)	(121,329)

Total Increase (Decrease) in Net Assets	314,754	(20,908)	(3,170,920)	(904,530)

Net Assets as of December 31, 2022:	$785,000	$210,246	$5,551,816	$2,201,483

See Accompanying Notes. (1) See Footnote 1	26

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Growth & Income Initial Class Subaccount	Fidelity® VIP Growth & Income Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Initial Class Subaccount	Fidelity® VIP Growth Opportunities Service Class Subaccount

Net Assets as of December 31, 2020:	$2,985,573	$312,219	$4,287,046	$2,595,903

Investment Income:
Reinvested Dividends	79,715	7,232	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	45,285	4,286	58,206	39,682

Net Investment Income (Loss)	34,430	2,946	(58,206)	(39,682)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	149,655	15,464	395,920	244,075
Realized Gain (Loss) on Investments	164,743	20,265	627,623	204,779

Net Realized Capital Gains (Losses) on Investments	314,398	35,729	1,023,543	448,854
Net Change in Unrealized Appreciation (Depreciation)	356,802	31,675	(541,007)	(150,125)

Net Gain (Loss) on Investment	671,200	67,404	482,536	298,729

Net Increase (Decrease) in Net Assets Resulting from Operations	705,630	70,350	424,330	259,047

Increase (Decrease) in Net Assets from Contract Transactions	(230,085)	(41,472)	(676,146)	(193,977)

Total Increase (Decrease) in Net Assets	475,545	28,878	(251,816)	65,070

Net Assets as of December 31, 2021:	$3,461,118	$341,097	$4,035,230	$2,660,973

Investment Income:
Reinvested Dividends	47,320	4,895	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	41,301	4,212	37,522	27,018

Net Investment Income (Loss)	6,019	683	(37,522)	(27,018)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	57,436	6,772	549,006	370,955
Realized Gain (Loss) on Investments	188,361	10,191	185,395	87,332

Net Realized Capital Gains (Losses) on Investments	245,797	16,963	734,401	458,287
Net Change in Unrealized Appreciation (Depreciation)	(454,848)	(38,171)	(2,231,757)	(1,452,578)

Net Gain (Loss) on Investment	(209,051)	(21,208)	(1,497,356)	(994,291)

Net Increase (Decrease) in Net Assets Resulting from Operations	(203,032)	(20,525)	(1,534,878)	(1,021,309)

Increase (Decrease) in Net Assets from Contract Transactions	(466,963)	4,526	(260,096)	(206,218)

Total Increase (Decrease) in Net Assets	(669,995)	(15,999)	(1,794,974)	(1,227,527)

Net Assets as of December 31, 2022:	$2,791,123	$325,098	$2,240,256	$1,433,446

See Accompanying Notes. (1) See Footnote 1	27

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP High Income Initial Class Subaccount	Fidelity® VIP High Income Service Class Subaccount	Fidelity® VIP High Income Service Class 2 Subaccount

Net Assets as of December 31, 2020:	$910,039	$986,326	$683,206	$375,085

Investment Income:
Reinvested Dividends	-	52,740	35,275	16,909
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,681	13,019	9,651	4,976

Net Investment Income (Loss)	(13,681)	39,721	25,624	11,933

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	83,922	-	-	-
Realized Gain (Loss) on Investments	86,655	587	(2,850)	(4,015)

Net Realized Capital Gains (Losses) on Investments	170,577	587	(2,850)	(4,015)
Net Change in Unrealized Appreciation (Depreciation)	(73,982)	(10,614)	(2,634)	1,685

Net Gain (Loss) on Investment	96,595	(10,027)	(5,484)	(2,330)

Net Increase (Decrease) in Net Assets Resulting from Operations	82,914	29,694	20,140	9,603

Increase (Decrease) in Net Assets from Contract Transactions	(120,522)	(24,157)	(32,167)	(72,706)

Total Increase (Decrease) in Net Assets	(37,608)	5,537	(12,027)	(63,103)

Net Assets as of December 31, 2021:	$872,431	$991,863	$671,179	$311,982

Investment Income:
Reinvested Dividends	-	42,567	29,084	13,625
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,428	11,510	8,316	3,764

Net Investment Income (Loss)	(9,428)	31,057	20,768	9,861

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	124,142	-	-	-
Realized Gain (Loss) on Investments	8,762	(11,215)	(9,459)	(4,773)

Net Realized Capital Gains (Losses) on Investments	132,904	(11,215)	(9,459)	(4,773)
Net Change in Unrealized Appreciation (Depreciation)	(465,069)	(142,648)	(95,117)	(44,230)

Net Gain (Loss) on Investment	(332,165)	(153,863)	(104,576)	(49,003)

Net Increase (Decrease) in Net Assets Resulting from Operations	(341,593)	(122,806)	(83,808)	(39,142)

Increase (Decrease) in Net Assets from Contract Transactions	1,091	(76,585)	(40,768)	(20,217)

Total Increase (Decrease) in Net Assets	(340,502)	(199,391)	(124,576)	(59,359)

Net Assets as of December 31, 2022:	$531,929	$792,472	$546,603	$252,623

See Accompanying Notes. (1) See Footnote 1	28

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Index 500 Initial Class Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount	Fidelity® VIP Investment Grade Bond Initial Class Subaccount	Fidelity® VIP Investment Grade Bond Service Class 2 Subaccount

Net Assets as of December 31, 2020:	$19,306,303	$1,675,421	$5,312,162	$1,085,174

Investment Income:
Reinvested Dividends	258,798	18,641	100,966	14,610
Investment Expense:
Mortality and Expense Risk and Administrative Charges	293,908	26,544	70,920	12,204

Net Investment Income (Loss)	(35,110)	(7,903)	30,046	2,406

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	155,055	13,662	135,511	23,963
Realized Gain (Loss) on Investments	1,943,216	109,211	49,008	34,654

Net Realized Capital Gains (Losses) on Investments	2,098,271	122,873	184,519	58,617
Net Change in Unrealized Appreciation (Depreciation)	2,909,215	317,659	(319,100)	(82,396)

Net Gain (Loss) on Investment	5,007,486	440,532	(134,581)	(23,779)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,972,376	432,629	(104,535)	(21,373)

Increase (Decrease) in Net Assets from Contract Transactions	(2,348,769)	(190,718)	(375,411)	(337,730)

Total Increase (Decrease) in Net Assets	2,623,607	241,911	(479,946)	(359,103)

Net Assets as of December 31, 2021:	$21,929,910	$1,917,332	$4,832,216	$726,071

Investment Income:
Reinvested Dividends	246,316	18,784	82,104	11,845
Investment Expense:
Mortality and Expense Risk and Administrative Charges	240,924	22,242	56,454	8,399

Net Investment Income (Loss)	5,392	(3,458)	25,650	3,446

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	136,252	12,758	218,220	34,972
Realized Gain (Loss) on Investments	2,097,837	109,710	(90,402)	(16,022)

Net Realized Capital Gains (Losses) on Investments	2,234,089	122,468	127,818	18,950
Net Change in Unrealized Appreciation (Depreciation)	(6,231,122)	(482,775)	(806,104)	(123,214)

Net Gain (Loss) on Investment	(3,997,033)	(360,307)	(678,286)	(104,264)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,991,641)	(363,765)	(652,636)	(100,818)

Increase (Decrease) in Net Assets from Contract Transactions	(2,655,795)	(224,682)	(767,395)	(98,548)

Total Increase (Decrease) in Net Assets	(6,647,436)	(588,447)	(1,420,031)	(199,366)

Net Assets as of December 31, 2022:	$15,282,474	$1,328,885	$3,412,185	$526,705

See Accompanying Notes. (1) See Footnote 1	29

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Mid Cap Initial Class Subaccount	Fidelity® VIP Mid Cap Service Class 2 Subaccount	Fidelity® VIP Overseas Initial Class Subaccount	Fidelity® VIP Value Strategies Service Class 2 Subaccount

Net Assets as of December 31, 2020:	$3,982,775	$7,763,743	$1,079,014	$2,385,117

Investment Income:
Reinvested Dividends	25,944	28,925	5,305	33,697
Investment Expense:
Mortality and Expense Risk and Administrative Charges	59,397	125,883	13,736	46,812

Net Investment Income (Loss)	(33,453)	(96,958)	(8,431)	(13,115)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	672,522	1,314,748	76,952	222,398
Realized Gain (Loss) on Investments	137,971	391,655	75,489	61,201

Net Realized Capital Gains (Losses) on Investments	810,493	1,706,403	152,441	283,599
Net Change in Unrealized Appreciation (Depreciation)	141,111	137,726	28,133	469,843

Net Gain (Loss) on Investment	951,604	1,844,129	180,574	753,442

Net Increase (Decrease) in Net Assets Resulting from Operations	918,151	1,747,171	172,143	740,327

Increase (Decrease) in Net Assets from Contract Transactions	(412,678)	(1,082,928)	(188,257)	(290,408)

Total Increase (Decrease) in Net Assets	505,473	664,243	(16,114)	449,919

Net Assets as of December 31, 2021:	$4,488,248	$8,427,986	$1,062,900	$2,835,036

Investment Income:
Reinvested Dividends	17,671	18,136	8,014	18,797
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,000	102,140	10,544	37,904

Net Investment Income (Loss)	(32,329)	(84,004)	(2,530)	(19,107)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	238,118	464,862	7,490	102,044
Realized Gain (Loss) on Investments	23,331	20,354	15,735	71,739

Net Realized Capital Gains (Losses) on Investments	261,449	485,216	23,225	173,783
Net Change in Unrealized Appreciation (Depreciation)	(926,265)	(1,748,635)	(292,351)	(379,283)

Net Gain (Loss) on Investment	(664,816)	(1,263,419)	(269,126)	(205,500)

Net Increase (Decrease) in Net Assets Resulting from Operations	(697,145)	(1,347,423)	(271,656)	(224,607)

Increase (Decrease) in Net Assets from Contract Transactions	(484,343)	(654,769)	(83,949)	(507,345)

Total Increase (Decrease) in Net Assets	(1,181,488)	(2,002,192)	(355,605)	(731,952)

Net Assets as of December 31, 2022:	$3,306,760	$6,425,794	$707,295	$2,103,084

See Accompanying Notes. (1) See Footnote 1	30

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Franklin Income Class 2 Shares Subaccount	Franklin Mutual Shares Class 2 Shares Subaccount	Franklin Rising Dividends Class 2 Shares Subaccount	Franklin Small Cap Value Class 2 Shares Subaccount

Net Assets as of December 31, 2020:	$272,189	$3,282,029	$1,665,475	$1,115,906

Investment Income:
Reinvested Dividends	13,528	103,598	15,591	12,880
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,965	51,118	25,125	17,070

Net Investment Income (Loss)	10,563	52,480	(9,534)	(4,190)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	58,721	34,104
Realized Gain (Loss) on Investments	995	18,005	95,381	(21,287)

Net Realized Capital Gains (Losses) on Investments	995	18,005	154,102	12,817
Net Change in Unrealized Appreciation (Depreciation)	28,485	496,422	250,299	248,734

Net Gain (Loss) on Investment	29,480	514,427	404,401	261,551

Net Increase (Decrease) in Net Assets Resulting from Operations	40,043	566,907	394,867	257,361

Increase (Decrease) in Net Assets from Contract Transactions	(50,243)	(255,097)	(225,653)	(160,545)

Total Increase (Decrease) in Net Assets	(10,200)	311,810	169,214	96,816

Net Assets as of December 31, 2021:	$261,989	$3,593,839	$1,834,689	$1,212,722

Investment Income:
Reinvested Dividends	11,735	59,389	12,312	10,648
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,601	45,911	21,780	14,309

Net Investment Income (Loss)	9,134	13,478	(9,468)	(3,661)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,763	358,654	196,445	200,940
Realized Gain (Loss) on Investments	917	8,956	20,322	(32,703)

Net Realized Capital Gains (Losses) on Investments	5,680	367,610	216,767	168,237
Net Change in Unrealized Appreciation (Depreciation)	(30,663)	(689,052)	(422,483)	(300,704)

Net Gain (Loss) on Investment	(24,983)	(321,442)	(205,716)	(132,467)

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,849)	(307,964)	(215,184)	(136,128)

Increase (Decrease) in Net Assets from Contract Transactions	(52,567)	(224,822)	(132,545)	(102,096)

Total Increase (Decrease) in Net Assets	(68,416)	(532,786)	(347,729)	(238,224)

Net Assets as of December 31, 2022:	$193,573	$3,061,053	$1,486,960	$974,498

See Accompanying Notes. (1) See Footnote 1	31

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Franklin Small-Mid Cap Growth Class 2 Shares Subaccount	Franklin Templeton Developing Markets Class 2 Shares Subaccount	Franklin Templeton Foreign Class 2 Shares Subaccount	Invesco V.I. American Franchise Series I Shares Subaccount

Net Assets as of December 31, 2020:	$6,514,633	$725,043	$1,835,791	$2,808,198

Investment Income:
Reinvested Dividends	-	5,922	35,250	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	97,200	9,972	26,309	39,324

Net Investment Income (Loss)	(97,200)	(4,050)	8,941	(39,324)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	796,023	13,571	-	315,381
Realized Gain (Loss) on Investments	73,523	26,131	10,754	289,413

Net Realized Capital Gains (Losses) on Investments	869,546	39,702	10,754	604,794
Net Change in Unrealized Appreciation (Depreciation)	(224,360)	(76,124)	35,057	(285,756)

Net Gain (Loss) on Investment	645,186	(36,422)	45,811	319,038

Net Increase (Decrease) in Net Assets Resulting from Operations	547,986	(40,472)	54,752	279,714

Increase (Decrease) in Net Assets from Contract Transactions	(480,218)	(142,179)	(140,061)	(398,876)

Total Increase (Decrease) in Net Assets	67,768	(182,651)	(85,309)	(119,162)

Net Assets as of December 31, 2021:	$6,582,401	$542,392	$1,750,482	$2,689,036

Investment Income:
Reinvested Dividends	-	12,321	46,839	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	63,275	6,734	21,179	28,396

Net Investment Income (Loss)	(63,275)	5,587	25,660	(28,396)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,151,680	35,602	-	541,589
Realized Gain (Loss) on Investments	(203,659)	(7,068)	(8,986)	46,534

Net Realized Capital Gains (Losses) on Investments	948,021	28,534	(8,986)	588,123
Net Change in Unrealized Appreciation (Depreciation)	(3,078,215)	(162,438)	(166,941)	(1,413,865)

Net Gain (Loss) on Investment	(2,130,194)	(133,904)	(175,927)	(825,742)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,193,469)	(128,317)	(150,267)	(854,138)

Increase (Decrease) in Net Assets from Contract Transactions	(643,069)	14,729	(159,288)	(100,926)

Total Increase (Decrease) in Net Assets	(2,836,538)	(113,588)	(309,555)	(955,064)

Net Assets as of December 31, 2022:	$3,745,863	$428,804	$1,440,927	$1,733,972

See Accompanying Notes. (1) See Footnote 1	32

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Invesco V.I. American Franchise Series II Shares Subaccount	Invesco V.I. American Value Series II Shares Subaccount(1)	Invesco V.I. Capital Appreciation Series I Shares Subaccount	Invesco V.I. Capital Appreciation Series II Shares Subaccount

Net Assets as of December 31, 2020:	$339,743	$-	$8,801,772	$607,337

Investment Income:
Reinvested Dividends	-	782	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,735	3,390	137,092	9,497

Net Investment Income (Loss)	(4,735)	(2,608)	(137,092)	(9,497)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	42,381	-	516,682	36,719
Realized Gain (Loss) on Investments	18,738	1,646	340,473	10,778

Net Realized Capital Gains (Losses) on Investments	61,119	1,646	857,155	47,497
Net Change in Unrealized Appreciation (Depreciation)	(22,331)	15,779	1,074,282	83,300

Net Gain (Loss) on Investment	38,788	17,425	1,931,437	130,797

Net Increase (Decrease) in Net Assets Resulting from Operations	34,053	14,817	1,794,345	121,300

Increase (Decrease) in Net Assets from Contract Transactions	(27,350)	266,926	(475,548)	(27,255)

Total Increase (Decrease) in Net Assets	6,703	281,743	1,318,797	94,045

Net Assets as of December 31, 2021:	$346,446	$281,743	$10,120,569	$701,382

Investment Income:
Reinvested Dividends	-	1,427	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,536	4,762	107,957	7,632

Net Investment Income (Loss)	(3,536)	(3,335)	(107,957)	(7,632)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	73,751	57,796	2,607,171	189,620
Realized Gain (Loss) on Investments	5,583	(1,423)	12,808	3,663

Net Realized Capital Gains (Losses) on Investments	79,334	56,373	2,619,979	193,283
Net Change in Unrealized Appreciation (Depreciation)	(186,252)	(55,706)	(5,637,143)	(405,316)

Net Gain (Loss) on Investment	(106,918)	667	(3,017,164)	(212,033)

Net Increase (Decrease) in Net Assets Resulting from Operations	(110,454)	(2,668)	(3,125,121)	(219,665)

Increase (Decrease) in Net Assets from Contract Transactions	(13,812)	531,097	(692,334)	(27,962)

Total Increase (Decrease) in Net Assets	(124,266)	528,429	(3,817,455)	(247,627)

Net Assets as of December 31, 2022:	$222,180	$810,172	$6,303,114	$453,755

See Accompanying Notes. (1) See Footnote 1	33

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Invesco V.I. Comstock Series II Shares Subaccount	Invesco V.I. Conservative Balanced Series I Shares Subaccount	Invesco V.I. Conservative Balanced Series II Shares Subaccount	Invesco V.I. Core Equity Series I Shares Subaccount

Net Assets as of December 31, 2020:	$1,187,878	$1,257,369	$70,562	$7,051,151

Investment Income:
Reinvested Dividends	20,792	19,118	564	50,826
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,190	18,423	746	112,657

Net Investment Income (Loss)	5,602	695	(182)	(61,831)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	65,365	2,274	174,082
Realized Gain (Loss) on Investments	12,481	25,694	5,994	169,543

Net Realized Capital Gains (Losses) on Investments	12,481	91,059	8,268	343,625
Net Change in Unrealized Appreciation (Depreciation)	331,913	20,214	(3,080)	1,489,196

Net Gain (Loss) on Investment	344,394	111,273	5,188	1,832,821

Net Increase (Decrease) in Net Assets Resulting from Operations	349,996	111,968	5,006	1,770,990

Increase (Decrease) in Net Assets from Contract Transactions	(160,148)	(77,487)	(32,365)	(607,832)

Total Increase (Decrease) in Net Assets	189,848	34,481	(27,359)	1,163,158

Net Assets as of December 31, 2021:	$1,377,726	$1,291,850	$43,203	$8,214,309

Investment Income:
Reinvested Dividends	16,339	14,835	280	61,088
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,480	15,449	414	96,444

Net Investment Income (Loss)	1,859	(614)	(134)	(35,356)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	37,257	80,837	1,852	1,038,164
Realized Gain (Loss) on Investments	40,187	10,357	924	(70,311)

Net Realized Capital Gains (Losses) on Investments	77,444	91,194	2,776	967,853
Net Change in Unrealized Appreciation (Depreciation)	(84,940)	(320,152)	(9,865)	(2,670,428)

Net Gain (Loss) on Investment	(7,496)	(228,958)	(7,089)	(1,702,575)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,637)	(229,572)	(7,223)	(1,737,931)

Increase (Decrease) in Net Assets from Contract Transactions	(200,002)	(59,326)	(15,192)	(557,884)

Total Increase (Decrease) in Net Assets	(205,639)	(288,898)	(22,415)	(2,295,815)

Net Assets as of December 31, 2022:	$1,172,087	$1,002,952	$20,788	$5,918,494

See Accompanying Notes. (1) See Footnote 1	34

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Invesco V.I. Core Equity Series II Shares Subaccount	Invesco V.I. Discovery Mid Cap Growth Series II Shares Subaccount	Invesco V.I. Equity and Income Series II Shares Subaccount	Invesco V.I. EQV International Equity Series I Shares Subaccount

Net Assets as of December 31, 2020:	$1,130,533	$211,012	$3,155,403	$535,246

Investment Income:
Reinvested Dividends	5,731	-	53,186	6,179
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,469	2,665	40,025	7,892

Net Investment Income (Loss)	(11,738)	(2,665)	13,161	(1,713)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,189	24,674	31,747	32,632
Realized Gain (Loss) on Investments	5,864	17,478	54,908	27,908

Net Realized Capital Gains (Losses) on Investments	35,053	42,152	86,655	60,540
Net Change in Unrealized Appreciation (Depreciation)	261,325	(5,007)	413,816	(35,908)

Net Gain (Loss) on Investment	296,378	37,145	500,471	24,632

Net Increase (Decrease) in Net Assets Resulting from Operations	284,640	34,480	513,632	22,919

Increase (Decrease) in Net Assets from Contract Transactions	(60,011)	(25,278)	(385,876)	(77,733)

Total Increase (Decrease) in Net Assets	224,629	9,202	127,756	(54,814)

Net Assets as of December 31, 2021:	$1,355,162	$220,214	$3,283,159	$480,432

Investment Income:
Reinvested Dividends	6,703	-	42,331	6,543
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,844	1,954	36,204	5,811

Net Investment Income (Loss)	(8,141)	(1,954)	6,127	732

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	168,366	47,120	390,606	41,733
Realized Gain (Loss) on Investments	(1,144)	1,808	51,355	2,043

Net Realized Capital Gains (Losses) on Investments	167,222	48,928	441,961	43,776
Net Change in Unrealized Appreciation (Depreciation)	(442,133)	(116,045)	(738,613)	(136,360)

Net Gain (Loss) on Investment	(274,911)	(67,117)	(296,652)	(92,584)

Net Increase (Decrease) in Net Assets Resulting from Operations	(283,052)	(69,071)	(290,525)	(91,852)

Increase (Decrease) in Net Assets from Contract Transactions	(116,044)	(16,121)	(213,413)	(31,373)

Total Increase (Decrease) in Net Assets	(399,096)	(85,192)	(503,938)	(123,225)

Net Assets as of December 31, 2022:	$956,066	$135,022	$2,779,221	$357,207

See Accompanying Notes. (1) See Footnote 1	35

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Invesco V.I. EQV International Equity Series II Shares Subaccount	Invesco V.I. Global Series I Shares Subaccount	Invesco V.I. Global Series II Shares Subaccount	Invesco V.I. Global Strategic Income Series I Shares Subaccount

Net Assets as of December 31, 2020:	$75,021	$2,557,208	$243,789	$2,029,532

Investment Income:
Reinvested Dividends	728	-	-	83,079
Investment Expense:
Mortality and Expense Risk and Administrative Charges	840	35,955	3,735	25,790

Net Investment Income (Loss)	(112)	(35,955)	(3,735)	57,289

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,688	122,239	14,015	-
Realized Gain (Loss) on Investments	3,557	360,654	49,573	(52,601)

Net Realized Capital Gains (Losses) on Investments	8,245	482,893	63,588	(52,601)
Net Change in Unrealized Appreciation (Depreciation)	(4,763)	(95,613)	(25,210)	(99,825)

Net Gain (Loss) on Investment	3,482	387,280	38,378	(152,426)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,370	351,325	34,643	(95,137)

Increase (Decrease) in Net Assets from Contract Transactions	(10,390)	(490,643)	(126,300)	(250,907)

Total Increase (Decrease) in Net Assets	(7,020)	(139,318)	(91,657)	(346,044)

Net Assets as of December 31, 2021:	$68,001	$2,417,890	$152,132	$1,683,488

Investment Income:
Reinvested Dividends	777	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	649	25,301	576	19,351

Net Investment Income (Loss)	128	(25,301)	(576)	(19,351)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,078	302,577	5,418	-
Realized Gain (Loss) on Investments	(73)	24,391	21,784	(115,890)

Net Realized Capital Gains (Losses) on Investments	6,005	326,968	27,202	(115,890)
Net Change in Unrealized Appreciation (Depreciation)	(19,273)	(1,076,878)	(51,293)	(86,095)

Net Gain (Loss) on Investment	(13,268)	(749,910)	(24,091)	(201,985)

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,140)	(775,211)	(24,667)	(221,336)

Increase (Decrease) in Net Assets from Contract Transactions	(2,852)	(70,285)	(99,816)	(276,935)

Total Increase (Decrease) in Net Assets	(15,992)	(845,496)	(124,483)	(498,271)

Net Assets as of December 31, 2022:	$52,009	$1,572,394	$27,649	$1,185,217

See Accompanying Notes. (1) See Footnote 1	36

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Invesco V.I. Global Strategic Income Series II Shares Subaccount	Invesco V.I. Government Securities Series I Shares Subaccount	Invesco V.I. Government Securities Series II Shares Subaccount	Invesco V.I. Main Street Series I Shares Subaccount

Net Assets as of December 31, 2020:	$670,734	$467,497	$457,882	$4,008,749

Investment Income:
Reinvested Dividends	23,498	8,402	6,452	30,617
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,628	5,377	5,431	64,246

Net Investment Income (Loss)	14,870	3,025	1,021	(33,629)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	249,589
Realized Gain (Loss) on Investments	(11,127)	(5,455)	(644)	87,768

Net Realized Capital Gains (Losses) on Investments	(11,127)	(5,455)	(644)	337,357
Net Change in Unrealized Appreciation (Depreciation)	(34,668)	(11,880)	(14,029)	688,767

Net Gain (Loss) on Investment	(45,795)	(17,335)	(14,673)	1,026,124

Net Increase (Decrease) in Net Assets Resulting from Operations	(30,925)	(14,310)	(13,652)	992,495

Increase (Decrease) in Net Assets from Contract Transactions	(107,021)	(118,399)	(166,529)	(384,852)

Total Increase (Decrease) in Net Assets	(137,946)	(132,709)	(180,181)	607,643

Net Assets as of December 31, 2021:	$532,788	$334,788	$277,701	$4,616,392

Investment Income:
Reinvested Dividends	-	5,852	4,596	49,933
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,273	3,829	3,989	53,030

Net Investment Income (Loss)	(6,273)	2,023	607	(3,097)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	1,287,039
Realized Gain (Loss) on Investments	(40,472)	(6,112)	(3,628)	(21,842)

Net Realized Capital Gains (Losses) on Investments	(40,472)	(6,112)	(3,628)	1,265,197
Net Change in Unrealized Appreciation (Depreciation)	(25,702)	(32,953)	(30,303)	(2,238,023)

Net Gain (Loss) on Investment	(66,174)	(39,065)	(33,931)	(972,826)

Net Increase (Decrease) in Net Assets Resulting from Operations	(72,447)	(37,042)	(33,324)	(975,923)

Increase (Decrease) in Net Assets from Contract Transactions	(114,619)	(31,888)	(3,577)	(600,506)

Total Increase (Decrease) in Net Assets	(187,066)	(68,930)	(36,901)	(1,576,429)

Net Assets as of December 31, 2022:	$345,722	$265,858	$240,800	$3,039,963

See Accompanying Notes. (1) See Footnote 1	37

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Invesco V.I. Main Street Series II Shares Subaccount	Invesco V.I. Main Street Mid Cap Series II Shares Subaccount	Invesco V.I. Main Street Small Cap Series II Shares Subaccount	Janus Henderson - Balanced Service Shares Subaccount

Net Assets as of December 31, 2020:	$627,332	$267,747	$71,081	$3,355,254

Investment Income:
Reinvested Dividends	3,126	705	113	31,368
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,599	3,841	1,118	49,584

Net Investment Income (Loss)	(6,473)	(3,136)	(1,005)	(18,216)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,538	-	3,961	19,170
Realized Gain (Loss) on Investments	33,139	(3,191)	10,879	191,984

Net Realized Capital Gains (Losses) on Investments	68,677	(3,191)	14,840	211,154
Net Change in Unrealized Appreciation (Depreciation)	84,806	61,516	(951)	314,081

Net Gain (Loss) on Investment	153,483	58,325	13,889	525,235

Net Increase (Decrease) in Net Assets Resulting from Operations	147,010	55,189	12,884	507,019

Increase (Decrease) in Net Assets from Contract Transactions	(160,272)	(28,092)	(21,443)	(353,908)

Total Increase (Decrease) in Net Assets	(13,262)	27,097	(8,559)	153,111

Net Assets as of December 31, 2021:	$614,070	$294,844	$62,522	$3,508,365

Investment Income:
Reinvested Dividends	5,903	171	123	30,146
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,584	3,218	861	37,648

Net Investment Income (Loss)	(2,681)	(3,047)	(738)	(7,502)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	205,159	52,249	5,756	76,194
Realized Gain (Loss) on Investments	(1,134)	(8,655)	293	195,585

Net Realized Capital Gains (Losses) on Investments	204,025	43,594	6,049	271,779
Net Change in Unrealized Appreciation (Depreciation)	(339,912)	(85,894)	(16,098)	(844,237)

Net Gain (Loss) on Investment	(135,887)	(42,300)	(10,049)	(572,458)

Net Increase (Decrease) in Net Assets Resulting from Operations	(138,568)	(45,347)	(10,787)	(579,960)

Increase (Decrease) in Net Assets from Contract Transactions	5,356	(29,016)	(6,896)	(428,957)

Total Increase (Decrease) in Net Assets	(133,212)	(74,363)	(17,683)	(1,008,917)

Net Assets as of December 31, 2022:	$480,858	$220,481	$44,839	$2,499,448

See Accompanying Notes. (1) See Footnote 1	38

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Janus Henderson - Enterprise Service Shares Subaccount	Janus Henderson - Forty Service Shares Subaccount	Janus Henderson - Global Research Service Shares Subaccount	Janus Henderson - Mid Cap Value Service Shares Subaccount

Net Assets as of December 31, 2020:	$1,588,283	$222,002	$1,443,744	$96,945

Investment Income:
Reinvested Dividends	3,970	1,324	5,464	327
Investment Expense:
Mortality and Expense Risk and Administrative Charges	24,292	3,456	24,358	1,991

Net Investment Income (Loss)	(20,322)	(2,132)	(18,894)	(1,664)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	149,765	29,901	72,911	-
Realized Gain (Loss) on Investments	118,970	4,814	82,615	566

Net Realized Capital Gains (Losses) on Investments	268,735	34,715	155,526	566
Net Change in Unrealized Appreciation (Depreciation)	(23,355)	13,923	86,017	17,750

Net Gain (Loss) on Investment	245,380	48,638	241,543	18,316

Net Increase (Decrease) in Net Assets Resulting from Operations	225,058	46,506	222,649	16,652

Increase (Decrease) in Net Assets from Contract Transactions	(197,842)	(9,640)	(127,374)	(1,709)

Total Increase (Decrease) in Net Assets	27,216	36,866	95,275	14,943

Net Assets as of December 31, 2021:	$1,615,499	$258,868	$1,539,019	$111,888

Investment Income:
Reinvested Dividends	3,673	97	18,353	1,210
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,938	2,664	19,959	1,926

Net Investment Income (Loss)	(16,265)	(2,567)	(1,606)	(716)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	238,841	32,117	135,779	8,239
Realized Gain (Loss) on Investments	42,657	(659)	51,191	316

Net Realized Capital Gains (Losses) on Investments	281,498	31,458	186,970	8,555
Net Change in Unrealized Appreciation (Depreciation)	(547,645)	(118,152)	(508,340)	(16,222)

Net Gain (Loss) on Investment	(266,147)	(86,694)	(321,370)	(7,667)

Net Increase (Decrease) in Net Assets Resulting from Operations	(282,412)	(89,261)	(322,976)	(8,383)

Increase (Decrease) in Net Assets from Contract Transactions	(75,570)	(8,378)	(116,034)	(1,003)

Total Increase (Decrease) in Net Assets	(357,982)	(97,639)	(439,010)	(9,386)

Net Assets as of December 31, 2022:	$1,257,517	$161,229	$1,100,009	$102,502

See Accompanying Notes. (1) See Footnote 1	39

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Janus Henderson - Overseas Service Shares Subaccount	Janus Henderson - Research Service Shares Subaccount	JPMorgan Insurance Trust Core Bond Class 1 Shares Subaccount	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares Subaccount

Net Assets as of December 31, 2020:	$1,297,577	$982,262	$3,133,817	$1,510,280

Investment Income:
Reinvested Dividends	13,695	163	55,504	13,972
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,833	13,847	62,493	31,430

Net Investment Income (Loss)	(5,138)	(13,684)	(6,989)	(17,458)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	51,979	40,444	76,964
Realized Gain (Loss) on Investments	(20,423)	136,460	40,232	32,187

Net Realized Capital Gains (Losses) on Investments	(20,423)	188,439	80,676	109,151
Net Change in Unrealized Appreciation (Depreciation)	172,354	(6,142)	(178,058)	283,280

Net Gain (Loss) on Investment	151,931	182,297	(97,382)	392,431

Net Increase (Decrease) in Net Assets Resulting from Operations	146,793	168,613	(104,371)	374,973

Increase (Decrease) in Net Assets from Contract Transactions	(224,839)	(171,394)	(106,654)	(544,569)

Total Increase (Decrease) in Net Assets	(78,046)	(2,781)	(211,025)	(169,596)

Net Assets as of December 31, 2021:	$1,219,531	$979,481	$2,922,792	$1,340,684

Investment Income:
Reinvested Dividends	17,340	4,206	49,627	10,708
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,488	9,943	53,307	23,812

Net Investment Income (Loss)	2,852	(5,737)	(3,680)	(13,104)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	133,127	12,974	160,937
Realized Gain (Loss) on Investments	(17,704)	24,811	(16,735)	(9,319)

Net Realized Capital Gains (Losses) on Investments	(17,704)	157,938	(3,761)	151,618
Net Change in Unrealized Appreciation (Depreciation)	(113,979)	(453,060)	(405,761)	(263,998)

Net Gain (Loss) on Investment	(131,683)	(295,122)	(409,522)	(112,380)

Net Increase (Decrease) in Net Assets Resulting from Operations	(128,831)	(300,859)	(413,202)	(125,484)

Increase (Decrease) in Net Assets from Contract Transactions	(117,442)	(96,266)	(107,320)	(167,229)

Total Increase (Decrease) in Net Assets	(246,273)	(397,125)	(520,522)	(292,713)

Net Assets as of December 31, 2022:	$973,258	$582,356	$2,402,270	$1,047,971

See Accompanying Notes. (1) See Footnote 1	40

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	JPMorgan Insurance Trust U.S. Equity Class 1 Shares Subaccount	MFS® Core Equity Initial Class Subaccount	MFS® Growth Initial Class Subaccount	MFS® Growth Service Class Subaccount

Net Assets as of December 31, 2020:	$2,421,768	$48,500	$5,252,675	$1,383,659

Investment Income:
Reinvested Dividends	17,530	229	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	48,837	668	82,798	19,624

Net Investment Income (Loss)	(31,307)	(439)	(82,798)	(19,624)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	104,470	3,931	770,552	210,501
Realized Gain (Loss) on Investments	224,175	3,493	396,601	83,740

Net Realized Capital Gains (Losses) on Investments	328,645	7,424	1,167,153	294,241
Net Change in Unrealized Appreciation (Depreciation)	255,015	3,958	19,774	10,394

Net Gain (Loss) on Investment	583,660	11,382	1,186,927	304,635

Net Increase (Decrease) in Net Assets Resulting from Operations	552,353	10,943	1,104,129	285,011

Increase (Decrease) in Net Assets from Contract Transactions	(733,489)	(10,308)	(330,720)	(114,996)

Total Increase (Decrease) in Net Assets	(181,136)	635	773,409	170,015

Net Assets as of December 31, 2021:	$2,240,632	$49,135	$6,026,084	$1,553,674

Investment Income:
Reinvested Dividends	9,129	119	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37,120	499	64,399	15,190

Net Investment Income (Loss)	(27,991)	(380)	(64,399)	(15,190)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	252,649	4,197	484,540	142,090
Realized Gain (Loss) on Investments	67,436	1,667	401,861	40,350

Net Realized Capital Gains (Losses) on Investments	320,085	5,864	886,401	182,440
Net Change in Unrealized Appreciation (Depreciation)	(721,430)	(14,209)	(2,713,264)	(671,344)

Net Gain (Loss) on Investment	(401,345)	(8,345)	(1,826,863)	(488,904)

Net Increase (Decrease) in Net Assets Resulting from Operations	(429,336)	(8,725)	(1,891,262)	(504,094)

Increase (Decrease) in Net Assets from Contract Transactions	(194,504)	(5,709)	(512,810)	(162,425)

Total Increase (Decrease) in Net Assets	(623,840)	(14,434)	(2,404,072)	(666,519)

Net Assets as of December 31, 2022:	$1,616,792	$34,701	$3,622,012	$887,155

See Accompanying Notes. (1) See Footnote 1	41

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	MFS® Massachusetts Investors Growth Stock Initial Class Subaccount	MFS® Massachusetts Investors Growth Stock Service Class Subaccount	MFS® New Discovery Initial Class Subaccount	MFS® New Discovery Service Class Subaccount

Net Assets as of December 31, 2020:	$68,018	$1,392,846	$560,558	$556,712

Investment Income:
Reinvested Dividends	178	478	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	944	18,303	7,413	8,318

Net Investment Income (Loss)	(766)	(17,825)	(7,413)	(8,318)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,505	197,432	87,957	103,265
Realized Gain (Loss) on Investments	3,847	76,082	20,395	18,380

Net Realized Capital Gains (Losses) on Investments	13,352	273,514	108,352	121,645
Net Change in Unrealized Appreciation (Depreciation)	2,586	64,164	(95,024)	(107,930)

Net Gain (Loss) on Investment	15,938	337,678	13,328	13,715

Net Increase (Decrease) in Net Assets Resulting from Operations	15,172	319,853	5,915	5,397

Increase (Decrease) in Net Assets from Contract Transactions	(11,720)	(128,682)	(54,206)	(54,484)

Total Increase (Decrease) in Net Assets	3,452	191,171	(48,291)	(49,087)

Net Assets as of December 31, 2021:	$71,470	$1,584,017	$512,267	$507,625

Investment Income:
Reinvested Dividends	60	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	764	15,970	4,864	5,425

Net Investment Income (Loss)	(704)	(15,970)	(4,864)	(5,425)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,784	177,243	115,743	132,855
Realized Gain (Loss) on Investments	1,201	44,380	(15,410)	(4,803)

Net Realized Capital Gains (Losses) on Investments	8,985	221,623	100,333	128,052
Net Change in Unrealized Appreciation (Depreciation)	(22,388)	(525,948)	(249,901)	(277,889)

Net Gain (Loss) on Investment	(13,403)	(304,325)	(149,568)	(149,837)

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,107)	(320,295)	(154,432)	(155,262)

Increase (Decrease) in Net Assets from Contract Transactions	(4,662)	(95,232)	(27,324)	(15,745)

Total Increase (Decrease) in Net Assets	(18,769)	(415,527)	(181,756)	(171,007)

Net Assets as of December 31, 2022:	$52,701	$1,168,490	$330,511	$336,618

See Accompanying Notes. (1) See Footnote 1	42

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	MFS® Research Initial Class Subaccount	MFS® Research Service Class Subaccount	MFS® Total Return Initial Class Subaccount	MFS® Total Return Service Class Subaccount

Net Assets as of December 31, 2020:	$1,607,678	$1,196,105	$6,909,626	$3,290,810

Investment Income:
Reinvested Dividends	9,757	4,419	123,067	49,392
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,522	19,009	97,814	50,145

Net Investment Income (Loss)	(15,765)	(14,590)	25,253	(753)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	102,211	76,265	327,796	149,811
Realized Gain (Loss) on Investments	41,666	42,354	343,431	212,762

Net Realized Capital Gains (Losses) on Investments	143,877	118,619	671,227	362,573
Net Change in Unrealized Appreciation (Depreciation)	236,504	161,503	135,924	13,729

Net Gain (Loss) on Investment	380,381	280,122	807,151	376,302

Net Increase (Decrease) in Net Assets Resulting from Operations	364,616	265,532	832,404	375,549

Increase (Decrease) in Net Assets from Contract Transactions	(51,183)	(87,951)	(902,318)	(648,691)

Total Increase (Decrease) in Net Assets	313,433	177,581	(69,914)	(273,142)

Net Assets as of December 31, 2021:	$1,921,111	$1,373,686	$6,839,712	$3,017,668

Investment Income:
Reinvested Dividends	7,425	2,158	100,791	38,848
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,318	16,097	82,291	40,088

Net Investment Income (Loss)	(14,893)	(13,939)	18,500	(1,240)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	193,790	143,564	504,126	231,033
Realized Gain (Loss) on Investments	56,177	19,528	151,232	44,537

Net Realized Capital Gains (Losses) on Investments	249,967	163,092	655,358	275,570
Net Change in Unrealized Appreciation (Depreciation)	(583,718)	(396,774)	(1,405,965)	(608,477)

Net Gain (Loss) on Investment	(333,751)	(233,682)	(750,607)	(332,907)

Net Increase (Decrease) in Net Assets Resulting from Operations	(348,644)	(247,621)	(732,107)	(334,147)

Increase (Decrease) in Net Assets from Contract Transactions	(172,502)	(100,033)	(669,740)	(208,718)

Total Increase (Decrease) in Net Assets	(521,146)	(347,654)	(1,401,847)	(542,865)

Net Assets as of December 31, 2022:	$1,399,965	$1,026,032	$5,437,865	$2,474,803

See Accompanying Notes. (1) See Footnote 1	43

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	MFS® Total Return Bond Initial Class Subaccount	MFS® Total Return Bond Service Class Subaccount	MFS® Utilities Initial Class Subaccount	MFS® Utilities Service Class Subaccount

Net Assets as of December 31, 2020:	$183,706	$1,327,192	$5,228,628	$1,055,479

Investment Income:
Reinvested Dividends	4,629	33,221	91,339	15,423
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,369	15,745	73,255	14,542

Net Investment Income (Loss)	2,260	17,476	18,084	881

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13	99	177,981	34,762
Realized Gain (Loss) on Investments	1,880	2,498	125,438	45,173

Net Realized Capital Gains (Losses) on Investments	1,893	2,597	303,419	79,935
Net Change in Unrealized Appreciation (Depreciation)	(8,013)	(49,619)	309,491	35,789

Net Gain (Loss) on Investment	(6,120)	(47,022)	612,910	115,724

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,860)	(29,546)	630,994	116,605

Increase (Decrease) in Net Assets from Contract Transactions	(11,617)	(8,016)	(301,225)	(161,280)

Total Increase (Decrease) in Net Assets	(15,477)	(37,562)	329,769	(44,675)

Net Assets as of December 31, 2021:	$168,229	$1,289,630	$5,558,397	$1,010,804

Investment Income:
Reinvested Dividends	4,111	27,451	122,561	21,350
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,983	13,176	70,646	13,827

Net Investment Income (Loss)	2,128	14,275	51,915	7,523

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,732	12,995	194,264	37,538
Realized Gain (Loss) on Investments	(1,372)	(24,831)	164,490	16,935

Net Realized Capital Gains (Losses) on Investments	360	(11,836)	358,754	54,473
Net Change in Unrealized Appreciation (Depreciation)	(27,499)	(193,448)	(450,566)	(75,795)

Net Gain (Loss) on Investment	(27,139)	(205,284)	(91,812)	(21,322)

Net Increase (Decrease) in Net Assets Resulting from Operations	(25,011)	(191,009)	(39,897)	(13,799)

Increase (Decrease) in Net Assets from Contract Transactions	(11,675)	(120,868)	(560,475)	(115,405)

Total Increase (Decrease) in Net Assets	(36,686)	(311,877)	(600,372)	(129,204)

Net Assets as of December 31, 2022:	$131,543	$977,753	$4,958,025	$881,600

See Accompanying Notes. (1) See Footnote 1	44

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	MS VIF Global Franchise Class II Shares Subaccount	Putnam VT Diversified Income Class IB Shares Subaccount	Putnam VT Focused International Equity Class IB Shares Subaccount	Putnam VT George Putnam Balanced Class IB Shares Subaccount

Net Assets as of December 31, 2020:	$1,009,103	$306,505	$913,062	$800,278

Investment Income:
Reinvested Dividends	7,047	2,017	7,397	7,253
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,808	4,524	14,119	12,259

Net Investment Income (Loss)	(5,761)	(2,507)	(6,722)	(5,006)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	108,186	-	25,360	49,776
Realized Gain (Loss) on Investments	405	(16,705)	43,638	46,985

Net Realized Capital Gains (Losses) on Investments	108,591	(16,705)	68,998	96,761
Net Change in Unrealized Appreciation (Depreciation)	89,999	(6,658)	38,063	8,014

Net Gain (Loss) on Investment	198,590	(23,363)	107,061	104,775

Net Increase (Decrease) in Net Assets Resulting from Operations	192,829	(25,870)	100,339	99,769

Increase (Decrease) in Net Assets from Contract Transactions	(122,131)	(37,215)	(83,004)	(42,191)

Total Increase (Decrease) in Net Assets	70,698	(63,085)	17,335	57,578

Net Assets as of December 31, 2021:	$1,079,801	$243,420	$930,397	$857,856

Investment Income:
Reinvested Dividends	5,151	15,522	14,040	6,626
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,567	3,483	11,568	10,345

Net Investment Income (Loss)	(5,416)	12,039	2,472	(3,719)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	84,870	4,902	318,641	58,152
Realized Gain (Loss) on Investments	(18,928)	(10,492)	3,557	4,798

Net Realized Capital Gains (Losses) on Investments	65,942	(5,590)	322,198	62,950
Net Change in Unrealized Appreciation (Depreciation)	(255,762)	(15,609)	(507,294)	(205,125)

Net Gain (Loss) on Investment	(189,820)	(21,199)	(185,096)	(142,175)

Net Increase (Decrease) in Net Assets Resulting from Operations	(195,236)	(9,160)	(182,624)	(145,894)

Increase (Decrease) in Net Assets from Contract Transactions	(111,202)	(21,956)	7,067	(45,570)

Total Increase (Decrease) in Net Assets	(306,438)	(31,116)	(175,557)	(191,464)

Net Assets as of December 31, 2022:	$773,363	$212,304	$754,840	$666,392

See Accompanying Notes. (1) See Footnote 1	45

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Putnam VT Global Health Care Class IB Shares Subaccount	Putnam VT Government Money Market Class IB Shares Subaccount	Putnam VT Growth Opportunities Class IB Shares Subaccount	Putnam VT Income Class IB Shares Subaccount

Net Assets as of December 31, 2020:	$191,253	$2,071,423	$1,045,091	$199,279

Investment Income:
Reinvested Dividends	2,030	204	-	2,652
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,766	29,571	17,209	2,308

Net Investment Income (Loss)	(736)	(29,367)	(17,209)	344

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,587	-	103,757	8,893
Realized Gain (Loss) on Investments	1,898	-	92,129	(1,043)

Net Realized Capital Gains (Losses) on Investments	16,485	-	195,886	7,850
Net Change in Unrealized Appreciation (Depreciation)	15,360	-	34,843	(19,020)

Net Gain (Loss) on Investment	31,845	-	230,729	(11,170)

Net Increase (Decrease) in Net Assets Resulting from Operations	31,109	(29,367)	213,520	(10,826)

Increase (Decrease) in Net Assets from Contract Transactions	(26,301)	29,974	(146,378)	(25,080)

Total Increase (Decrease) in Net Assets	4,808	607	67,142	(35,906)

Net Assets as of December 31, 2021:	$196,061	$2,072,030	$1,112,233	$163,373

Investment Income:
Reinvested Dividends	719	22,612	-	8,223
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,616	28,686	12,311	1,839

Net Investment Income (Loss)	(1,897)	(6,074)	(12,311)	6,384

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,318	-	145,372	-
Realized Gain (Loss) on Investments	(1,884)	-	75,862	(871)

Net Realized Capital Gains (Losses) on Investments	14,434	-	221,234	(871)
Net Change in Unrealized Appreciation (Depreciation)	(24,406)	-	(543,675)	(29,778)

Net Gain (Loss) on Investment	(9,972)	-	(322,441)	(30,649)

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,869)	(6,074)	(334,752)	(24,265)

Increase (Decrease) in Net Assets from Contract Transactions	(8,276)	(354,495)	(174,700)	(1,567)

Total Increase (Decrease) in Net Assets	(20,145)	(360,569)	(509,452)	(25,832)

Net Assets as of December 31, 2022:	$175,916	$1,711,461	$602,781	$137,541

See Accompanying Notes. (1) See Footnote 1	46

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Putnam VT International Equity Class IB Shares Subaccount	Putnam VT Large Cap Value Class IB Shares Subaccount	Putnam VT Multi-Cap Core Class IB Shares Subaccount	Putnam VT Research Class IB Shares Subaccount

Net Assets as of December 31, 2020:	$125,848	$3,129,277	$2,887	$145,533

Investment Income:
Reinvested Dividends	1,486	41,634	21	156
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,618	48,197	46	2,432

Net Investment Income (Loss)	(132)	(6,563)	(25)	(2,276)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,583	129,619	282	11,172
Realized Gain (Loss) on Investments	9,289	227,213	64	1,698

Net Realized Capital Gains (Losses) on Investments	13,872	356,832	346	12,870
Net Change in Unrealized Appreciation (Depreciation)	(4,728)	409,153	501	21,786

Net Gain (Loss) on Investment	9,144	765,985	847	34,656

Net Increase (Decrease) in Net Assets Resulting from Operations	9,012	759,422	822	32,380

Increase (Decrease) in Net Assets from Contract Transactions	(31,937)	(426,703)	(219)	(526)

Total Increase (Decrease) in Net Assets	(22,925)	332,719	603	31,854

Net Assets as of December 31, 2021:	$102,923	$3,461,996	$3,490	$177,387

Investment Income:
Reinvested Dividends	1,322	48,900	30	853
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,095	46,549	41	2,269

Net Investment Income (Loss)	227	2,351	(11)	(1,416)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,464	283,302	789	10,680
Realized Gain (Loss) on Investments	(6,454)	135,212	(18)	1,565

Net Realized Capital Gains (Losses) on Investments	3,010	418,514	771	12,245
Net Change in Unrealized Appreciation (Depreciation)	(22,846)	(580,950)	(1,347)	(43,590)

Net Gain (Loss) on Investment	(19,836)	(162,436)	(576)	(31,345)

Net Increase (Decrease) in Net Assets Resulting from Operations	(19,609)	(160,085)	(587)	(32,761)

Increase (Decrease) in Net Assets from Contract Transactions	(32,483)	(110,553)	(215)	(719)

Total Increase (Decrease) in Net Assets	(52,092)	(270,638)	(802)	(33,480)

Net Assets as of December 31, 2022:	$50,831	$3,191,358	$2,688	$143,907

See Accompanying Notes. (1) See Footnote 1	47

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Putnam VT Sustainable Leaders Class IB Shares Subaccount	TA Aegon Bond Initial Class Subaccount	TA Aegon Bond Service Class Subaccount	TA Aegon Core Bond Initial Class Subaccount

Net Assets as of December 31, 2020:	$9,803	$10,612,256	$5,560,669	$2,048,897

Investment Income:
Reinvested Dividends	15	150,809	66,556	55,772
Investment Expense:
Mortality and Expense Risk and Administrative Charges	139	158,688	58,774	30,610

Net Investment Income (Loss)	(124)	(7,879)	7,782	25,162

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,012	596,013	318,238	74,824
Realized Gain (Loss) on Investments	72	(11,430)	(8,484)	2,936

Net Realized Capital Gains (Losses) on Investments	1,084	584,583	309,754	77,760
Net Change in Unrealized Appreciation (Depreciation)	1,190	(828,099)	(440,492)	(155,258)

Net Gain (Loss) on Investment	2,274	(243,516)	(130,738)	(77,498)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,150	(251,395)	(122,956)	(52,336)

Increase (Decrease) in Net Assets from Contract Transactions	(47)	(1,175,437)	193,859	(146,052)

Total Increase (Decrease) in Net Assets	2,103	(1,426,832)	70,903	(198,388)

Net Assets as of December 31, 2021:	$11,906	$9,185,424	$5,631,572	$1,850,509

Investment Income:
Reinvested Dividends	48	179,637	89,984	46,948
Investment Expense:
Mortality and Expense Risk and Administrative Charges	114	113,986	46,043	25,365

Net Investment Income (Loss)	(66)	65,651	43,941	21,583

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,340	-	-	7,463
Realized Gain (Loss) on Investments	329	(389,800)	(321,445)	(18,317)

Net Realized Capital Gains (Losses) on Investments	1,669	(389,800)	(321,445)	(10,854)
Net Change in Unrealized Appreciation (Depreciation)	(4,304)	(1,064,866)	(543,901)	(265,890)

Net Gain (Loss) on Investment	(2,635)	(1,454,666)	(865,346)	(276,744)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,701)	(1,389,015)	(821,405)	(255,161)

Increase (Decrease) in Net Assets from Contract Transactions	(916)	(1,595,810)	(1,445,259)	(105,847)

Total Increase (Decrease) in Net Assets	(3,617)	(2,984,825)	(2,266,664)	(361,008)

Net Assets as of December 31, 2022:	$8,289	$6,200,599	$3,364,908	$1,489,501

See Accompanying Notes. (1) See Footnote 1	48

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Aegon High Yield Bond Initial Class Subaccount	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount

Net Assets as of December 31, 2020:	$4,811,452	$383,328	$12,725,115	$2,460,092

Investment Income:
Reinvested Dividends	247,365	18,573	288,595	51,279
Investment Expense:
Mortality and Expense Risk and Administrative Charges	82,169	3,889	216,277	27,445

Net Investment Income (Loss)	165,196	14,684	72,318	23,834

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(22,946)	(374)	438,185	90,523

Net Realized Capital Gains (Losses) on Investments	(22,946)	(374)	438,185	90,523
Net Change in Unrealized Appreciation (Depreciation)	61,889	4,652	1,985,312	370,598

Net Gain (Loss) on Investment	38,943	4,278	2,423,497	461,121

Net Increase (Decrease) in Net Assets Resulting from Operations	204,139	18,962	2,495,815	484,955

Increase (Decrease) in Net Assets from Contract Transactions	(759,358)	(22,715)	(1,601,758)	(533,020)

Total Increase (Decrease) in Net Assets	(555,219)	(3,753)	894,057	(48,065)

Net Assets as of December 31, 2021:	$4,256,233	$379,575	$13,619,172	$2,412,027

Investment Income:
Reinvested Dividends	184,065	17,713	252,486	34,856
Investment Expense:
Mortality and Expense Risk and Administrative Charges	60,764	3,304	186,404	20,395

Net Investment Income (Loss)	123,301	14,409	66,082	14,461

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	409,684	65,837
Realized Gain (Loss) on Investments	(143,434)	(8,722)	100,948	47,348

Net Realized Capital Gains (Losses) on Investments	(143,434)	(8,722)	510,632	113,185
Net Change in Unrealized Appreciation (Depreciation)	(496,882)	(50,139)	(2,395,175)	(427,492)

Net Gain (Loss) on Investment	(640,316)	(58,861)	(1,884,543)	(314,307)

Net Increase (Decrease) in Net Assets Resulting from Operations	(517,015)	(44,452)	(1,818,461)	(299,846)

Increase (Decrease) in Net Assets from Contract Transactions	(936,333)	(56,753)	(1,131,085)	(329,849)

Total Increase (Decrease) in Net Assets	(1,453,348)	(101,205)	(2,949,546)	(629,695)

Net Assets as of December 31, 2022:	$2,802,885	$278,370	$10,669,626	$1,782,332

See Accompanying Notes. (1) See Footnote 1	49

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Aegon U.S. Government Securities Initial Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA BlackRock Global Real Estate Securities Initial Class Subaccount	TA BlackRock Global Real Estate Securities Service Class Subaccount

Net Assets as of December 31, 2020:	$2,741,302	$2,685,101	$589,117	$312,815

Investment Income:
Reinvested Dividends	49,913	37,248	16,378	5,874
Investment Expense:
Mortality and Expense Risk and Administrative Charges	41,140	23,742	10,435	2,720

Net Investment Income (Loss)	8,773	13,506	5,943	3,154

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	160,211	147,820	-	-
Realized Gain (Loss) on Investments	6,663	(98,138)	5,761	(2,387)

Net Realized Capital Gains (Losses) on Investments	166,874	49,682	5,761	(2,387)
Net Change in Unrealized Appreciation (Depreciation)	(279,849)	(147,850)	119,261	65,690

Net Gain (Loss) on Investment	(112,975)	(98,168)	125,022	63,303

Net Increase (Decrease) in Net Assets Resulting from Operations	(104,202)	(84,662)	130,965	66,457

Increase (Decrease) in Net Assets from Contract Transactions	(554,548)	(1,021,882)	(245,002)	(91,595)

Total Increase (Decrease) in Net Assets	(658,750)	(1,106,544)	(114,037)	(25,138)

Net Assets as of December 31, 2021:	$2,082,552	$1,578,557	$475,080	$287,677

Investment Income:
Reinvested Dividends	22,437	23,684	12,192	5,997
Investment Expense:
Mortality and Expense Risk and Administrative Charges	41,833	29,411	6,138	1,943

Net Investment Income (Loss)	(19,396)	(5,727)	6,054	4,054

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(295,213)	(87,292)	(27,215)	(4,169)

Net Realized Capital Gains (Losses) on Investments	(295,213)	(87,292)	(27,215)	(4,169)
Net Change in Unrealized Appreciation (Depreciation)	(58,215)	(217,452)	(131,179)	(76,874)

Net Gain (Loss) on Investment	(353,428)	(304,744)	(158,394)	(81,043)

Net Increase (Decrease) in Net Assets Resulting from Operations	(372,824)	(310,471)	(152,340)	(76,989)

Increase (Decrease) in Net Assets from Contract Transactions	138,928	1,783,011	(26,694)	(34,009)

Total Increase (Decrease) in Net Assets	(233,896)	1,472,540	(179,034)	(110,998)

Net Assets as of December 31, 2022:	$1,848,656	$3,051,097	$296,046	$176,679

See Accompanying Notes. (1) See Footnote 1	50

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock Government Money Market Initial Class Subaccount	TA BlackRock Government Money Market Service Class Subaccount	TA BlackRock iShares Edge 40 Initial Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount

Net Assets as of December 31, 2020:	$7,827,574	$3,331,441	$1,887,696	$415,523

Investment Income:
Reinvested Dividends	287	209	32,714	6,395
Investment Expense:
Mortality and Expense Risk and Administrative Charges	149,046	44,800	31,490	4,487

Net Investment Income (Loss)	(148,759)	(44,591)	1,224	1,908

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	36,345	8,240
Realized Gain (Loss) on Investments	-	-	24,854	4,061

Net Realized Capital Gains (Losses) on Investments	-	-	61,199	12,301
Net Change in Unrealized Appreciation (Depreciation)	-	-	16,263	4,908

Net Gain (Loss) on Investment	-	-	77,462	17,209

Net Increase (Decrease) in Net Assets Resulting from Operations	(148,759)	(44,591)	78,686	19,117

Increase (Decrease) in Net Assets from Contract Transactions	283,001	3,039,568	(322,040)	(735)

Total Increase (Decrease) in Net Assets	134,242	2,994,977	(243,354)	18,382

Net Assets as of December 31, 2021:	$7,961,816	$6,326,418	$1,644,342	$433,905

Investment Income:
Reinvested Dividends	122,784	83,493	23,485	5,601
Investment Expense:
Mortality and Expense Risk and Administrative Charges	163,153	66,803	22,738	3,886

Net Investment Income (Loss)	(40,369)	16,690	747	1,715

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	51,111	14,626
Realized Gain (Loss) on Investments	-	-	(30,512)	(2,117)

Net Realized Capital Gains (Losses) on Investments	-	-	20,599	12,509
Net Change in Unrealized Appreciation (Depreciation)	-	-	(265,531)	(78,127)

Net Gain (Loss) on Investment	-	-	(244,932)	(65,618)

Net Increase (Decrease) in Net Assets Resulting from Operations	(40,369)	16,690	(244,185)	(63,903)

Increase (Decrease) in Net Assets from Contract Transactions	698,923	(1,032,498)	(261,576)	(44,643)

Total Increase (Decrease) in Net Assets	658,554	(1,015,808)	(505,761)	(108,546)

Net Assets as of December 31, 2022:	$8,620,370	$5,310,610	$1,138,581	$325,359

See Accompanying Notes. (1) See Footnote 1	51

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA International Focus Initial Class Subaccount	TA International Focus Service Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount

Net Assets as of December 31, 2020:	$1,913,879	$919,107	$10,177,125	$735,410

Investment Income:
Reinvested Dividends	23,121	10,153	27,543	768
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,903	8,283	151,406	8,205

Net Investment Income (Loss)	(9,782)	1,870	(123,863)	(7,437)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,244,160	101,000
Realized Gain (Loss) on Investments	114,276	27,948	725,670	15,536

Net Realized Capital Gains (Losses) on Investments	114,276	27,948	1,969,830	116,536
Net Change in Unrealized Appreciation (Depreciation)	51,041	56,325	(357,800)	4,771

Net Gain (Loss) on Investment	165,317	84,273	1,612,030	121,307

Net Increase (Decrease) in Net Assets Resulting from Operations	155,535	86,143	1,488,167	113,870

Increase (Decrease) in Net Assets from Contract Transactions	(532,866)	(116,020)	(1,292,797)	(34,149)

Total Increase (Decrease) in Net Assets	(377,331)	(29,877)	195,370	79,721

Net Assets as of December 31, 2021:	$1,536,548	$889,230	$10,372,495	$815,131

Investment Income:
Reinvested Dividends	29,410	19,423	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,493	6,052	125,090	7,229

Net Investment Income (Loss)	10,917	13,371	(125,090)	(7,229)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	51,500	37,866	1,293,202	111,762
Realized Gain (Loss) on Investments	4,245	4,010	312,702	6,637

Net Realized Capital Gains (Losses) on Investments	55,745	41,876	1,605,904	118,399
Net Change in Unrealized Appreciation (Depreciation)	(359,063)	(238,605)	(3,333,085)	(254,226)

Net Gain (Loss) on Investment	(303,318)	(196,729)	(1,727,181)	(135,827)

Net Increase (Decrease) in Net Assets Resulting from Operations	(292,401)	(183,358)	(1,852,271)	(143,056)

Increase (Decrease) in Net Assets from Contract Transactions	(372,729)	(32,626)	(814,311)	(20,206)

Total Increase (Decrease) in Net Assets	(665,130)	(215,984)	(2,666,582)	(163,262)

Net Assets as of December 31, 2022:	$871,418	$673,246	$7,705,913	$651,869

See Accompanying Notes. (1) See Footnote 1	52

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount	TA JPMorgan Asset Allocation - Conservative Service Class Subaccount	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Growth Service Class Subaccount

Net Assets as of December 31, 2020:	$13,847,391	$26,165,763	$12,013,012	$11,212,097

Investment Income:
Reinvested Dividends	333,149	542,019	210,720	186,517
Investment Expense:
Mortality and Expense Risk and Administrative Charges	222,922	301,343	194,357	163,075

Net Investment Income (Loss)	110,227	240,676	16,363	23,442

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	213,248	385,676	769,782	770,562
Realized Gain (Loss) on Investments	211,201	425,769	600,624	898,950

Net Realized Capital Gains (Losses) on Investments	424,449	811,445	1,370,406	1,669,512
Net Change in Unrealized Appreciation (Depreciation)	33,607	41,053	691,353	290,702

Net Gain (Loss) on Investment	458,056	852,498	2,061,759	1,960,214

Net Increase (Decrease) in Net Assets Resulting from Operations	568,283	1,093,174	2,078,122	1,983,656

Increase (Decrease) in Net Assets from Contract Transactions	(1,929,422)	(3,359,621)	(1,989,282)	(1,559,114)

Total Increase (Decrease) in Net Assets	(1,361,139)	(2,266,447)	88,840	424,542

Net Assets as of December 31, 2021:	$12,486,252	$23,899,316	$12,101,852	$11,636,639

Investment Income:
Reinvested Dividends	581,421	1,025,956	582,965	508,361
Investment Expense:
Mortality and Expense Risk and Administrative Charges	172,436	234,085	145,620	120,463

Net Investment Income (Loss)	408,985	791,871	437,345	387,898

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	957,182	1,789,427	1,951,929	1,795,451
Realized Gain (Loss) on Investments	(48,798)	(324,461)	(379,160)	52,266

Net Realized Capital Gains (Losses) on Investments	908,384	1,464,966	1,572,769	1,847,717
Net Change in Unrealized Appreciation (Depreciation)	(3,356,428)	(6,038,618)	(4,854,501)	(4,955,388)

Net Gain (Loss) on Investment	(2,448,044)	(4,573,652)	(3,281,732)	(3,107,671)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,039,059)	(3,781,781)	(2,844,387)	(2,719,773)

Increase (Decrease) in Net Assets from Contract Transactions	(803,745)	(3,235,299)	(1,932,012)	(1,090,296)

Total Increase (Decrease) in Net Assets	(2,842,804)	(7,017,080)	(4,776,399)	(3,810,069)

Net Assets as of December 31, 2022:	$9,643,448	$16,882,236	$7,325,453	$7,826,570

See Accompanying Notes. (1) See Footnote 1	53

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount

Net Assets as of December 31, 2020:	$27,296,763	$58,757,689	$34,859,225	$128,439,957

Investment Income:
Reinvested Dividends	484,052	976,236	786,740	2,474,604
Investment Expense:
Mortality and Expense Risk and Administrative Charges	426,098	686,981	573,159	1,484,756

Net Investment Income (Loss)	57,954	289,255	213,581	989,848

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	161,912	369,663	903,043	3,169,292
Realized Gain (Loss) on Investments	1,307,378	2,136,099	1,400,298	6,101,041

Net Realized Capital Gains (Losses) on Investments	1,469,290	2,505,762	2,303,341	9,270,333
Net Change in Unrealized Appreciation (Depreciation)	383,836	1,544,923	1,602,558	4,825,908

Net Gain (Loss) on Investment	1,853,126	4,050,685	3,905,899	14,096,241

Net Increase (Decrease) in Net Assets Resulting from Operations	1,911,080	4,339,940	4,119,480	15,086,089

Increase (Decrease) in Net Assets from Contract Transactions	(4,880,192)	(7,429,199)	(4,175,091)	(20,641,314)

Total Increase (Decrease) in Net Assets	(2,969,112)	(3,089,259)	(55,611)	(5,555,225)

Net Assets as of December 31, 2021:	$24,327,651	$55,668,430	$34,803,614	$122,884,732

Investment Income:
Reinvested Dividends	1,010,770	2,290,201	1,499,968	5,046,006
Investment Expense:
Mortality and Expense Risk and Administrative Charges	315,660	534,179	450,303	1,155,894

Net Investment Income (Loss)	695,110	1,756,022	1,049,665	3,890,112

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,868,249	4,490,094	3,832,050	13,685,953
Realized Gain (Loss) on Investments	192,667	(45,787)	226,555	382,172

Net Realized Capital Gains (Losses) on Investments	2,060,916	4,444,307	4,058,605	14,068,125
Net Change in Unrealized Appreciation (Depreciation)	(6,755,174)	(15,453,301)	(11,433,103)	(40,023,981)

Net Gain (Loss) on Investment	(4,694,258)	(11,008,994)	(7,374,498)	(25,955,856)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,999,148)	(9,252,972)	(6,324,833)	(22,065,744)

Increase (Decrease) in Net Assets from Contract Transactions	(3,165,202)	(6,678,415)	(2,782,997)	(12,941,586)

Total Increase (Decrease) in Net Assets	(7,164,350)	(15,931,387)	(9,107,830)	(35,007,330)

Net Assets as of December 31, 2022:	$17,163,301	$39,737,043	$25,695,784	$87,877,402

See Accompanying Notes. (1) See Footnote 1	54

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Enhanced Index Initial Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan International Moderate Growth Initial Class Subaccount	TA JPMorgan International Moderate Growth Service Class Subaccount

Net Assets as of December 31, 2020:	$5,398,234	$693,407	$349,572	$8,884,904

Investment Income:
Reinvested Dividends	45,105	4,208	5,546	115,316
Investment Expense:
Mortality and Expense Risk and Administrative Charges	105,003	6,577	4,873	96,314

Net Investment Income (Loss)	(59,898)	(2,369)	673	19,002

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	657,905	81,695	-	-
Realized Gain (Loss) on Investments	511,008	36,368	2,746	312,851

Net Realized Capital Gains (Losses) on Investments	1,168,913	118,063	2,746	312,851
Net Change in Unrealized Appreciation (Depreciation)	266,550	69,633	23,686	352,519

Net Gain (Loss) on Investment	1,435,463	187,696	26,432	665,370

Net Increase (Decrease) in Net Assets Resulting from Operations	1,375,565	185,327	27,105	684,372

Increase (Decrease) in Net Assets from Contract Transactions	(1,602,404)	(92,173)	(9,411)	(842,750)

Total Increase (Decrease) in Net Assets	(226,839)	93,154	17,694	(158,378)

Net Assets as of December 31, 2021:	$5,171,395	$786,561	$367,266	$8,726,526

Investment Income:
Reinvested Dividends	24,753	2,462	19,189	330,394
Investment Expense:
Mortality and Expense Risk and Administrative Charges	73,142	5,451	4,845	75,047

Net Investment Income (Loss)	(48,389)	(2,989)	14,344	255,347

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	436,488	73,159	31,459	579,238
Realized Gain (Loss) on Investments	250,332	26,737	(5,740)	132,312

Net Realized Capital Gains (Losses) on Investments	686,820	99,896	25,719	711,550
Net Change in Unrealized Appreciation (Depreciation)	(1,636,344)	(235,433)	(118,659)	(2,529,324)

Net Gain (Loss) on Investment	(949,524)	(135,537)	(92,940)	(1,817,774)

Net Increase (Decrease) in Net Assets Resulting from Operations	(997,913)	(138,526)	(78,596)	(1,562,427)

Increase (Decrease) in Net Assets from Contract Transactions	(860,646)	(78,793)	24,509	(1,033,877)

Total Increase (Decrease) in Net Assets	(1,858,559)	(217,319)	(54,087)	(2,596,304)

Net Assets as of December 31, 2022:	$3,312,836	$569,242	$313,179	$6,130,222

See Accompanying Notes. (1) See Footnote 1	55

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Mid Cap Value Initial Class Subaccount	TA JPMorgan Tactical Allocation Initial Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$1,382,563	$903,590	$873,276	$20,602,388

Investment Income:
Reinvested Dividends	12,214	14,481	13,115	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26,945	11,932	11,085	323,870

Net Investment Income (Loss)	(14,731)	2,549	2,030	(323,870)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	25,264	47,531	49,810	5,203,078
Realized Gain (Loss) on Investments	16,485	54,743	15,824	1,994,413

Net Realized Capital Gains (Losses) on Investments	41,749	102,274	65,634	7,197,491
Net Change in Unrealized Appreciation (Depreciation)	343,964	(75,672)	(39,913)	(7,025,219)

Net Gain (Loss) on Investment	385,713	26,602	25,721	172,272

Net Increase (Decrease) in Net Assets Resulting from Operations	370,982	29,151	27,751	(151,598)

Increase (Decrease) in Net Assets from Contract Transactions	(120,381)	(223,541)	(41,403)	(2,891,166)

Total Increase (Decrease) in Net Assets	250,601	(194,390)	(13,652)	(3,042,764)

Net Assets as of December 31, 2021:	$1,633,164	$709,200	$859,624	$17,559,624

Investment Income:
Reinvested Dividends	11,981	11,524	10,948	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	24,211	8,412	9,284	149,779

Net Investment Income (Loss)	(12,230)	3,112	1,664	(149,779)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	268,290	65,336	74,453	5,736,498
Realized Gain (Loss) on Investments	13,467	(2,654)	(10,474)	(1,072,843)

Net Realized Capital Gains (Losses) on Investments	281,757	62,682	63,979	4,663,655
Net Change in Unrealized Appreciation (Depreciation)	(419,581)	(175,807)	(201,492)	(14,937,590)

Net Gain (Loss) on Investment	(137,824)	(113,125)	(137,513)	(10,273,935)

Net Increase (Decrease) in Net Assets Resulting from Operations	(150,054)	(110,013)	(135,849)	(10,423,714)

Increase (Decrease) in Net Assets from Contract Transactions	(113,366)	(71,897)	(119,100)	(762,441)

Total Increase (Decrease) in Net Assets	(263,420)	(181,910)	(254,949)	(11,186,155)

Net Assets as of December 31, 2022:	$1,369,744	$527,290	$604,675	$6,373,469

See Accompanying Notes. (1) See Footnote 1	56

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Morgan Stanley Capital Growth Service Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount	TA Multi-Managed Balanced Service Class Subaccount	TA Small/Mid Cap Value Initial Class Subaccount

Net Assets as of December 31, 2020:	$3,039,340	$4,018,870	$23,985,334	$3,610,841

Investment Income:
Reinvested Dividends	-	46,412	235,783	26,504
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29,411	69,071	266,995	61,314

Net Investment Income (Loss)	(29,411)	(22,659)	(31,212)	(34,810)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	871,298	217,989	1,368,087	-
Realized Gain (Loss) on Investments	150,735	256,337	719,515	101,984

Net Realized Capital Gains (Losses) on Investments	1,022,033	474,326	2,087,602	101,984
Net Change in Unrealized Appreciation (Depreciation)	(988,590)	99,009	1,520,664	853,158

Net Gain (Loss) on Investment	33,443	573,335	3,608,266	955,142

Net Increase (Decrease) in Net Assets Resulting from Operations	4,032	550,676	3,577,054	920,332

Increase (Decrease) in Net Assets from Contract Transactions	(647,048)	(795,711)	(2,584,954)	(609,846)

Total Increase (Decrease) in Net Assets	(643,016)	(245,035)	992,100	310,486

Net Assets as of December 31, 2021:	$2,396,324	$3,773,835	$24,977,434	$3,921,327

Investment Income:
Reinvested Dividends	-	35,503	177,756	21,288
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,671	53,861	211,780	53,842

Net Investment Income (Loss)	(13,671)	(18,358)	(34,024)	(32,554)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,194,859	352,175	2,342,724	547,363
Realized Gain (Loss) on Investments	(930,120)	109,811	703,814	7,501

Net Realized Capital Gains (Losses) on Investments	264,739	461,986	3,046,538	554,864
Net Change in Unrealized Appreciation (Depreciation)	(1,813,088)	(1,083,429)	(7,053,358)	(899,945)

Net Gain (Loss) on Investment	(1,548,349)	(621,443)	(4,006,820)	(345,081)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,562,020)	(639,801)	(4,040,844)	(377,635)

Increase (Decrease) in Net Assets from Contract Transactions	176,011	(470,335)	(3,863,411)	(220,181)

Total Increase (Decrease) in Net Assets	(1,386,009)	(1,110,136)	(7,904,255)	(597,816)

Net Assets as of December 31, 2022:	$1,010,315	$2,663,699	$17,073,179	$3,323,511

See Accompanying Notes. (1) See Footnote 1	57

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA T. Rowe Price Small Cap Initial Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA TS&W International Equity Initial Class Subaccount	TA TS&W International Equity Service Class Subaccount

Net Assets as of December 31, 2020:	$3,407,378	$758,505	$1,158,598	$558,757

Investment Income:
Reinvested Dividends	-	-	21,310	10,020
Investment Expense:
Mortality and Expense Risk and Administrative Charges	56,117	6,248	20,610	6,355

Net Investment Income (Loss)	(56,117)	(6,248)	700	3,665

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	336,752	63,255	-	-
Realized Gain (Loss) on Investments	197,512	82,295	90,271	26,470

Net Realized Capital Gains (Losses) on Investments	534,264	145,550	90,271	26,470
Net Change in Unrealized Appreciation (Depreciation)	(165,199)	(68,754)	31,262	36,602

Net Gain (Loss) on Investment	369,065	76,796	121,533	63,072

Net Increase (Decrease) in Net Assets Resulting from Operations	312,948	70,548	122,233	66,737

Increase (Decrease) in Net Assets from Contract Transactions	(512,423)	(293,069)	(361,592)	(97,976)

Total Increase (Decrease) in Net Assets	(199,475)	(222,521)	(239,359)	(31,239)

Net Assets as of December 31, 2021:	$3,207,903	$535,984	$919,239	$527,518

Investment Income:
Reinvested Dividends	-	-	25,794	13,328
Investment Expense:
Mortality and Expense Risk and Administrative Charges	39,218	4,728	13,446	4,767

Net Investment Income (Loss)	(39,218)	(4,728)	12,348	8,561

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	806,938	194,430	30,460	17,242
Realized Gain (Loss) on Investments	10,437	1,056	22,494	3,657

Net Realized Capital Gains (Losses) on Investments	817,375	195,486	52,954	20,899
Net Change in Unrealized Appreciation (Depreciation)	(1,513,762)	(311,882)	(201,867)	(110,817)

Net Gain (Loss) on Investment	(696,387)	(116,396)	(148,913)	(89,918)

Net Increase (Decrease) in Net Assets Resulting from Operations	(735,605)	(121,124)	(136,565)	(81,357)

Increase (Decrease) in Net Assets from Contract Transactions	(270,921)	144,420	(95,238)	(45,509)

Total Increase (Decrease) in Net Assets	(1,006,526)	23,296	(231,803)	(126,866)

Net Assets as of December 31, 2022:	$2,201,377	$559,280	$687,436	$400,652

See Accompanying Notes. (1) See Footnote 1	58

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA WMC US Growth Initial Class Subaccount	TA WMC US Growth Service Class Subaccount	Wanger Acorn Subaccount

Net Assets as of December 31, 2020:	$38,970,387	$7,069,232	$1,931,056

Investment Income:
Reinvested Dividends	31,624	-	13,479
Investment Expense:
Mortality and Expense Risk and Administrative Charges	604,861	79,000	23,929

Net Investment Income (Loss)	(573,237)	(79,000)	(10,450)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,845,244	1,041,896	62,945
Realized Gain (Loss) on Investments	2,520,470	749,849	22,123

Net Realized Capital Gains (Losses) on Investments	8,365,714	1,791,745	85,068
Net Change in Unrealized Appreciation (Depreciation)	(773,997)	(498,179)	77,938

Net Gain (Loss) on Investment	7,591,717	1,293,566	163,006

Net Increase (Decrease) in Net Assets Resulting from Operations	7,018,480	1,214,566	152,556

Increase (Decrease) in Net Assets from Contract Transactions	(4,089,603)	(1,617,023)	(329,823)

Total Increase (Decrease) in Net Assets	2,928,877	(402,457)	(177,267)

Net Assets as of December 31, 2021:	$41,899,264	$6,666,775	$1,753,789

Investment Income:
Reinvested Dividends	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	466,787	55,842	15,504

Net Investment Income (Loss)	(466,787)	(55,842)	(15,504)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,205,223	855,058	444,172
Realized Gain (Loss) on Investments	877,104	209,013	(159,864)

Net Realized Capital Gains (Losses) on Investments	6,082,327	1,064,071	284,308
Net Change in Unrealized Appreciation (Depreciation)	(18,840,376)	(3,086,162)	(866,044)

Net Gain (Loss) on Investment	(12,758,049)	(2,022,091)	(581,736)

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,224,836)	(2,077,933)	(597,240)

Increase (Decrease) in Net Assets from Contract Transactions	(2,729,358)	(360,225)	(66,218)

Total Increase (Decrease) in Net Assets	(15,954,194)	(2,438,158)	(663,458)

Net Assets as of December 31, 2022:	$25,945,070	$4,228,617	$1,090,331

See Accompanying Notes. (1) See Footnote 1	59

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

1. Organization

Retirement Builder Variable Annuity Account (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of The Atlas Portfolio BuilderSM Variable Annuity, Immediate Income BuilderSM, Immediate Income BuilderSM II, Transamerica AccessSM Variable Annuity, Retirement Income Builder® Variable Annuity, Retirement Income Builder II® Variable Annuity, Portfolio SelectSM Variable Annuity, Privilege SelectSM Variable Annuity, Principal-PlusSM Variable Annuity, Premier Asset BuilderSM Variable Annuity, Retirement Income Builder® - BAI Variable Annuity, Transamerica Preferred AdvantageSM Variable Annuity, The One Income AnnuitySM, Transamerica PrincipiumSM Variable Annuity, Huntington Allstar SelectSM Variable Annuity, Transamerica Opportunity Builder Variable Annuity and Transamerica Traditions Variable Annuity.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
AB Sustainable Global Thematic Growth Class B Shares	AB Sustainable Global Thematic Growth Portfolio Class B Shares
Allspring Variable Trust	Allspring Variable Trust
Allspring VT International Equity Class 1 Shares	Allspring VT International Equity Fund Class 1 Shares
Allspring VT International Equity Class 2 Shares	Allspring VT International Equity Fund Class 2 Shares
Allspring VT Omega Growth Class 1 Shares	Allspring VT Omega Growth Fund Class 1 Shares
Allspring VT Omega Growth Class 2 Shares	Allspring VT Omega Growth Fund Class 2 Shares
Allspring VT Opportunity Class 1 Shares	Allspring VT Opportunity Fund Class 1 Shares
Allspring VT Opportunity Class 2 Shares	Allspring VT Opportunity Fund Class 2 Shares
Allspring VT Small Cap Growth Class 1 Shares	Allspring VT Small Cap Growth Fund Class 1 Shares
Allspring VT Small Cap Growth Class 2 Shares	Allspring VT Small Cap Growth Fund Class 2 Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Stock Index Initial Shares	BNY Mellon Stock Index Portfolio Initial Shares
BNY Mellon Stock Index Service Shares	BNY Mellon Stock Index Portfolio Service Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Government Money Market	BNY Mellon VIF Government Money Market Portfolio
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares
Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust
Columbia - Dividend Opportunity Class 1 Shares	Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 Shares
Columbia - Income Opportunity Class 1 Shares	Columbia Variable Portfolio - Income Opportunity Fund Class 1 Shares
Columbia - Large Cap Growth Class 1 Shares	Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Shares
Columbia - Overseas Core Class 2 Shares	Columbia Variable Portfolio - Overseas Core Fund Class 2 Shares
Columbia - Select Mid Cap Growth Class 1 Shares	Columbia Variable Portfolio - Select Mid Cap Growth Fund Class 1 Shares
Columbia - Select Mid Cap Value Class 1 Shares	Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Shares
Columbia - Small Cap Value Class 1 Shares	Columbia Variable Portfolio - Small Cap Value Fund Class 1 Shares
Columbia - Small Company Growth Class 1 Shares	Columbia Variable Portfolio - Small Company Growth Fund Class 1 Shares
Columbia - Strategic Income Class 1 Shares	Columbia Variable Portfolio - Strategic Income Fund Class 1 Shares

60

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust
CTIVP® - Principal Blue Chip Growth Class 1 Shares	CTIVP® - Principal Blue Chip Growth Fund Class 1 Shares
Davis Variable Account Fund, Inc.	Davis Variable Account Fund, Inc.
Davis Value	Davis Value Portfolio
Federated Insurance Series	Federated Insurance Series
Federated Hermes Government Money II Service Shares	Federated Hermes Government Money Fund II Service Shares
Federated Hermes High Income Bond II Primary Shares	Federated Hermes High Income Bond II Fund Primary Shares
Federated Hermes Kaufmann II Primary Shares	Federated Hermes Kaufmann II Fund Primary Shares
Federated Hermes Kaufmann II Service Shares	Federated Kaufmann II Fund Service Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Fund Primary Shares
Federated Hermes Managed Volatility II Service Shares	Federated Hermes Managed Volatility II Fund Service Shares
Federated Hermes Quality Bond II Primary Shares	Federated Hermes Quality Bond II Fund Primary Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Asset Manager Portfolio Initial Class
Fidelity® VIP Asset Manager: Growth Initial Class	Fidelity® VIP Asset Manager: Growth Portfolio Initial Class
Fidelity® VIP Balanced Initial Class	Fidelity® VIP Balanced Portfolio Initial Class
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Portfolio Service Class 2
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Government Money Market Service Class 2	Fidelity® VIP Government Money Market Portfolio Service Class 2
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth & Income Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class
Fidelity® VIP Growth & Income Service Class 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Initial Class	Fidelity® VIP Growth Opportunities Portfolio Initial Class
Fidelity® VIP Growth Opportunities Service Class	Fidelity® VIP Growth Opportunities Portfolio Service Class
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP High Income Initial Class	Fidelity® VIP High Income Portfolio Initial Class
Fidelity® VIP High Income Service Class	Fidelity® VIP High Income Portfolio Service Class
Fidelity® VIP High Income Service Class 2	Fidelity® VIP High Income Portfolio Service Class 2
Fidelity® VIP Index 500 Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Fidelity® VIP Investment Grade Bond Initial Class	Fidelity® VIP Investment Grade Bond Portfolio Initial Class
Fidelity® VIP Investment Grade Bond Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Overseas Initial Class	Fidelity® VIP Overseas Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Income Class 2 Shares	Franklin Income Fund Class 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Rising Dividends Class 2 Shares	Franklin Rising Dividends Fund Class 2 Shares
Franklin Small Cap Value Class 2 Shares	Franklin Small Cap Value Fund Class 2 Shares

61

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Small-Mid Cap Growth Class 2 Shares	Franklin Small-Mid Cap Growth Fund Class 2 Shares
Franklin Templeton Developing Markets Class 2 Shares	Franklin Templeton Developing Markets Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Fund Series I Shares
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Invesco V.I. American Value Series II Shares	Invesco V.I. American Value Fund Series II Shares
Invesco V.I. Capital Appreciation Series I Shares	Invesco V.I. Capital Appreciation Fund Series I Shares
Invesco V.I. Capital Appreciation Series II Shares	Invesco V.I. Capital Appreciation Fund Series II Shares
Invesco V.I. Comstock Series II Shares	Invesco V.I. Comstock Fund Series II Shares
Invesco V.I. Conservative Balanced Series I Shares	Invesco V.I. Conservative Balanced Fund Series I Shares
Invesco V.I. Conservative Balanced Series II Shares	Invesco V.I. Conservative Balanced Fund Series II Shares
Invesco V.I. Core Equity Series I Shares	Invesco V.I. Core Equity Fund Series I Shares
Invesco V.I. Core Equity Series II Shares	Invesco V.I. Core Equity Fund Series II Shares
Invesco V.I. Discovery Mid Cap Growth Series II Shares	Invesco V.I. Discovery Mid Cap Growth Fund Series II Shares
Invesco V.I. Equity and Income Series II Shares	Invesco V.I. Equity and Income Fund Series II Shares
Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. EQV International Equity Fund Series I Shares
Invesco V.I. EQV International Equity Series II Shares	Invesco V.I. EQV International Equity Fund Series II Shares
Invesco V.I. Global Series I Shares	Invesco V.I. Global Fund Series I Shares
Invesco V.I. Global Series II Shares	Invesco V.I. Global Fund Series II Shares
Invesco V.I. Global Strategic Income Series I Shares	Invesco V.I. Global Strategic Income Fund Series I Shares
Invesco V.I. Global Strategic Income Series II Shares	Invesco V.I. Global Strategic Income Fund Series II Shares
Invesco V.I. Government Securities Series I Shares	Invesco V.I. Government Securities Fund Series I Shares
Invesco V.I. Government Securities Series II Shares	Invesco V.I. Government Securities Fund Series II Shares
Invesco V.I. Main Street Series I Shares	Invesco V.I. Main Street Fund Series I Shares
Invesco V.I. Main Street Series II Shares	Invesco V.I. Main Street Fund. Series II Shares
Invesco V.I. Main Street Mid Cap Series II Shares	Invesco V.I. Main Street Mid Cap Fund Series II Shares
Invesco V.I. Main Street Small Cap Series II Shares	Invesco V.I. Main Street Small Cap Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Balanced Service Shares	Janus Henderson - Balanced Portfolio Service Shares
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Forty Service Shares	Janus Henderson - Forty Portfolio Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
Janus Henderson - Overseas Service Shares	Janus Henderson - Overseas Portfolio Service Shares
Janus Henderson - Research Service Shares	Janus Henderson - Research Portfolio Service Shares
JPMorgan Insurance Trust	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Class 1 Shares	JPMorgan Insurance Trust Core Bond Portfolio Class 1 Shares
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	JPMorgan Insurance Trust Mid Cap Value Portfolio Class 1 Shares
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	JPMorgan Insurance Trust U.S. Equity Portfolio Class 1 Shares

62

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Core Equity Initial Class	MFS® Core Equity Portfolio Initial Class
MFS® Growth Initial Class	MFS® Growth Series Initial Class
MFS® Growth Service Class	MFS® Growth Series Service Class
MFS® Massachusetts Investors Growth Stock Initial Class	MFS® Massachusetts Investors Growth Stock Portfolio Initial Class
MFS® Massachusetts Investors Growth Stock Service Class	MFS® Massachusetts Investors Growth Stock Portfolio Service Class
MFS® New Discovery Initial Class	MFS® New Discovery Series Initial Class
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Research Initial Class	MFS® Research Series Initial Class
MFS® Research Service Class	MFS® Research Series Service Class
MFS® Total Return Initial Class	MFS® Total Return Series Initial Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
MFS® Total Return Bond Initial Class	MFS® Total Return Bond Series Initial Class
MFS® Total Return Bond Service Class	MFS® Total Return Bond Series Service Class
MFS® Utilities Initial Class	MFS® Utilities Series Initial Class
MFS® Utilities Service Class	MFS® Utilities Series Service Class
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Global Franchise Class II Shares	MS VIF Global Franchise Portfolio Class II Shares
Putnam Variable Trust	Putnam Variable Trust
Putnam VT Diversified Income Class IB Shares	Putnam VT Diversified Income Fund Class IB Shares
Putnam VT Focused International Equity Class IB Shares	Putnam VT Focused International Equity Class Fund IB Shares
Putnam VT George Putnam Balanced Class IB Shares	Putnam VT George Putnam Balanced Fund Class IB Shares
Putnam VT Global Health Care Class IB Shares	Putnam VT Global Health Care Fund Class IB Shares
Putnam VT Government Money Market Class IB Shares	Putnam VT Government Money Market Fund Class IB Shares
Putnam VT Growth Opportunities Class IB Shares	Putnam VT Growth Opportunities Fund Class IB Shares
Putnam VT Income Class IB Shares	Putnam VT Income Fund Class IB Shares
Putnam VT International Equity Class IB Shares	Putnam VT International Equity Fund Class IB Shares
Putnam VT Large Cap Value Class IB Shares	Putnam VT Large Cap Value Fund Class IB Shares
Putnam VT Multi-Cap Core Class IB Shares	Putnam VT Multi-Cap Core Fund Class IB Shares
Putnam VT Research Class IB Shares	Putnam VT Research Fund Class IB Shares
Putnam VT Sustainable Leaders Class IB Shares	Putnam VT Sustainable Leaders Fund Class IB Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Initial Class	Transamerica Aegon Core Bond VP Initial Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class

63

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Mid Cap Value Initial Class	Transamerica JPMorgan Mid Cap Value VP Initial Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Wanger Advisors Trust	Wanger Advisors Trust
Wanger Acorn	Wanger Acorn

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Invesco V.I. American Value Series II Shares	April 30, 2021
Invesco V.I. Discovery Mid Cap Growth Series II Shares	April 30, 2020
Federated Hermes Managed Volatility II Service Shares	August 17, 2018

64

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly
AB Sustainable Global Thematic Growth Class B Shares	AB Global Thematic Growth Class B Shares
Columbia - Select Mid Cap Growth Class 1 Shares	Columbia - Mid Cap Growth Class 1 Shares
CTIVP® - Principal Blue Chip Growth Class 1 Shares	CTIVP® - Loomis Sayles Growth Class 1 Shares
Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. International Growth Series I Shares
Invesco V.I. EQV International Equity Series II Shares	Invesco V.I. International Growth Series II Shares
TA Aegon Bond Initial Class	TA PIMCO Total Return Initial Class
TA Aegon Bond Service Class	TA PIMCO Total Return Service Class
TA Aegon Core Bond Initial Class	TA JPMorgan Core Bond Initial Class
Wanger Acorn	Wanger USA

65

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

66

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales
AB Growth and Income Class B Shares	$536,670	$411,196
AB Large Cap Growth Class B Shares	307,630	221,084
AB Sustainable Global Thematic Growth Class B Shares	97,766	113,663
Allspring VT International Equity Class 1 Shares	74,614	144,563
Allspring VT International Equity Class 2 Shares	985	6,257
Allspring VT Omega Growth Class 1 Shares	269,729	208,825
Allspring VT Omega Growth Class 2 Shares	45,586	60,071
Allspring VT Opportunity Class 1 Shares	295,075	158,247
Allspring VT Opportunity Class 2 Shares	20,084	10,718
Allspring VT Small Cap Growth Class 1 Shares	284,107	256,170
Allspring VT Small Cap Growth Class 2 Shares	19,730	7,147
BNY Mellon Stock Index Initial Shares	171,969	142,183
BNY Mellon Stock Index Service Shares	7,294	3,336
BNY Mellon Sustainable U.S. Equity Initial Shares	47,269	14,691
BNY Mellon VIF Appreciation Initial Shares	634,095	229,557
BNY Mellon VIF Government Money Market	395,584	464,240
BNY Mellon VIF Growth and Income Initial Shares	266,412	147,420
BNY Mellon VIF Opportunistic Small Cap Initial Shares	299,220	128,358
Columbia - Dividend Opportunity Class 1 Shares	1,207	66,250
Columbia - Income Opportunity Class 1 Shares	122,691	108,542
Columbia - Large Cap Growth Class 1 Shares	88,950	234,655
Columbia - Overseas Core Class 2 Shares	311,929	248,151
Columbia - Select Mid Cap Growth Class 1 Shares	10,332	63,699
Columbia - Select Mid Cap Value Class 1 Shares	-	51,514
Columbia - Small Cap Value Class 1 Shares	334,884	116,693
Columbia - Small Company Growth Class 1 Shares	9,664	4,402
Columbia - Strategic Income Class 1 Shares	85,843	171,373
CTIVP® - Principal Blue Chip Growth Class 1 Shares	35,620	276,349
Davis Value	742,254	407,342
Federated Hermes Government Money II Service Shares	166,633	484,236
Federated Hermes High Income Bond II Primary Shares	200,332	177,728
Federated Hermes Kaufmann II Primary Shares	209,485	199,666
Federated Hermes Kaufmann II Service Shares	318,646	205,789
Federated Hermes Managed Volatility II Primary Shares	199,506	54,340
Federated Hermes Managed Volatility II Service Shares	82,450	42,133
Federated Hermes Quality Bond II Primary Shares	6,021	58,267
Fidelity® VIP Asset Manager Initial Class	208,961	203,657

67

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales
Fidelity® VIP Asset Manager: Growth Initial Class	$39,195	$18,161
Fidelity® VIP Balanced Initial Class	211,968	430,648
Fidelity® VIP Balanced Service Class 2	25,156	16,630
Fidelity® VIP Contrafund® Initial Class	463,212	1,221,147
Fidelity® VIP Contrafund® Service Class 2	471,077	990,160
Fidelity® VIP Equity-Income Initial Class	196,702	539,423
Fidelity® VIP Equity-Income Service Class 2	301,505	589,444
Fidelity® VIP Government Money Market Initial Class	346,830	32,071
Fidelity® VIP Government Money Market Service Class 2	9,866	30,776
Fidelity® VIP Growth Initial Class	566,939	1,189,563
Fidelity® VIP Growth Service Class 2	219,471	178,921
Fidelity® VIP Growth & Income Initial Class	162,834	566,343
Fidelity® VIP Growth & Income Service Class 2	34,366	22,384
Fidelity® VIP Growth Opportunities Initial Class	550,911	299,520
Fidelity® VIP Growth Opportunities Service Class	395,421	257,691
Fidelity® VIP Growth Opportunities Service Class 2	134,718	18,897
Fidelity® VIP High Income Initial Class	51,924	97,455
Fidelity® VIP High Income Service Class	29,151	49,150
Fidelity® VIP High Income Service Class 2	32,284	42,633
Fidelity® VIP Index 500 Initial Class	629,068	3,143,176
Fidelity® VIP Index 500 Service Class 2	107,008	322,307
Fidelity® VIP Investment Grade Bond Initial Class	502,101	1,025,637
Fidelity® VIP Investment Grade Bond Service Class 2	56,089	116,220
Fidelity® VIP Mid Cap Initial Class	537,105	815,661
Fidelity® VIP Mid Cap Service Class 2	700,213	974,124
Fidelity® VIP Overseas Initial Class	17,865	96,857
Fidelity® VIP Value Strategies Service Class 2	287,185	711,596
Franklin Income Class 2 Shares	16,499	55,171
Franklin Mutual Shares Class 2 Shares	429,620	282,316
Franklin Rising Dividends Class 2 Shares	208,963	154,532
Franklin Small Cap Value Class 2 Shares	238,844	143,658
Franklin Small-Mid Cap Growth Class 2 Shares	1,213,552	768,222
Franklin Templeton Developing Markets Class 2 Shares	99,710	43,798
Franklin Templeton Foreign Class 2 Shares	50,993	184,622
Invesco V.I. American Franchise Series I Shares	541,589	129,321
Invesco V.I. American Franchise Series II Shares	73,814	17,400
Invesco V.I. American Value Series II Shares	615,039	29,481

68

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales
Invesco V.I. Capital Appreciation Series I Shares	$2,717,558	$910,717
Invesco V.I. Capital Appreciation Series II Shares	194,819	40,801
Invesco V.I. Comstock Series II Shares	67,554	228,440
Invesco V.I. Conservative Balanced Series I Shares	102,697	81,805
Invesco V.I. Conservative Balanced Series II Shares	2,132	15,607
Invesco V.I. Core Equity Series I Shares	1,325,856	880,971
Invesco V.I. Core Equity Series II Shares	183,112	138,936
Invesco V.I. Discovery Mid Cap Growth Series II Shares	58,985	29,939
Invesco V.I. Equity and Income Series II Shares	588,698	405,378
Invesco V.I. EQV International Equity Series I Shares	49,393	38,301
Invesco V.I. EQV International Equity Series II Shares	6,855	3,502
Invesco V.I. Global Series I Shares	496,144	289,138
Invesco V.I. Global Series II Shares	6,231	101,209
Invesco V.I. Global Strategic Income Series I Shares	12,569	308,854
Invesco V.I. Global Strategic Income Series II Shares	1,376	122,266
Invesco V.I. Government Securities Series I Shares	6,259	36,121
Invesco V.I. Government Securities Series II Shares	28,602	31,573
Invesco V.I. Main Street Series I Shares	1,366,957	683,519
Invesco V.I. Main Street Series II Shares	300,096	92,262
Invesco V.I. Main Street Mid Cap Series II Shares	54,629	34,444
Invesco V.I. Main Street Small Cap Series II Shares	5,878	7,757
Janus Henderson - Balanced Service Shares	107,245	467,512
Janus Henderson - Enterprise Service Shares	242,514	95,512
Janus Henderson - Forty Service Shares	32,214	11,040
Janus Henderson - Global Research Service Shares	154,132	135,994
Janus Henderson - Mid Cap Value Service Shares	10,014	3,495
Janus Henderson - Overseas Service Shares	19,317	134,143
Janus Henderson - Research Service Shares	137,333	106,214
JPMorgan Insurance Trust Core Bond Class 1 Shares	372,231	470,260
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	256,720	276,115
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	438,757	408,591
MFS® Core Equity Initial Class	4,317	6,208
MFS® Growth Initial Class	841,887	934,708
MFS® Growth Service Class	142,090	177,600
MFS® Massachusetts Investors Growth Stock Initial Class	7,844	5,427
MFS® Massachusetts Investors Growth Stock Service Class	246,315	180,277
MFS® New Discovery Initial Class	131,483	47,933

69

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales
MFS® New Discovery Service Class	$132,922	$21,236
MFS® Research Initial Class	214,273	207,882
MFS® Research Service Class	146,613	117,029
MFS® Total Return Initial Class	606,895	754,009
MFS® Total Return Service Class	278,018	256,945
MFS® Total Return Bond Initial Class	5,843	13,659
MFS® Total Return Bond Service Class	78,737	172,335
MFS® Utilities Initial Class	371,531	685,829
MFS® Utilities Service Class	85,214	155,556
MS VIF Global Franchise Class II Shares	102,711	134,454
Putnam VT Diversified Income Class IB Shares	20,769	25,784
Putnam VT Focused International Equity Class IB Shares	374,883	46,689
Putnam VT George Putnam Balanced Class IB Shares	64,955	56,097
Putnam VT Global Health Care Class IB Shares	18,179	12,034
Putnam VT Government Money Market Class IB Shares	1,094,508	1,455,038
Putnam VT Growth Opportunities Class IB Shares	193,073	234,698
Putnam VT Income Class IB Shares	8,223	3,407
Putnam VT International Equity Class IB Shares	20,898	43,691
Putnam VT Large Cap Value Class IB Shares	495,791	320,689
Putnam VT Multi-Cap Core Class IB Shares	819	255
Putnam VT Research Class IB Shares	11,533	2,991
Putnam VT Sustainable Leaders Class IB Shares	1,389	1,029
TA Aegon Bond Initial Class	623,340	2,153,501
TA Aegon Bond Service Class	395,444	1,796,763
TA Aegon Core Bond Initial Class	132,745	209,538
TA Aegon High Yield Bond Initial Class	628,632	1,441,658
TA Aegon High Yield Bond Service Class	26,431	68,773
TA Aegon Sustainable Equity Income Initial Class	979,197	1,634,490
TA Aegon Sustainable Equity Income Service Class	117,217	366,769
TA Aegon U.S. Government Securities Initial Class	2,407,805	2,288,269
TA Aegon U.S. Government Securities Service Class	2,448,557	671,273
TA BlackRock Global Real Estate Securities Initial Class	118,228	138,869
TA BlackRock Global Real Estate Securities Service Class	11,308	41,263
TA BlackRock Government Money Market Initial Class	4,045,497	3,386,923
TA BlackRock Government Money Market Service Class	2,016,735	3,032,495
TA BlackRock iShares Edge 40 Initial Class	152,354	362,073
TA BlackRock iShares Edge 40 Service Class	26,810	55,114

70

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales
TA International Focus Initial Class	$108,988	$419,291
TA International Focus Service Class	60,288	41,679
TA Janus Mid-Cap Growth Initial Class	1,530,273	1,176,479
TA Janus Mid-Cap Growth Service Class	120,440	36,116
TA JPMorgan Asset Allocation - Conservative Initial Class	2,593,442	2,031,009
TA JPMorgan Asset Allocation - Conservative Service Class	2,978,174	3,632,146
TA JPMorgan Asset Allocation - Growth Initial Class	2,586,345	2,129,095
TA JPMorgan Asset Allocation - Growth Service Class	2,519,784	1,426,733
TA JPMorgan Asset Allocation - Moderate Initial Class	3,537,459	4,139,296
TA JPMorgan Asset Allocation - Moderate Service Class	7,298,022	7,730,252
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	5,702,445	3,603,749
TA JPMorgan Asset Allocation - Moderate Growth Service Class	20,118,124	15,483,647
TA JPMorgan Enhanced Index Initial Class	1,154,967	1,627,520
TA JPMorgan Enhanced Index Service Class	75,621	84,244
TA JPMorgan International Moderate Growth Initial Class	125,272	54,961
TA JPMorgan International Moderate Growth Service Class	971,774	1,171,054
TA JPMorgan Mid Cap Value Initial Class	353,209	210,513
TA JPMorgan Tactical Allocation Initial Class	79,744	83,193
TA JPMorgan Tactical Allocation Service Class	117,136	160,122
TA Morgan Stanley Capital Growth Initial Class	6,383,222	1,558,859
TA Morgan Stanley Capital Growth Service Class	1,877,742	520,519
TA Multi-Managed Balanced Initial Class	561,794	698,315
TA Multi-Managed Balanced Service Class	2,713,134	4,267,856
TA Small/Mid Cap Value Initial Class	580,042	285,415
TA T. Rowe Price Small Cap Initial Class	837,507	340,714
TA T. Rowe Price Small Cap Service Class	357,979	23,854
TA TS&W International Equity Initial Class	170,479	222,906
TA TS&W International Equity Service Class	49,785	69,492
TA WMC US Growth Initial Class	5,638,399	3,629,429
TA WMC US Growth Service Class	1,192,727	753,739
Wanger Acorn	585,631	223,202

71

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Growth and Income Class B Shares	51,342	(135,654)	(84,312)	299,591	(550,279)	(250,688)
AB Large Cap Growth Class B Shares	-	(50,428)	(50,428)	17,366	(194,387)	(177,021)
AB Sustainable Global Thematic Growth Class B Shares	6,213	(87,538)	(81,325)	833	(48,968)	(48,135)
Allspring VT International Equity Class 1 Shares	30,012	(77,602)	(47,590)	17,848	(59,576)	(41,728)
Allspring VT International Equity Class 2 Shares	-	(2,800)	(2,800)	-	(682)	(682)
Allspring VT Omega Growth Class 1 Shares	2,994	(41,332)	(38,338)	808	(58,545)	(57,737)
Allspring VT Omega Growth Class 2 Shares	-	(8,925)	(8,925)	-	(1,984)	(1,984)
Allspring VT Opportunity Class 1 Shares	3,255	(44,832)	(41,577)	13,946	(93,869)	(79,923)
Allspring VT Opportunity Class 2 Shares	-	(3,073)	(3,073)	-	(1,925)	(1,925)
Allspring VT Small Cap Growth Class 1 Shares	12,721	(71,805)	(59,084)	7,916	(41,851)	(33,935)
Allspring VT Small Cap Growth Class 2 Shares	-	(1,748)	(1,748)	-	(3,011)	(3,011)
BNY Mellon Stock Index Initial Shares	1,906	(28,476)	(26,570)	37,041	(116,779)	(79,738)
BNY Mellon Stock Index Service Shares	1,848	(941)	907	320	(734)	(414)
BNY Mellon Sustainable U.S. Equity Initial Shares	13,891	(5,142)	8,749	-	(7,384)	(7,384)
BNY Mellon VIF Appreciation Initial Shares	1,180	(43,397)	(42,217)	3,220	(39,419)	(36,199)
BNY Mellon VIF Government Money Market	368,400	(432,952)	(64,552)	168,719	(333,532)	(164,813)
BNY Mellon VIF Growth and Income Initial Shares	15,452	(33,702)	(18,250)	-	(35,696)	(35,696)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	1,366	(40,642)	(39,276)	2,076	(25,529)	(23,453)
Columbia - Dividend Opportunity Class 1 Shares	168	(19,276)	(19,108)	266	(20,518)	(20,252)
Columbia - Income Opportunity Class 1 Shares	15,139	(75,307)	(60,168)	10,509	(78,167)	(67,658)
Columbia - Large Cap Growth Class 1 Shares	40,748	(86,028)	(45,280)	3,043	(254,493)	(251,450)
Columbia - Overseas Core Class 2 Shares	161,590	(187,530)	(25,940)	3,830	(116,227)	(112,397)
Columbia - Select Mid Cap Growth Class 1 Shares	4,855	(21,917)	(17,062)	622	(21,968)	(21,346)
Columbia - Select Mid Cap Value Class 1 Shares	-	(15,902)	(15,902)	7,501	(39,132)	(31,631)
Columbia - Small Cap Value Class 1 Shares	3,240	(29,250)	(26,010)	19,055	(51,605)	(32,550)
Columbia - Small Company Growth Class 1 Shares	2	(738)	(736)	7	(2,105)	(2,098)
Columbia - Strategic Income Class 1 Shares	21,659	(78,003)	(56,344)	13,244	(38,494)	(25,250)

72

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

CTIVP® - Principal Blue Chip Growth Class 1 Shares	17,092	(113,188)	(96,096)	2,305	(155,264)	(152,959)
Davis Value	19,999	(135,010)	(115,011)	24,460	(191,326)	(166,866)
Federated Hermes Government Money II Service Shares	141,315	(475,018)	(333,703)	230,511	(915,847)	(685,336)
Federated Hermes High Income Bond II Primary Shares	42,592	(61,236)	(18,644)	12,106	(141,336)	(129,230)
Federated Hermes Kaufmann II Primary Shares	3,167	(37,719)	(34,552)	8,498	(42,565)	(34,067)
Federated Hermes Kaufmann II Service Shares	37,812	(54,756)	(16,944)	17,447	(65,612)	(48,165)
Federated Hermes Managed Volatility II Primary Shares	10,182	(22,098)	(11,916)	776	(48,431)	(47,655)
Federated Hermes Managed Volatility II Service Shares	4,003	(34,389)	(30,386)	15,078	(37,267)	(22,189)
Federated Hermes Quality Bond II Primary Shares	-	(36,127)	(36,127)	4,040	(34,944)	(30,904)
Fidelity® VIP Asset Manager Initial Class	42,827	(61,784)	(18,957)	1,034	(46,758)	(45,724)
Fidelity® VIP Asset Manager: Growth Initial Class	-	(3,630)	(3,630)	-	(35,271)	(35,271)
Fidelity® VIP Balanced Initial Class	6,295	(96,815)	(90,520)	31,413	(151,190)	(119,777)
Fidelity® VIP Balanced Service Class 2	-	(4,122)	(4,122)	13,645	(49,439)	(35,794)
Fidelity® VIP Contrafund® Initial Class	6,081	(138,815)	(132,734)	2,991	(52,946)	(49,955)
Fidelity® VIP Contrafund® Service Class 2	12,731	(233,084)	(220,353)	155,823	(501,015)	(345,192)
Fidelity® VIP Equity-Income Initial Class	8,592	(104,674)	(96,082)	2,080	(86,800)	(84,720)
Fidelity® VIP Equity-Income Service Class 2	1,540	(169,134)	(167,594)	538	(235,428)	(234,890)
Fidelity® VIP Government Money Market Initial Class	277,582	(20,999)	256,583	180,963	(104,440)	76,523
Fidelity® VIP Government Money Market Service Class 2	7,184	(28,267)	(21,083)	2,331	(56,783)	(54,452)
Fidelity® VIP Growth Initial Class	8,228	(159,689)	(151,461)	17,939	(147,024)	(129,085)
Fidelity® VIP Growth Service Class 2	4,585	(36,325)	(31,740)	22,130	(176,023)	(153,893)
Fidelity® VIP Growth & Income Initial Class	17,793	(105,707)	(87,914)	28,608	(76,104)	(47,496)
Fidelity® VIP Growth & Income Service Class 2	8,258	(6,081)	2,177	-	(14,752)	(14,752)
Fidelity® VIP Growth Opportunities Initial Class	329	(44,840)	(44,511)	5,469	(90,424)	(84,955)
Fidelity® VIP Growth Opportunities Service Class	3,919	(41,650)	(37,731)	9,869	(35,799)	(25,930)
Fidelity® VIP Growth Opportunities Service Class 2	1,995	(1,518)	477	4,370	(26,433)	(22,063)
Fidelity® VIP High Income Initial Class	4,538	(43,081)	(38,543)	1,482	(12,267)	(10,785)

73

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Fidelity® VIP High Income Service Class	67	(18,203)	(18,136)	1,010	(14,116)	(13,106)
Fidelity® VIP High Income Service Class 2	10,466	(16,857)	(6,391)	28,392	(62,572)	(34,180)
Fidelity® VIP Index 500 Initial Class	51,122	(493,425)	(442,303)	38,350	(416,174)	(377,824)
Fidelity® VIP Index 500 Service Class 2	15,936	(65,602)	(49,666)	4	(40,189)	(40,185)
Fidelity® VIP Investment Grade Bond Initial Class	108,232	(477,695)	(369,463)	62,618	(232,722)	(170,104)
Fidelity® VIP Investment Grade Bond Service Class 2	4,721	(67,993)	(63,272)	37,787	(208,497)	(170,710)
Fidelity® VIP Mid Cap Initial Class	32,882	(84,462)	(51,580)	4,460	(46,589)	(42,129)
Fidelity® VIP Mid Cap Service Class 2	41,102	(175,050)	(133,948)	40,078	(248,526)	(208,448)
Fidelity® VIP Overseas Initial Class	1,162	(35,704)	(34,542)	6,934	(69,990)	(63,056)
Fidelity® VIP Value Strategies Service Class 2	47,925	(179,780)	(131,855)	95,485	(172,099)	(76,614)
Franklin Income Class 2 Shares	-	(28,994)	(28,994)	-	(27,322)	(27,322)
Franklin Mutual Shares Class 2 Shares	5,992	(96,934)	(90,942)	2,688	(112,045)	(109,357)
Franklin Rising Dividends Class 2 Shares	107	(29,672)	(29,565)	16,656	(64,287)	(47,631)
Franklin Small Cap Value Class 2 Shares	6,699	(36,264)	(29,565)	13,928	(45,781)	(31,853)
Franklin Small-Mid Cap Growth Class 2 Shares	18,318	(188,156)	(169,838)	9,821	(104,105)	(94,284)
Franklin Templeton Developing Markets Class 2 Shares	21,820	(24,341)	(2,521)	1,495	(43,264)	(41,769)
Franklin Templeton Foreign Class 2 Shares	3,476	(114,411)	(110,935)	2,805	(83,058)	(80,253)
Invesco V.I. American Franchise Series I Shares	-	(36,850)	(36,850)	11,235	(121,752)	(110,517)
Invesco V.I. American Franchise Series II Shares	26	(5,212)	(5,186)	10	(7,653)	(7,643)
Invesco V.I. American Value Series II Shares	56,099	(2,560)	53,539	36,913	(10,025)	26,888
Invesco V.I. Capital Appreciation Series I Shares	33,796	(206,630)	(172,834)	31,128	(127,025)	(95,897)
Invesco V.I. Capital Appreciation Series II Shares	1,458	(7,835)	(6,377)	1,004	(7,423)	(6,419)
Invesco V.I. Comstock Series II Shares	4,441	(64,912)	(60,471)	19,468	(74,648)	(55,180)
Invesco V.I. Conservative Balanced Series I Shares	3,681	(33,456)	(29,775)	3,735	(41,234)	(37,499)
Invesco V.I. Conservative Balanced Series II Shares	-	(8,859)	(8,859)	-	(16,154)	(16,154)
Invesco V.I. Core Equity Series I Shares	76,508	(253,717)	(177,209)	53,016	(230,949)	(177,933)
Invesco V.I. Core Equity Series II Shares	3,213	(46,451)	(43,238)	6,924	(27,580)	(20,656)

74

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Invesco V.I. Discovery Mid Cap Growth Series II Shares	895	(2,141)	(1,246)	1,110	(2,680)	(1,570)
Invesco V.I. Equity and Income Series II Shares	41,185	(128,997)	(87,812)	44,675	(179,985)	(135,310)
Invesco V.I. EQV International Equity Series I Shares	756	(17,126)	(16,370)	1,364	(28,809)	(27,445)
Invesco V.I. EQV International Equity Series II Shares	-	(872)	(872)	-	(2,572)	(2,572)
Invesco V.I. Global Series I Shares	59,615	(56,863)	2,752	25,981	(88,599)	(62,618)
Invesco V.I. Global Series II Shares	227	(24,650)	(24,423)	60	(27,461)	(27,401)
Invesco V.I. Global Strategic Income Series I Shares	6,360	(162,111)	(155,751)	51,225	(166,784)	(115,559)
Invesco V.I. Global Strategic Income Series II Shares	1,091	(79,732)	(78,641)	5,431	(66,921)	(61,490)
Invesco V.I. Government Securities Series I Shares	398	(21,181)	(20,783)	8,212	(77,470)	(69,258)
Invesco V.I. Government Securities Series II Shares	18,830	(25,288)	(6,458)	5,347	(125,612)	(120,265)
Invesco V.I. Main Street Series I Shares	10,113	(181,589)	(171,476)	6,719	(105,345)	(98,626)
Invesco V.I. Main Street Series II Shares	5,770	(13,916)	(8,146)	245	(42,387)	(42,142)
Invesco V.I. Main Street Mid Cap Series II Shares	797	(11,546)	(10,749)	4,792	(14,157)	(9,365)
Invesco V.I. Main Street Small Cap Series II Shares	-	(640)	(640)	1,388	(5,318)	(3,930)
Janus Henderson - Balanced Service Shares	304	(131,359)	(131,055)	4,965	(105,609)	(100,644)
Janus Henderson - Enterprise Service Shares	-	(34,757)	(34,757)	-	(78,095)	(78,095)
Janus Henderson - Forty Service Shares	-	(2,663)	(2,663)	-	(2,087)	(2,087)
Janus Henderson - Global Research Service Shares	-	(66,669)	(66,669)	1	(67,096)	(67,095)
Janus Henderson - Mid Cap Value Service Shares	307	(578)	(271)	211	(874)	(663)
Janus Henderson - Overseas Service Shares	1,434	(80,803)	(79,369)	17,724	(150,346)	(132,622)
Janus Henderson - Research Service Shares	-	(52,096)	(52,096)	17,793	(88,506)	(70,713)
JPMorgan Insurance Trust Core Bond Class 1 Shares	198,944	(284,485)	(85,541)	197,243	(266,144)	(68,901)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	18,601	(61,381)	(42,780)	10,550	(137,783)	(127,233)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	58,280	(115,612)	(57,332)	26,165	(246,703)	(220,538)
MFS® Core Equity Initial Class	-	(2,805)	(2,805)	-	(4,615)	(4,615)
MFS® Growth Initial Class	42,953	(155,377)	(112,424)	28,210	(81,443)	(53,233)
MFS® Growth Service Class	-	(34,736)	(34,736)	-	(18,284)	(18,284)

75

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

MFS® Massachusetts Investors Growth Stock Initial Class	-	(1,983)	(1,983)	-	(4,888)	(4,888)
MFS® Massachusetts Investors Growth Stock Service Class	14,315	(71,889)	(57,574)	33,551	(88,276)	(54,725)
MFS® New Discovery Initial Class	5,510	(14,367)	(8,857)	963	(13,655)	(12,692)
MFS® New Discovery Service Class	29	(3,611)	(3,582)	8	(8,667)	(8,659)
MFS® Research Initial Class	4,177	(46,273)	(42,096)	9,792	(21,413)	(11,621)
MFS® Research Service Class	223	(20,434)	(20,211)	8,983	(26,073)	(17,090)
MFS® Total Return Initial Class	939	(232,070)	(231,131)	43,628	(316,661)	(273,033)
MFS® Total Return Service Class	3,256	(92,565)	(89,309)	321	(267,961)	(267,640)
MFS® Total Return Bond Initial Class	-	(6,107)	(6,107)	-	(5,289)	(5,289)
MFS® Total Return Bond Service Class	26,096	(108,855)	(82,759)	75,827	(81,525)	(5,698)
MFS® Utilities Initial Class	9,854	(107,543)	(97,689)	21,989	(76,700)	(54,711)
MFS® Utilities Service Class	4,462	(22,576)	(18,114)	2,087	(27,397)	(25,310)
MS VIF Global Franchise Class II Shares	3,076	(27,301)	(24,225)	3,426	(27,755)	(24,329)
Putnam VT Diversified Income Class IB Shares	214	(14,932)	(14,718)	9,015	(30,296)	(21,281)
Putnam VT Focused International Equity Class IB Shares	19,755	(17,070)	2,685	3,138	(33,560)	(30,422)
Putnam VT George Putnam Balanced Class IB Shares	118	(19,297)	(19,179)	20,154	(36,217)	(16,063)
Putnam VT Global Health Care Class IB Shares	447	(2,117)	(1,670)	48	(6,732)	(6,684)
Putnam VT Government Money Market Class IB Shares	1,183,490	(1,566,116)	(382,626)	1,414,104	(1,371,539)	42,565
Putnam VT Growth Opportunities Class IB Shares	12,033	(59,567)	(47,534)	9,629	(65,471)	(55,842)
Putnam VT Income Class IB Shares	-	(913)	(913)	12,147	(24,613)	(12,466)
Putnam VT International Equity Class IB Shares	6,582	(27,833)	(21,251)	2,342	(19,911)	(17,569)
Putnam VT Large Cap Value Class IB Shares	45,170	(64,539)	(19,369)	13,224	(111,891)	(98,667)
Putnam VT Multi-Cap Core Class IB Shares	-	(82)	(82)	-	(78)	(78)
Putnam VT Research Class IB Shares	-	(195)	(195)	-	(145)	(145)
Putnam VT Sustainable Leaders Class IB Shares	-	(146)	(146)	-	(8)	(8)
TA Aegon Bond Initial Class	283,921	(1,368,117)	(1,084,196)	233,128	(919,611)	(686,483)
TA Aegon Bond Service Class	213,293	(1,154,122)	(940,829)	428,602	(341,645)	86,957

76

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Aegon Core Bond Initial Class	56,928	(123,509)	(66,581)	86,356	(165,860)	(79,504)
TA Aegon High Yield Bond Initial Class	189,595	(596,475)	(406,880)	116,735	(420,529)	(303,794)
TA Aegon High Yield Bond Service Class	4,010	(29,787)	(25,777)	8,238	(20,221)	(11,983)
TA Aegon Sustainable Equity Income Initial Class	144,500	(655,436)	(510,936)	130,030	(771,109)	(641,079)
TA Aegon Sustainable Equity Income Service Class	7,303	(148,966)	(141,663)	53,552	(296,165)	(242,613)
TA Aegon U.S. Government Securities Initial Class	1,773,742	(1,617,613)	156,129	290,778	(646,797)	(356,019)
TA Aegon U.S. Government Securities Service Class	1,885,228	(509,192)	1,376,036	164,950	(843,067)	(678,117)
TA BlackRock Global Real Estate Securities Initial Class	31,206	(46,051)	(14,845)	3,164	(75,750)	(72,586)
TA BlackRock Global Real Estate Securities Service Class	2,208	(15,037)	(12,829)	1,286	(44,314)	(43,028)
TA BlackRock Government Money Market Initial Class	4,390,159	(3,700,180)	689,979	2,888,480	(2,596,407)	292,073
TA BlackRock Government Money Market Service Class	1,964,187	(3,006,292)	(1,042,105)	5,750,603	(2,616,518)	3,134,085
TA BlackRock iShares Edge 40 Initial Class	46,229	(183,408)	(137,179)	69,087	(230,625)	(161,538)
TA BlackRock iShares Edge 40 Service Class	3,983	(30,578)	(26,595)	26,312	(26,361)	(49)
TA International Focus Initial Class	18,164	(223,647)	(205,483)	46,502	(311,294)	(264,792)
TA International Focus Service Class	1,371	(15,131)	(13,760)	4,905	(63,241)	(58,336)
TA Janus Mid-Cap Growth Initial Class	66,545	(282,534)	(215,989)	19,884	(328,583)	(308,699)
TA Janus Mid-Cap Growth Service Class	2,236	(7,019)	(4,783)	3,581	(11,355)	(7,774)
TA JPMorgan Asset Allocation - Conservative Initial Class	539,002	(973,871)	(434,869)	84,495	(1,027,843)	(943,348)
TA JPMorgan Asset Allocation - Conservative Service Class	91,182	(1,880,387)	(1,789,205)	762,538	(2,413,037)	(1,650,499)
TA JPMorgan Asset Allocation - Growth Initial Class	18,711	(653,017)	(634,306)	4,549	(624,489)	(619,940)
TA JPMorgan Asset Allocation - Growth Service Class	89,024	(459,615)	(370,591)	254,052	(633,658)	(379,606)
TA JPMorgan Asset Allocation - Moderate Initial Class	372,486	(1,794,126)	(1,421,640)	336,283	(2,328,599)	(1,992,316)
TA JPMorgan Asset Allocation - Moderate Service Class	271,435	(3,353,222)	(3,081,787)	427,919	(3,407,899)	(2,979,980)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	146,756	(1,360,385)	(1,213,629)	236,897	(1,750,989)	(1,514,092)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	605,150	(6,253,935)	(5,648,785)	421,860	(8,120,057)	(7,698,197)
TA JPMorgan Enhanced Index Initial Class	220,880	(549,193)	(328,313)	167,839	(718,836)	(550,997)

77

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA JPMorgan Enhanced Index Service Class	-	(17,024)	(17,024)	-	(23,419)	(23,419)
TA JPMorgan International Moderate Growth Initial Class	51,185	(40,479)	10,706	320	(6,522)	(6,202)
TA JPMorgan International Moderate Growth Service Class	25,883	(825,196)	(799,313)	73,873	(617,331)	(543,458)
TA JPMorgan Mid Cap Value Initial Class	22,523	(51,422)	(28,899)	26,258	(57,890)	(31,632)
TA JPMorgan Tactical Allocation Initial Class	1,573	(43,010)	(41,437)	8,247	(118,947)	(110,700)
TA JPMorgan Tactical Allocation Service Class	20,590	(101,931)	(81,341)	30,494	(55,338)	(24,844)
TA Morgan Stanley Capital Growth Initial Class	145,721	(291,120)	(145,399)	46,267	(334,646)	(288,379)
TA Morgan Stanley Capital Growth Service Class	144,461	(132,080)	12,381	110,238	(179,961)	(69,723)
TA Multi-Managed Balanced Initial Class	55,179	(203,192)	(148,013)	104,660	(341,135)	(236,475)
TA Multi-Managed Balanced Service Class	78,005	(1,389,201)	(1,311,196)	89,719	(927,464)	(837,745)
TA Small/Mid Cap Value Initial Class	2,872	(29,378)	(26,506)	4,385	(80,499)	(76,114)
TA T. Rowe Price Small Cap Initial Class	7,625	(89,425)	(81,800)	3,317	(132,452)	(129,135)
TA T. Rowe Price Small Cap Service Class	38,294	(4,132)	34,162	744	(54,985)	(54,241)
TA TS&W International Equity Initial Class	92,308	(160,045)	(67,737)	24,529	(281,898)	(257,369)
TA TS&W International Equity Service Class	9,427	(33,084)	(23,657)	8,752	(66,157)	(57,405)
TA WMC US Growth Initial Class	128,378	(1,239,622)	(1,111,244)	151,818	(1,484,019)	(1,332,201)
TA WMC US Growth Service Class	77,026	(141,892)	(64,866)	38,417	(393,698)	(355,281)
Wanger Acorn	40,308	(59,723)	(19,415)	9,314	(76,576)	(67,262)

78

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Growth and Income Class B Shares	$167,148	$(375,225)	$(208,077)	$854,094	$(1,561,688)	$(707,594)
AB Large Cap Growth Class B Shares	-	(186,580)	(186,580)	51,837	(662,302)	(610,465)
AB Sustainable Global Thematic Growth Class B Shares	10,451	(101,182)	(90,731)	1,607	(110,005)	(108,398)
Allspring VT International Equity Class 1 Shares	53,242	(137,050)	(83,808)	37,487	(125,923)	(88,436)
Allspring VT International Equity Class 2 Shares	-	(5,870)	(5,870)	-	(1,635)	(1,635)
Allspring VT Omega Growth Class 1 Shares	12,973	(192,512)	(179,539)	4,562	(374,787)	(370,225)
Allspring VT Omega Growth Class 2 Shares	-	(57,001)	(57,001)	-	(15,659)	(15,659)
Allspring VT Opportunity Class 1 Shares	8,959	(136,624)	(127,665)	43,473	(315,259)	(271,786)
Allspring VT Opportunity Class 2 Shares	-	(9,206)	(9,206)	-	(6,426)	(6,426)
Allspring VT Small Cap Growth Class 1 Shares	40,052	(233,415)	(193,363)	34,069	(191,931)	(157,862)
Allspring VT Small Cap Growth Class 2 Shares	-	(5,650)	(5,650)	-	(14,250)	(14,250)
BNY Mellon Stock Index Initial Shares	7,335	(121,023)	(113,688)	172,845	(542,436)	(369,591)
BNY Mellon Stock Index Service Shares	5,500	(2,843)	2,657	1,088	(2,370)	(1,282)
BNY Mellon Sustainable U.S. Equity Initial Shares	31,222	(11,802)	19,420	-	(18,099)	(18,099)
BNY Mellon VIF Appreciation Initial Shares	5,523	(201,305)	(195,782)	15,430	(184,441)	(169,011)
BNY Mellon VIF Government Money Market	385,545	(453,203)	(67,658)	176,403	(349,573)	(173,170)
BNY Mellon VIF Growth and Income Initial Shares	62,501	(134,155)	(71,654)	-	(149,162)	(149,162)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	3,586	(109,165)	(105,579)	6,445	(79,860)	(73,415)
Columbia - Dividend Opportunity Class 1 Shares	1,264	(55,016)	(53,752)	548	(49,684)	(49,136)
Columbia - Income Opportunity Class 1 Shares	19,085	(92,735)	(73,650)	14,036	(105,263)	(91,227)
Columbia - Large Cap Growth Class 1 Shares	90,697	(185,619)	(94,922)	7,286	(658,417)	(651,131)
Columbia - Overseas Core Class 2 Shares	205,942	(229,591)	(23,649)	5,327	(163,463)	(158,136)
Columbia - Select Mid Cap Growth Class 1 Shares	10,630	(48,761)	(38,131)	1,805	(64,150)	(62,345)
Columbia - Select Mid Cap Value Class 1 Shares	-	(48,239)	(48,239)	17,593	(93,804)	(76,211)
Columbia - Small Cap Value Class 1 Shares	11,120	(106,660)	(95,540)	78,887	(197,968)	(119,081)
Columbia - Small Company Growth Class 1 Shares	36	(4,005)	(3,969)	200	(10,557)	(10,357)
Columbia - Strategic Income Class 1 Shares	43,193	(163,505)	(120,312)	28,345	(83,417)	(55,072)
CTIVP® - Principal Blue Chip Growth Class 1 Shares	36,564	(237,584)	(201,020)	5,441	(384,959)	(379,518)

79

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Davis Value	$53,567	$(363,870)	$(310,303)	$83,098	$(575,537)	$(492,439)
Federated Hermes Government Money II Service Shares	131,453	(439,727)	(308,274)	217,703	(858,607)	(640,904)
Federated Hermes High Income Bond II Primary Shares	109,808	(154,026)	(44,218)	31,021	(393,115)	(362,094)
Federated Hermes Kaufmann II Primary Shares	12,384	(176,255)	(163,871)	53,870	(265,340)	(211,470)
Federated Hermes Kaufmann II Service Shares	135,912	(191,400)	(55,488)	83,478	(318,887)	(235,409)
Federated Hermes Managed Volatility II Primary Shares	19,006	(44,751)	(25,745)	1,635	(101,341)	(99,706)
Federated Hermes Managed Volatility II Service Shares	4,570	(38,256)	(33,686)	17,711	(44,063)	(26,352)
Federated Hermes Quality Bond II Primary Shares	-	(56,417)	(56,417)	7,392	(60,708)	(53,316)
Fidelity® VIP Asset Manager Initial Class	123,448	(190,663)	(67,215)	2,540	(157,408)	(154,868)
Fidelity® VIP Asset Manager: Growth Initial Class	-	(11,974)	(11,974)	-	(124,672)	(124,672)
Fidelity® VIP Balanced Initial Class	24,849	(398,007)	(373,158)	153,209	(680,927)	(527,718)
Fidelity® VIP Balanced Service Class 2	-	(11,960)	(11,960)	45,717	(160,418)	(114,701)
Fidelity® VIP Contrafund® Initial Class	34,557	(1,112,217)	(1,077,660)	20,139	(474,502)	(454,363)
Fidelity® VIP Contrafund® Service Class 2	51,157	(865,947)	(814,790)	699,761	(2,184,963)	(1,485,202)
Fidelity® VIP Equity-Income Initial Class	21,147	(492,384)	(471,237)	7,553	(393,962)	(386,409)
Fidelity® VIP Equity-Income Service Class 2	3,634	(504,582)	(500,948)	1,314	(693,805)	(692,491)
Fidelity® VIP Government Money Market Initial Class	338,302	(25,096)	313,206	222,757	(126,925)	95,832
Fidelity® VIP Government Money Market Service Class 2	7,224	(27,882)	(20,658)	2,304	(56,964)	(54,660)
Fidelity® VIP Growth Initial Class	38,663	(1,101,785)	(1,063,122)	142,636	(1,163,143)	(1,020,507)
Fidelity® VIP Growth Service Class 2	21,900	(143,229)	(121,329)	104,935	(741,407)	(636,472)
Fidelity® VIP Growth & Income Initial Class	58,634	(525,597)	(466,963)	147,475	(377,560)	(230,085)
Fidelity® VIP Growth & Income Service Class 2	22,718	(18,192)	4,526	-	(41,472)	(41,472)
Fidelity® VIP Growth Opportunities Initial Class	1,910	(262,006)	(260,096)	45,249	(721,395)	(676,146)
Fidelity® VIP Growth Opportunities Service Class	24,680	(230,898)	(206,218)	86,234	(280,211)	(193,977)
Fidelity® VIP Growth Opportunities Service Class 2	10,640	(9,549)	1,091	35,955	(156,477)	(120,522)
Fidelity® VIP High Income Initial Class	9,371	(85,956)	(76,585)	3,202	(27,359)	(24,157)
Fidelity® VIP High Income Service Class	71	(40,839)	(40,768)	2,134	(34,301)	(32,167)
Fidelity® VIP High Income Service Class 2	18,667	(38,884)	(20,217)	62,233	(134,939)	(72,706)

80

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Fidelity® VIP Index 500 Initial Class	$249,863	$(2,905,658)	$(2,655,795)	$226,910	$(2,575,679)	$(2,348,769)
Fidelity® VIP Index 500 Service Class 2	75,451	(300,133)	(224,682)	66	(190,784)	(190,718)
Fidelity® VIP Investment Grade Bond Initial Class	202,530	(969,925)	(767,395)	131,593	(507,004)	(375,411)
Fidelity® VIP Investment Grade Bond Service Class 2	9,377	(107,925)	(98,548)	80,411	(418,141)	(337,730)
Fidelity® VIP Mid Cap Initial Class	282,461	(766,804)	(484,343)	42,719	(455,397)	(412,678)
Fidelity® VIP Mid Cap Service Class 2	218,972	(873,741)	(654,769)	234,617	(1,317,545)	(1,082,928)
Fidelity® VIP Overseas Initial Class	2,593	(86,542)	(83,949)	20,820	(209,077)	(188,257)
Fidelity® VIP Value Strategies Service Class 2	166,481	(673,826)	(507,345)	332,351	(622,759)	(290,408)
Franklin Income Class 2 Shares	-	(52,567)	(52,567)	-	(50,243)	(50,243)
Franklin Mutual Shares Class 2 Shares	11,594	(236,416)	(224,822)	5,255	(260,352)	(255,097)
Franklin Rising Dividends Class 2 Shares	209	(132,754)	(132,545)	78,270	(303,923)	(225,653)
Franklin Small Cap Value Class 2 Shares	27,311	(129,407)	(102,096)	65,016	(225,561)	(160,545)
Franklin Small-Mid Cap Growth Class 2 Shares	63,350	(706,419)	(643,069)	50,649	(530,867)	(480,218)
Franklin Templeton Developing Markets Class 2 Shares	51,819	(37,090)	14,729	1,893	(144,072)	(142,179)
Franklin Templeton Foreign Class 2 Shares	4,160	(163,448)	(159,288)	5,099	(145,160)	(140,061)
Invesco V.I. American Franchise Series I Shares	-	(100,926)	(100,926)	37,942	(436,818)	(398,876)
Invesco V.I. American Franchise Series II Shares	63	(13,875)	(13,812)	30	(27,380)	(27,350)
Invesco V.I. American Value Series II Shares	555,818	(24,721)	531,097	367,972	(101,046)	266,926
Invesco V.I. Capital Appreciation Series I Shares	112,856	(805,190)	(692,334)	129,336	(604,884)	(475,548)
Invesco V.I. Capital Appreciation Series II Shares	5,278	(33,240)	(27,962)	4,057	(31,312)	(27,255)
Invesco V.I. Comstock Series II Shares	14,557	(214,559)	(200,002)	61,742	(221,890)	(160,148)
Invesco V.I. Conservative Balanced Series I Shares	7,381	(66,707)	(59,326)	8,396	(85,883)	(77,487)
Invesco V.I. Conservative Balanced Series II Shares	-	(15,192)	(15,192)	-	(32,365)	(32,365)
Invesco V.I. Core Equity Series I Shares	228,867	(786,751)	(557,884)	176,787	(784,619)	(607,832)
Invesco V.I. Core Equity Series II Shares	8,251	(124,295)	(116,044)	22,223	(82,234)	(60,011)
Invesco V.I. Discovery Mid Cap Growth Series II Shares	11,934	(28,055)	(16,121)	18,146	(43,424)	(25,278)
Invesco V.I. Equity and Income Series II Shares	157,001	(370,414)	(213,413)	135,057	(520,933)	(385,876)
Invesco V.I. EQV International Equity Series I Shares	1,158	(32,531)	(31,373)	3,503	(81,236)	(77,733)

81

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Invesco V.I. EQV International Equity Series II Shares	$-	$(2,852)	$(2,852)	$-	$(10,390)	$(10,390)
Invesco V.I. Global Series I Shares	193,873	(264,158)	(70,285)	210,917	(701,560)	(490,643)
Invesco V.I. Global Series II Shares	813	(100,629)	(99,816)	270	(126,570)	(126,300)
Invesco V.I. Global Strategic Income Series I Shares	12,705	(289,640)	(276,935)	115,529	(366,436)	(250,907)
Invesco V.I. Global Strategic Income Series II Shares	1,396	(116,015)	(114,619)	10,216	(117,237)	(107,021)
Invesco V.I. Government Securities Series I Shares	430	(32,318)	(31,888)	13,501	(131,900)	(118,399)
Invesco V.I. Government Securities Series II Shares	24,016	(27,593)	(3,577)	7,376	(173,905)	(166,529)
Invesco V.I. Main Street Series I Shares	30,785	(631,291)	(600,506)	22,554	(407,406)	(384,852)
Invesco V.I. Main Street Series II Shares	89,048	(83,692)	5,356	839	(161,111)	(160,272)
Invesco V.I. Main Street Mid Cap Series II Shares	2,230	(31,246)	(29,016)	15,137	(43,229)	(28,092)
Invesco V.I. Main Street Small Cap Series II Shares	-	(6,896)	(6,896)	7,055	(28,498)	(21,443)
Janus Henderson - Balanced Service Shares	1,015	(429,972)	(428,957)	16,428	(370,336)	(353,908)
Janus Henderson - Enterprise Service Shares	-	(75,570)	(75,570)	-	(197,842)	(197,842)
Janus Henderson - Forty Service Shares	-	(8,378)	(8,378)	-	(9,640)	(9,640)
Janus Henderson - Global Research Service Shares	-	(116,034)	(116,034)	2	(127,376)	(127,374)
Janus Henderson - Mid Cap Value Service Shares	566	(1,569)	(1,003)	411	(2,120)	(1,709)
Janus Henderson - Overseas Service Shares	2,009	(119,451)	(117,442)	30,141	(254,980)	(224,839)
Janus Henderson - Research Service Shares	-	(96,266)	(96,266)	43,562	(214,956)	(171,394)
JPMorgan Insurance Trust Core Bond Class 1 Shares	321,875	(429,195)	(107,320)	343,089	(449,743)	(106,654)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	85,868	(253,097)	(167,229)	48,991	(593,560)	(544,569)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	180,169	(374,673)	(194,504)	91,266	(824,755)	(733,489)
MFS® Core Equity Initial Class	-	(5,709)	(5,709)	-	(10,308)	(10,308)
MFS® Growth Initial Class	359,340	(872,150)	(512,810)	177,007	(507,727)	(330,720)
MFS® Growth Service Class	-	(162,425)	(162,425)	-	(114,996)	(114,996)
MFS® Massachusetts Investors Growth Stock Initial Class	-	(4,662)	(4,662)	-	(11,720)	(11,720)
MFS® Massachusetts Investors Growth Stock Service Class	69,404	(164,636)	(95,232)	83,525	(212,207)	(128,682)
MFS® New Discovery Initial Class	15,761	(43,085)	(27,324)	4,109	(58,315)	(54,206)
MFS® New Discovery Service Class	67	(15,812)	(15,745)	29	(54,513)	(54,484)

82

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

MFS® Research Initial Class	$13,081	$(185,583)	$(172,502)	$41,033	$(92,216)	$(51,183)
MFS® Research Service Class	891	(100,924)	(100,033)	47,734	(135,685)	(87,951)
MFS® Total Return Initial Class	1,981	(671,721)	(669,740)	145,967	(1,048,285)	(902,318)
MFS® Total Return Service Class	8,157	(216,875)	(208,718)	736	(649,427)	(648,691)
MFS® Total Return Bond Initial Class	-	(11,675)	(11,675)	-	(11,617)	(11,617)
MFS® Total Return Bond Service Class	38,880	(159,748)	(120,868)	126,573	(134,589)	(8,016)
MFS® Utilities Initial Class	54,972	(615,447)	(560,475)	109,723	(410,948)	(301,225)
MFS® Utilities Service Class	26,333	(141,738)	(115,405)	13,087	(174,367)	(161,280)
MS VIF Global Franchise Class II Shares	13,106	(124,308)	(111,202)	16,834	(138,965)	(122,131)
Putnam VT Diversified Income Class IB Shares	356	(22,312)	(21,956)	18,930	(56,145)	(37,215)
Putnam VT Focused International Equity Class IB Shares	42,345	(35,278)	7,067	7,248	(90,252)	(83,004)
Putnam VT George Putnam Balanced Class IB Shares	177	(45,747)	(45,570)	52,635	(94,826)	(42,191)
Putnam VT Global Health Care Class IB Shares	1,151	(9,427)	(8,276)	116	(26,417)	(26,301)
Putnam VT Government Money Market Class IB Shares	1,072,552	(1,427,047)	(354,495)	1,373,548	(1,343,574)	29,974
Putnam VT Growth Opportunities Class IB Shares	47,768	(222,468)	(174,700)	45,128	(191,506)	(146,378)
Putnam VT Income Class IB Shares	-	(1,567)	(1,567)	24,452	(49,532)	(25,080)
Putnam VT International Equity Class IB Shares	10,113	(42,596)	(32,483)	4,453	(36,390)	(31,937)
Putnam VT Large Cap Value Class IB Shares	163,700	(274,253)	(110,553)	56,731	(483,434)	(426,703)
Putnam VT Multi-Cap Core Class IB Shares	-	(215)	(215)	-	(219)	(219)
Putnam VT Research Class IB Shares	-	(719)	(719)	-	(526)	(526)
Putnam VT Sustainable Leaders Class IB Shares	-	(916)	(916)	-	(47)	(47)
TA Aegon Bond Initial Class	446,468	(2,042,278)	(1,595,810)	398,334	(1,573,771)	(1,175,437)
TA Aegon Bond Service Class	306,471	(1,751,730)	(1,445,259)	755,696	(561,837)	193,859
TA Aegon Core Bond Initial Class	78,671	(184,518)	(105,847)	132,363	(278,415)	(146,052)
TA Aegon High Yield Bond Initial Class	445,500	(1,381,833)	(936,333)	289,808	(1,049,166)	(759,358)
TA Aegon High Yield Bond Service Class	8,731	(65,484)	(56,753)	20,772	(43,487)	(22,715)
TA Aegon Sustainable Equity Income Initial Class	318,520	(1,449,605)	(1,131,085)	326,352	(1,928,110)	(1,601,758)
TA Aegon Sustainable Equity Income Service Class	16,728	(346,577)	(329,849)	123,641	(656,661)	(533,020)

83

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Aegon U.S. Government Securities Initial Class	$2,386,833	$(2,247,905)	$138,928	$458,783	$(1,013,331)	$(554,548)
TA Aegon U.S. Government Securities Service Class	2,425,399	(642,388)	1,783,011	237,090	(1,258,972)	(1,021,882)
TA BlackRock Global Real Estate Securities Initial Class	106,135	(132,829)	(26,694)	11,172	(256,174)	(245,002)
TA BlackRock Global Real Estate Securities Service Class	5,339	(39,348)	(34,009)	3,858	(95,453)	(91,595)
TA BlackRock Government Money Market Initial Class	3,928,367	(3,229,444)	698,923	2,606,465	(2,323,464)	283,001
TA BlackRock Government Money Market Service Class	1,934,649	(2,967,147)	(1,032,498)	5,631,994	(2,592,426)	3,039,568
TA BlackRock iShares Edge 40 Initial Class	77,926	(339,502)	(261,576)	134,226	(456,266)	(322,040)
TA BlackRock iShares Edge 40 Service Class	6,651	(51,294)	(44,643)	48,101	(48,836)	(735)
TA International Focus Initial Class	28,700	(401,429)	(372,729)	91,152	(624,018)	(532,866)
TA International Focus Service Class	3,030	(35,656)	(32,626)	12,678	(128,698)	(116,020)
TA Janus Mid-Cap Growth Initial Class	239,731	(1,054,042)	(814,311)	87,817	(1,380,614)	(1,292,797)
TA Janus Mid-Cap Growth Service Class	8,762	(28,968)	(20,206)	14,405	(48,554)	(34,149)
TA JPMorgan Asset Allocation - Conservative Initial Class	1,057,559	(1,861,304)	(803,745)	176,973	(2,106,395)	(1,929,422)
TA JPMorgan Asset Allocation - Conservative Service Class	164,649	(3,399,948)	(3,235,299)	1,538,569	(4,898,190)	(3,359,621)
TA JPMorgan Asset Allocation - Growth Initial Class	51,902	(1,983,914)	(1,932,012)	13,433	(2,002,715)	(1,989,282)
TA JPMorgan Asset Allocation - Growth Service Class	216,722	(1,307,018)	(1,090,296)	742,675	(2,301,789)	(1,559,114)
TA JPMorgan Asset Allocation - Moderate Initial Class	662,715	(3,827,917)	(3,165,202)	810,895	(5,691,087)	(4,880,192)
TA JPMorgan Asset Allocation - Moderate Service Class	521,444	(7,199,859)	(6,678,415)	995,142	(8,424,341)	(7,429,199)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	372,997	(3,155,994)	(2,782,997)	628,506	(4,803,597)	(4,175,091)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	1,395,939	(14,337,525)	(12,941,586)	1,181,110	(21,822,424)	(20,641,314)
TA JPMorgan Enhanced Index Initial Class	694,591	(1,555,237)	(860,646)	430,464	(2,032,868)	(1,602,404)
TA JPMorgan Enhanced Index Service Class	-	(78,793)	(78,793)	-	(92,173)	(92,173)
TA JPMorgan International Moderate Growth Initial Class	74,663	(50,154)	24,509	485	(9,896)	(9,411)
TA JPMorgan International Moderate Growth Service Class	64,521	(1,098,398)	(1,033,877)	112,726	(955,476)	(842,750)
TA JPMorgan Mid Cap Value Initial Class	73,053	(186,419)	(113,366)	88,217	(208,598)	(120,381)
TA JPMorgan Tactical Allocation Initial Class	2,914	(74,811)	(71,897)	16,426	(239,967)	(223,541)
TA JPMorgan Tactical Allocation Service Class	31,916	(151,016)	(119,100)	50,354	(91,757)	(41,403)

84

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Morgan Stanley Capital Growth Initial Class	$655,166	$(1,417,607)	$(762,441)	$419,220	$(3,310,386)	$(2,891,166)
TA Morgan Stanley Capital Growth Service Class	683,176	(507,165)	176,011	1,016,121	(1,663,169)	(647,048)
TA Multi-Managed Balanced Initial Class	174,442	(644,777)	(470,335)	353,642	(1,149,353)	(795,711)
TA Multi-Managed Balanced Service Class	194,781	(4,058,192)	(3,863,411)	300,303	(2,885,257)	(2,584,954)
TA Small/Mid Cap Value Initial Class	11,692	(231,873)	(220,181)	66,263	(676,109)	(609,846)
TA T. Rowe Price Small Cap Initial Class	31,087	(302,008)	(270,921)	11,933	(524,356)	(512,423)
TA T. Rowe Price Small Cap Service Class	163,678	(19,258)	144,420	3,904	(296,973)	(293,069)
TA TS&W International Equity Initial Class	114,533	(209,771)	(95,238)	36,052	(397,644)	(361,592)
TA TS&W International Equity Service Class	19,326	(64,835)	(45,509)	18,780	(116,756)	(97,976)
TA WMC US Growth Initial Class	444,371	(3,173,729)	(2,729,358)	510,615	(4,600,218)	(4,089,603)
TA WMC US Growth Service Class	341,094	(701,319)	(360,225)	223,332	(1,840,355)	(1,617,023)
Wanger Acorn	143,569	(209,787)	(66,218)	43,832	(373,655)	(329,823)

85

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Growth and Income Class B Shares
12/31/2022	776,247	$3.41	to	$2.98	$2,158,785	1.08%	0.85%	to	2.95%	(5.22	) %	to	(7.15	) %
12/31/2021	860,559	3.60	to	3.21	2,506,746	0.69	0.85	to	2.95	26.76		to	24.18
12/31/2020	1,111,247	2.84	to	2.58	2,594,359	1.34	0.85	to	2.95	1.61		to	(0.46)
12/31/2019	1,094,403	2.80	to	2.60	2,533,706	1.00	0.85	to	2.95	22.57		to	20.07
12/31/2018	1,256,583	2.28	to	2.16	2,385,454	0.74	0.85	to	2.95	(6.64)		to	(8.56)
AB Large Cap Growth Class B Shares
12/31/2022	803,298	4.90	to	18.56	2,132,627	-	0.85	to	2.95	(29.29)		to	(30.73)
12/31/2021	853,726	6.94	to	26.79	3,263,647	-	0.85	to	2.95	27.57		to	24.97
12/31/2020	1,030,747	5.44	to	21.44	3,107,239	-	0.85	to	2.95	34.01		to	31.28
12/31/2019	1,100,717	4.06	to	16.33	2,492,984	-	0.85	to	2.95	33.23		to	30.51
12/31/2018	1,038,987	3.04	to	12.51	1,814,808	-	0.85	to	2.95	1.46		to	(0.63)
AB Sustainable Global Thematic Growth Class B Shares
12/31/2022	513,388	3.29	to	16.86	724,909	-	1.05	to	2.65	(27.92)		to	(29.05)
12/31/2021	594,713	4.56	to	23.77	1,135,084	-	1.05	to	2.65	21.30		to	19.41
12/31/2020	642,848	3.76	to	19.90	1,039,738	0.45	1.05	to	2.65	37.64		to	35.49
12/31/2019	692,982	2.73	to	14.69	811,760	0.16	1.05	to	2.65	28.43		to	26.43
12/31/2018	757,232	2.13	to	11.62	666,930	-	1.05	to	2.65	(10.92)		to	(12.32)
Allspring VT International Equity Class 1 Shares
12/31/2022	238,136	2.04	to	1.29	431,686	4.18	1.25	to	2.50	(12.57)		to	(13.64)
12/31/2021	285,726	2.33	to	1.49	593,155	1.41	1.25	to	2.50	6.06		to	4.77
12/31/2020	327,454	2.20	to	1.42	642,815	2.96	1.25	to	2.50	3.59		to	2.33
12/31/2019	360,720	2.12	to	1.39	685,741	4.19	1.25	to	2.50	14.08		to	12.68
12/31/2018	419,578	1.86	to	1.23	703,436	11.73	1.25	to	2.50	(17.89)		to	(18.90)
Allspring VT International Equity Class 2 Shares
12/31/2022	12,114	2.24	to	10.11	25,519	3.45	1.05	to	2.50	(12.80)		to	(14.03)
12/31/2021	14,914	2.57	to	11.77	36,173	1.08	1.05	to	2.50	5.76		to	4.26
12/31/2020	15,596	2.43	to	11.28	35,853	2.61	1.05	to	2.50	3.84		to	2.37
12/31/2019	26,007	2.34	to	11.02	57,959	3.74	1.05	to	2.50	14.29		to	12.67
12/31/2018	26,008	2.05	to	9.78	50,822	10.76	1.05	to	2.50	(18.14)		to	(19.31)
Allspring VT Omega Growth Class 1 Shares
12/31/2022	229,861	3.91	to	2.30	945,784	-	1.25	to	2.50	(37.82)		to	(38.58)
12/31/2021	268,199	6.29	to	3.75	1,750,141	-	1.25	to	2.50	13.85		to	12.46
12/31/2020	325,936	5.52	to	3.34	1,870,182	-	1.25	to	2.50	41.64		to	39.91
12/31/2019	370,534	3.90	to	2.38	1,491,632	-	1.25	to	2.50	35.70		to	34.04
12/31/2018	418,500	2.87	to	1.78	1,241,285	-	1.25	to	2.50	(0.73)		to	(1.95)
Allspring VT Omega Growth Class 2 Shares
12/31/2022	32,634	5.59	to	16.27	168,817	-	1.05	to	2.50	(37.85)		to	(38.73)
12/31/2021	41,559	9.00	to	26.55	346,827	-	1.05	to	2.50	13.78		to	12.17
12/31/2020	43,543	7.91	to	23.67	320,710	-	1.05	to	2.50	41.70		to	39.70
12/31/2019	45,640	5.58	to	16.94	238,228	-	1.05	to	2.50	35.62		to	33.70
12/31/2018	50,621	4.12	to	12.67	195,903	-	1.05	to	2.50	(0.77)		to	(2.18)
Allspring VT Opportunity Class 1 Shares
12/31/2022	449,435	3.00	to	2.61	1,310,221	-	1.25	to	2.50	(21.59)		to	(22.54)
12/31/2021	491,012	3.82	to	3.37	1,830,364	0.25	1.25	to	2.50	23.52		to	22.02
12/31/2020	570,935	3.09	to	2.76	1,727,970	0.71	1.25	to	2.50	19.83		to	18.37
12/31/2019	631,247	2.58	to	2.33	1,598,532	0.56	1.25	to	2.50	30.18		to	28.60
12/31/2018	710,636	1.98	to	1.81	1,385,359	0.44	1.25	to	2.50	(8.08)		to	(9.21)

86

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Allspring VT Opportunity Class 2 Shares
12/31/2022	33,129	$2.98	to	$14.88	$94,309	-%	1.05%	to	2.50%	(21.63	) %	to	(22.74	) %
12/31/2021	36,202	3.80	to	19.26	132,082	0.04	1.05	to	2.50	23.48		to	21.74
12/31/2020	38,127	3.08	to	15.82	113,104	0.43	1.05	to	2.50	19.75		to	18.05
12/31/2019	41,732	2.57	to	13.40	103,795	0.21	1.05	to	2.50	30.10		to	28.26
12/31/2018	81,187	1.98	to	10.45	156,593	0.19	1.05	to	2.50	(8.12)		to	(9.42)

Allspring VT Small Cap Growth Class 1 Shares
12/31/2022	409,118	3.19	to	2.09	1,237,821	-	1.25	to	2.50	(35.11)		to	(35.90)
12/31/2021	468,202	4.92	to	3.26	2,186,457	-	1.25	to	2.50	6.60		to	5.30
12/31/2020	502,137	4.62	to	3.10	2,200,830	-	1.25	to	2.50	56.15		to	54.24
12/31/2019	533,305	2.96	to	2.01	1,497,167	-	1.25	to	2.50	23.76		to	22.25
12/31/2018	593,133	2.39	to	1.64	1,345,373	-	1.25	to	2.50	0.21		to	(1.02)

Allspring VT Small Cap Growth Class 2 Shares
12/31/2022	34,631	3.05	to	15.08	102,402	-	1.05	to	2.50	(35.10)		to	(36.02)
12/31/2021	36,379	4.69	to	23.57	166,191	-	1.05	to	2.50	6.52		to	5.01
12/31/2020	39,390	4.41	to	22.44	169,560	-	1.05	to	2.50	56.15		to	53.94
12/31/2019	43,343	2.82	to	14.58	119,814	-	1.05	to	2.50	23.53		to	21.78
12/31/2018	40,862	2.28	to	11.97	91,492	-	1.05	to	2.50	0.25		to	(1.18)

BNY Mellon Stock Index Initial Shares
12/31/2022	370,487	4.14	to	3.50	1,501,151	1.33	1.25	to	2.50	(19.32)		to	(20.31)
12/31/2021	397,057	5.13	to	4.39	1,994,787	1.13	1.25	to	2.50	26.83		to	25.28
12/31/2020	476,795	4.05	to	3.50	1,893,906	1.58	1.25	to	2.50	16.55		to	15.13
12/31/2019	503,367	3.47	to	3.04	1,715,912	1.67	1.25	to	2.50	29.56		to	27.98
12/31/2018	606,500	2.68	to	2.38	1,594,178	1.64	1.25	to	2.50	(5.82)		to	(6.97)

BNY Mellon Stock Index Service Shares
12/31/2022	7,193	3.69	to	2.85	20,479	1.10	1.25	to	2.50	(19.53)		to	(20.51)
12/31/2021	6,286	4.59	to	3.58	22,515	0.81	1.25	to	2.50	26.54		to	24.99
12/31/2020	6,700	3.63	to	2.87	19,199	1.31	1.25	to	2.50	16.26		to	14.84
12/31/2019	7,217	3.12	to	2.50	18,009	1.45	1.25	to	2.50	29.23		to	27.65
12/31/2018	7,989	2.41	to	1.95	15,616	1.39	1.25	to	2.50	(6.04)		to	(7.19)

BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2022	99,304	1.93	to	15.21	191,582	0.52	1.40	to	2.65	(23.94)		to	(24.86)
12/31/2021	90,555	2.54	to	20.24	229,679	0.76	1.40	to	2.65	25.24		to	23.72
12/31/2020	97,939	2.03	to	16.36	198,340	1.29	1.40	to	2.65	22.43		to	20.94
12/31/2019	160,241	1.65	to	13.53	265,056	1.43	1.40	to	2.65	32.50		to	30.89
12/31/2018	160,813	1.25	to	10.34	200,750	1.74	1.40	to	2.65	(5.73)		to	(6.88)

BNY Mellon VIF Appreciation Initial Shares
12/31/2022	433,645	4.42	to	17.62	1,917,574	0.66	1.40	to	2.65	(19.19)		to	(20.18)
12/31/2021	475,862	5.47	to	22.07	2,604,111	0.44	1.40	to	2.65	25.38		to	23.85
12/31/2020	512,061	4.36	to	17.82	2,233,121	0.79	1.40	to	2.65	21.98		to	20.50
12/31/2019	542,656	3.58	to	14.79	1,940,214	1.16	1.40	to	2.65	34.22		to	32.58
12/31/2018	572,941	2.67	to	11.16	1,526,328	1.25	1.40	to	2.65	(8.15)		to	(9.27)

BNY Mellon VIF Government Money Market
12/31/2022	784,593	1.08	to	0.72	824,876	1.23	1.25	to	2.50	0.02		to	(1.20)
12/31/2021	849,145	1.08	to	0.73	893,513	0.01	1.25	to	2.50	(1.23)		to	(2.43)
12/31/2020	1,013,958	1.09	to	0.75	1,079,879	0.22	1.25	to	2.50	(1.03)		to	(2.23)
12/31/2019	1,045,167	1.10	to	0.76	1,125,470	1.63	1.25	to	2.50	0.41		to	(0.82)
12/31/2018	855,295	1.10	to	0.77	919,678	1.25	1.25	to	2.50	0.03		to	(1.20)

BNY Mellon VIF Growth and Income Initial Shares
12/31/2022	232,577	3.74	to	16.56	870,067	0.79	1.40	to	2.65	(15.99)		to	(17.01)
12/31/2021	250,827	4.45	to	19.96	1,116,956	0.47	1.40	to	2.65	23.90		to	22.39
12/31/2020	286,523	3.59	to	16.31	1,029,826	0.77	1.40	to	2.65	22.91		to	21.42
12/31/2019	286,292	2.92	to	13.43	837,177	1.07	1.40	to	2.65	27.34		to	25.79
12/31/2018	299,742	2.30	to	10.68	688,328	0.79	1.40	to	2.65	(6.01)		to	(7.16)

87

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2022	493,145	$2.58	to	$12.00	$1,275,298	-%	1.40%	to	2.65%	(17.77	) %	to	(18.77	) %
12/31/2021	532,421	3.14	to	14.77	1,674,329	0.11	1.40	to	2.65	14.85		to	13.46
12/31/2020	555,874	2.73	to	13.02	1,522,102	0.65	1.40	to	2.65	18.24		to	16.80
12/31/2019	579,485	2.31	to	11.15	1,342,003	-	1.40	to	2.65	20.10		to	18.63
12/31/2018	666,795	1.92	to	9.40	1,289,621	-	1.40	to	2.65	(20.20)		to	(21.18)

Columbia - Dividend Opportunity Class 1 Shares
12/31/2022	345,561	2.30	to	14.51	816,353	-	1.05	to	2.50	(2.14)		to	(3.52)
12/31/2021	364,669	2.35	to	15.04	892,198	-	1.05	to	2.50	24.85		to	23.09
12/31/2020	384,921	1.88	to	12.22	759,645	-	1.05	to	2.50	0.10		to	(1.32)
12/31/2019	466,297	1.88	to	12.38	916,739	-	1.05	to	2.50	22.78		to	21.04
12/31/2018	488,730	1.53	to	10.23	790,315	-	1.05	to	2.50	(6.72)		to	(8.04)

Columbia - Income Opportunity Class 1 Shares
12/31/2022	898,151	1.25	to	1.09	1,084,860	5.35	1.05	to	2.50	(10.95)		to	(12.20)
12/31/2021	958,319	1.40	to	1.24	1,303,953	9.15	1.05	to	2.50	3.41		to	1.95
12/31/2020	1,025,977	1.35	to	1.21	1,354,605	4.78	1.05	to	2.50	4.80		to	3.31
12/31/2019	1,142,646	1.29	to	1.17	1,444,680	5.12	1.05	to	2.50	15.26		to	13.63
12/31/2018	1,275,642	1.12	to	1.03	1,403,501	4.91	1.05	to	2.50	(4.76)		to	(6.12)

Columbia - Large Cap Growth Class 1 Shares
12/31/2022	1,614,269	1.94	to	1.77	3,057,565	-	1.05	to	2.50	(32.10)		to	(33.06)
12/31/2021	1,659,549	2.86	to	2.64	4,648,354	-	1.05	to	2.50	27.39		to	25.59
12/31/2020	1,910,999	2.25	to	2.10	4,217,777	-	1.05	to	2.50	33.34		to	31.45
12/31/2019	2,227,860	1.68	to	1.60	3,702,606	-	1.05	to	2.50	34.49		to	32.59
12/31/2018	2,504,104	1.25	to	1.21	3,105,551	-	1.05	to	2.50	(4.94)		to	(6.30)

Columbia - Overseas Core Class 2 Shares
12/31/2022	1,011,551	1.21	to	1.10	1,187,323	0.77	1.05	to	2.50	(15.79)		to	(16.97)
12/31/2021	1,037,491	1.43	to	1.32	1,460,494	1.10	1.05	to	2.50	8.60		to	7.07
12/31/2020	1,149,888	1.32	to	1.24	1,495,377	1.45	1.05	to	2.50	7.69		to	6.17
12/31/2019	1,377,826	1.23	to	1.16	1,669,865	1.82	1.05	to	2.50	23.85		to	22.10
12/31/2018	1,563,951	0.99	to	0.95	1,534,709	2.54	1.05	to	2.50	(17.68)		to	(18.85)

Columbia - Select Mid Cap Growth Class 1 Shares
12/31/2022	453,707	2.19	to	1.91	958,786	-	1.05	to	2.50	(31.55)		to	(32.52)
12/31/2021	470,769	3.21	to	2.83	1,458,449	-	1.05	to	2.50	15.36		to	13.73
12/31/2020	492,115	2.78	to	2.49	1,326,684	-	1.05	to	2.50	34.02		to	32.12
12/31/2019	574,882	2.07	to	1.89	1,161,640	-	1.05	to	2.50	33.78		to	31.88
12/31/2018	654,753	1.55	to	1.43	992,649	-	1.05	to	2.50	(5.77)		to	(7.11)

Columbia - Select Mid Cap Value Class 1 Shares
12/31/2022	77,928	2.46	to	14.16	196,886	-	1.05	to	2.50	(10.38)		to	(11.64)
12/31/2021	93,830	2.74	to	16.02	272,455	-	1.05	to	2.50	30.95		to	29.10
12/31/2020	125,461	2.10	to	12.41	274,450	-	1.05	to	2.50	6.36		to	4.86
12/31/2019	143,411	1.97	to	11.84	273,365	-	1.05	to	2.50	30.26		to	28.42
12/31/2018	304,570	1.51	to	9.22	450,057	-	1.05	to	2.50	(14.20)		to	(15.42)

Columbia - Small Cap Value Class 1 Shares
12/31/2022	208,127	5.21	to	1.52	783,539	0.74	1.05	to	2.50	(9.64)		to	(10.92)
12/31/2021	234,137	5.77	to	1.70	971,018	0.67	1.05	to	2.50	27.85		to	26.04
12/31/2020	266,687	4.51	to	1.35	860,898	0.62	1.05	to	2.50	7.67		to	6.14
12/31/2019	283,132	4.19	to	1.27	854,251	0.55	1.05	to	2.50	20.08		to	18.38
12/31/2018	337,875	3.49	to	1.07	876,836	0.40	1.05	to	2.50	(18.87)		to	(20.02)

Columbia - Small Company Growth Class 1 Shares
12/31/2022	5,904	2.74	to	16.29	20,616	-	1.05	to	2.50	(36.43)		to	(37.33)
12/31/2021	6,640	4.31	to	26.00	38,281	-	1.05	to	2.50	(3.91)		to	(5.27)
12/31/2020	8,738	4.49	to	27.45	49,961	-	1.05	to	2.50	69.35		to	66.96
12/31/2019	8,785	2.65	to	16.44	30,196	-	1.05	to	2.50	39.23		to	37.27
12/31/2018	8,840	1.90	to	11.98	22,274	-	1.05	to	2.50	(2.78)		to	(4.16)

88

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Columbia - Strategic Income Class 1 Shares
12/31/2022	274,217	$2.10	to	$9.72	$522,656	2.90%	1.05%	to	2.50%	(12.29	) %	to	(13.53	) %
12/31/2021	330,561	2.39	to	11.25	731,576	5.44	1.05	to	2.50	1.03		to	(0.40)
12/31/2020	355,811	2.37	to	11.29	780,640	3.57	1.05	to	2.50	5.71		to	4.21
12/31/2019	391,289	2.24	to	10.84	798,329	3.80	1.05	to	2.50	9.23		to	7.68
12/31/2018	468,394	2.05	to	10.06	870,655	3.20	1.05	to	2.50	(1.43)		to	(2.83)

CTIVP® - Principal Blue Chip Growth Class 1 Shares
12/31/2022	1,364,830	1.90	to	1.73	2,541,607	-	1.05	to	2.50	(28.75)		to	(29.76)
12/31/2021	1,460,926	2.67	to	2.46	3,828,722	-	1.05	to	2.50	17.34		to	15.68
12/31/2020	1,613,885	2.27	to	2.13	3,615,329	-	1.05	to	2.50	30.56		to	28.72
12/31/2019	1,866,355	1.74	to	1.65	3,216,635	-	1.05	to	2.50	30.39		to	28.54
12/31/2018	2,077,860	1.34	to	1.29	2,753,683	-	1.05	to	2.50	(3.42)		to	(4.79)

Davis Value
12/31/2022	1,050,834	3.41	to	2.20	2,656,898	1.21	1.05	to	2.50	(20.96)		to	(22.08)
12/31/2021	1,165,845	4.31	to	2.83	3,746,669	0.57	1.05	to	2.50	16.63		to	14.98
12/31/2020	1,332,711	3.70	to	2.46	3,663,319	0.70	1.05	to	2.50	10.56		to	9.00
12/31/2019	1,686,111	3.35	to	2.26	4,164,271	1.59	1.05	to	2.50	29.80		to	27.97
12/31/2018	1,814,786	2.58	to	1.76	3,459,171	0.84	1.05	to	2.50	(14.51)		to	(15.72)

Federated Hermes Government Money II Service Shares
12/31/2022	3,287,841	1.00	to	8.94	3,053,007	1.12	1.05	to	2.65	0.11		to	(1.45)
12/31/2021	3,621,544	1.00	to	9.07	3,370,633	-	1.05	to	2.65	(1.04)		to	(2.58)
12/31/2020	4,306,880	1.01	to	9.31	4,065,950	0.17	1.05	to	2.65	(0.84)		to	(2.38)
12/31/2019	3,362,394	1.02	to	9.54	3,209,828	1.62	1.05	to	2.65	0.59		to	(0.98)
12/31/2018	3,289,729	1.01	to	9.63	3,146,835	1.25	1.05	to	2.65	0.19		to	(1.38)

Federated Hermes High Income Bond II Primary Shares
12/31/2022	633,339	2.62	to	9.93	1,570,874	5.37	1.05	to	2.65	(12.69)		to	(14.05)
12/31/2021	651,983	3.00	to	11.55	1,857,360	4.97	1.05	to	2.65	3.76		to	2.14
12/31/2020	781,213	2.89	to	11.31	2,154,255	5.90	1.05	to	2.65	4.49		to	2.86
12/31/2019	815,281	2.77	to	10.99	2,158,062	6.14	1.05	to	2.65	13.35		to	11.59
12/31/2018	876,005	2.44	to	9.85	2,053,595	8.15	1.05	to	2.65	(4.30)		to	(5.80)

Federated Hermes Kaufmann II Primary Shares
12/31/2022	321,466	4.90	to	2.56	1,370,323	-	1.05	to	2.50	(30.82)		to	(31.80)
12/31/2021	356,018	7.08	to	3.75	2,206,386	-	1.05	to	2.50	1.44		to	0.01
12/31/2020	390,085	6.98	to	3.75	2,393,507	-	1.05	to	2.50	27.46		to	25.65
12/31/2019	435,250	5.48	to	2.99	2,112,262	-	1.05	to	2.50	32.43		to	30.56
12/31/2018	542,733	4.14	to	2.29	2,044,532	-	1.05	to	2.50	2.76		to	1.29

Federated Hermes Kaufmann II Service Shares
12/31/2022	363,781	3.43	to	13.66	1,203,603	-	1.05	to	2.50	(30.98)		to	(31.96)
12/31/2021	380,725	4.96	to	20.08	1,827,772	-	1.05	to	2.50	1.20		to	(0.23)
12/31/2020	428,890	4.90	to	20.13	2,037,342	-	1.05	to	2.50	27.15		to	25.35
12/31/2019	529,623	3.86	to	16.06	1,983,324	-	1.05	to	2.50	32.13		to	30.26
12/31/2018	668,470	2.92	to	12.33	1,897,970	-	1.05	to	2.50	2.49		to	1.03

Federated Hermes Managed Volatility II Primary Shares
12/31/2022	342,609	1.93	to	11.38	680,126	1.87	1.05	to	2.65	(14.65)		to	(15.98)
12/31/2021	354,525	2.26	to	13.54	826,804	1.79	1.05	to	2.65	17.28		to	15.45
12/31/2020	402,180	1.93	to	11.73	797,437	2.61	1.05	to	2.65	(0.12)		to	(1.67)
12/31/2019	454,035	1.93	to	11.93	899,649	2.09	1.05	to	2.65	18.98		to	17.12
12/31/2018	511,177	1.62	to	10.19	848,654	1.87	1.05	to	2.65	(9.45)		to	(10.87)

Federated Hermes Managed Volatility II Service Shares
12/31/2022	274,187	1.08	to	10.17	294,392	-	1.05	to	2.50	(14.89)		to	(16.09)
12/31/2021	304,573	1.27	to	12.11	384,868	1.57	1.05	to	2.50	17.03		to	15.37
12/31/2020	326,762	1.09	to	10.50	353,494	2.04	1.05	to	2.50	(0.34)		to	(1.75)
12/31/2019	367,141	1.09	to	10.69	399,188	2.10	1.05	to	2.50	18.67		to	16.99
12/31/2018(1)	484,328	0.92	to	9.14	444,507	-	1.05	to	2.50	-		to	-

89

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Federated Hermes Quality Bond II Primary Shares
12/31/2022	59,349	$1.54	to	$9.43	$93,215	2.83%	1.05%	to	2.50%	(10.22	) %	to	(11.48	) %
12/31/2021	95,476	1.72	to	10.65	166,733	2.61	1.05	to	2.50	(2.42)		to	(3.80)
12/31/2020	126,380	1.76	to	11.07	225,676	2.76	1.05	to	2.50	7.00		to	5.48
12/31/2019	153,263	1.65	to	10.49	259,100	2.91	1.05	to	2.50	8.31		to	6.77
12/31/2018	169,376	1.52	to	9.83	266,261	3.06	1.05	to	2.50	(1.63)		to	(3.03)

Fidelity® VIP Asset Manager Initial Class
12/31/2022	319,012	2.25	to	1.19	924,565	2.10	1.15	to	3.85	(15.90)		to	(18.09)
12/31/2021	337,969	2.67	to	1.46	1,171,414	1.54	1.15	to	3.85	8.67		to	5.84
12/31/2020	383,693	2.46	to	1.37	1,226,885	1.52	1.15	to	3.85	13.56		to	10.61
12/31/2019	398,343	2.17	to	1.24	1,123,600	1.74	1.15	to	3.85	16.90		to	13.87
12/31/2018	433,807	1.85	to	1.09	1,049,082	1.54	1.15	to	3.85	(6.43)		to	(8.88)

Fidelity® VIP Asset Manager: Growth Initial Class
12/31/2022	145,555	2.17	to	1.14	445,515	1.83	1.15	to	3.85	(17.82)		to	(19.96)
12/31/2021	149,185	2.64	to	1.43	556,420	1.35	1.15	to	3.85	12.67		to	9.74
12/31/2020	184,456	2.35	to	1.30	611,843	1.05	1.15	to	3.85	15.93		to	12.92
12/31/2019	212,161	2.02	to	1.15	607,887	1.48	1.15	to	3.85	21.43		to	18.27
12/31/2018	240,873	1.67	to	0.97	570,029	1.44	1.15	to	3.85	(8.70)		to	(11.09)

Fidelity® VIP Balanced Initial Class
12/31/2022	544,302	3.01	to	1.66	2,126,544	1.22	1.15	to	3.85	(18.87)		to	(20.98)
12/31/2021	634,822	3.71	to	2.11	3,057,938	0.90	1.15	to	3.85	16.92		to	13.88
12/31/2020	754,599	3.17	to	1.85	3,111,589	1.43	1.15	to	3.85	21.00		to	17.85
12/31/2019	876,239	2.62	to	1.57	2,990,760	1.70	1.15	to	3.85	23.09		to	19.89
12/31/2018	978,346	2.13	to	1.31	2,715,920	1.41	1.15	to	3.85	(5.32)		to	(7.79)

Fidelity® VIP Balanced Service Class 2
12/31/2022	116,123	3.14	to	2.42	316,845	1.04	1.25	to	2.50	(19.20)		to	(20.18)
12/31/2021	120,245	3.89	to	3.03	406,677	0.68	1.25	to	2.50	16.54		to	15.11
12/31/2020	156,039	3.34	to	2.64	453,094	1.27	1.25	to	2.50	20.62		to	19.15
12/31/2019	159,130	2.77	to	2.21	383,438	1.57	1.25	to	2.50	22.58		to	21.09
12/31/2018	164,931	2.26	to	1.83	324,466	1.29	1.25	to	2.50	(5.63)		to	(6.79)

Fidelity® VIP Contrafund® Initial Class
12/31/2022	981,297	4.66	to	2.46	7,222,451	0.49	1.15	to	3.85	(27.15)		to	(29.04)
12/31/2021	1,114,031	6.40	to	3.47	11,244,241	0.06	1.15	to	3.85	26.38		to	23.10
12/31/2020	1,163,986	5.06	to	2.82	9,313,072	0.25	1.15	to	3.85	29.08		to	25.73
12/31/2019	1,333,975	3.92	to	2.24	8,277,004	0.45	1.15	to	3.85	30.08		to	26.70
12/31/2018	1,497,484	3.01	to	1.77	7,175,807	0.70	1.15	to	3.85	(7.45)		to	(9.87)

Fidelity® VIP Contrafund® Service Class 2
12/31/2022	2,046,414	4.29	to	2.43	7,009,316	0.26	0.85	to	2.95	(27.11)		to	(28.59)
12/31/2021	2,266,767	5.89	to	3.40	10,713,245	0.03	0.85	to	2.95	26.44		to	23.86
12/31/2020	2,611,959	4.66	to	2.74	9,880,113	0.08	0.85	to	2.95	29.14		to	26.50
12/31/2019	3,168,296	3.61	to	2.17	9,447,744	0.21	0.85	to	2.95	30.17		to	27.51
12/31/2018	4,242,951	2.77	to	1.70	9,688,903	0.43	0.85	to	2.95	(7.43)		to	(9.33)

Fidelity® VIP Equity-Income Initial Class
12/31/2022	717,168	3.24	to	1.82	3,305,286	1.80	1.15	to	3.85	(6.04)		to	(8.47)
12/31/2021	813,250	3.45	to	1.99	4,020,258	1.86	1.15	to	3.85	23.47		to	20.27
12/31/2020	897,970	2.80	to	1.65	3,599,767	1.80	1.15	to	3.85	5.48		to	2.74
12/31/2019	985,169	2.65	to	1.61	3,751,895	1.96	1.15	to	3.85	25.99		to	22.72
12/31/2018	1,134,464	2.10	to	1.31	3,432,724	2.21	1.15	to	3.85	(9.34)		to	(11.71)

Fidelity® VIP Equity-Income Service Class 2
12/31/2022	1,900,631	3.12	to	2.28	5,650,072	1.69	0.85	to	2.95	(6.04)		to	(7.96)
12/31/2021	2,068,225	3.32	to	2.48	6,579,146	1.62	0.85	to	2.95	23.56		to	21.04
12/31/2020	2,303,115	2.69	to	2.05	5,962,177	1.59	0.85	to	2.95	5.54		to	3.39
12/31/2019	2,630,067	2.55	to	1.98	6,497,564	1.77	0.85	to	2.95	26.04		to	23.47
12/31/2018	3,118,664	2.02	to	1.60	6,143,216	2.03	0.85	to	2.95	(9.31)		to	(11.17)

90

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Fidelity® VIP Government Money Market Initial Class
12/31/2022	646,362	$1.15	to	$0.61	$785,000	1.60%	1.15%	to	3.85%	0.29%	to	(2.31	) %
12/31/2021	389,779	1.14	to	0.63	470,246	0.01	1.15	to	3.85	(1.13)	to	(3.70)
12/31/2020	313,256	1.16	to	0.65	380,772	0.31	1.15	to	3.85	(0.82)	to	(3.40)
12/31/2019	258,222	1.16	to	0.67	319,050	1.99	1.15	to	3.85	0.86	to	(1.77)
12/31/2018	228,502	1.15	to	0.69	279,350	1.68	1.15	to	3.85	0.49	to	(2.14)

Fidelity® VIP Government Money Market Service Class 2
12/31/2022	211,188	1.02	to	0.83	210,246	1.23	1.25	to	2.50	0.02	to	(1.20)
12/31/2021	232,271	1.02	to	0.84	231,154	0.01	1.25	to	2.50	(1.23)	to	(2.43)
12/31/2020	286,723	1.03	to	0.86	289,196	0.25	1.25	to	2.50	(1.00)	to	(2.21)
12/31/2019	304,498	1.04	to	0.88	310,624	1.77	1.25	to	2.50	0.51	to	(0.72)
12/31/2018	368,036	1.04	to	0.88	373,954	1.38	1.25	to	2.50	0.14	to	(1.09)

Fidelity® VIP Growth Initial Class
12/31/2022	860,701	3.80	to	1.89	5,551,816	0.62	1.15	to	3.85	(25.31)	to	(27.25)
12/31/2021	1,012,162	5.08	to	2.60	8,722,736	-	1.15	to	3.85	21.81	to	18.65
12/31/2020	1,141,247	4.17	to	2.19	8,095,914	0.08	1.15	to	3.85	42.26	to	38.56
12/31/2019	1,288,065	2.93	to	1.58	6,438,278	0.26	1.15	to	3.85	32.79	to	29.33
12/31/2018	1,416,050	2.21	to	1.22	5,330,203	0.24	1.15	to	3.85	(1.31)	to	(3.89)

Fidelity® VIP Growth Service Class 2
12/31/2022	699,165	4.73	to	19.81	2,201,483	0.35	0.85	to	2.95	(25.28)	to	(26.80)
12/31/2021	730,905	6.33	to	27.07	3,106,013	-	0.85	to	2.95	21.87	to	19.38
12/31/2020	884,798	5.19	to	22.67	3,149,653	0.04	0.85	to	2.95	42.34	to	39.44
12/31/2019	948,442	3.65	to	16.26	2,390,021	0.06	0.85	to	2.95	32.85	to	30.14
12/31/2018	1,037,750	2.74	to	12.49	1,980,350	0.04	0.85	to	2.95	(1.28)	to	(3.30)

Fidelity® VIP Growth & Income Initial Class
12/31/2022	574,476	3.25	to	1.74	2,791,123	1.55	1.15	to	3.85	(6.03)	to	(8.47)
12/31/2021	662,390	3.46	to	1.90	3,461,118	2.38	1.15	to	3.85	24.52	to	21.28
12/31/2020	709,886	2.78	to	1.57	2,985,573	2.07	1.15	to	3.85	6.62	to	3.85
12/31/2019	831,427	2.60	to	1.51	3,265,396	3.56	1.15	to	3.85	28.57	to	25.23
12/31/2018	977,106	2.02	to	1.21	3,009,071	0.34	1.15	to	3.85	(10.02)	to	(12.38)

Fidelity® VIP Growth & Income Service Class 2
12/31/2022	111,851	3.51	to	2.71	325,098	1.51	1.25	to	2.50	(6.34)	to	(7.48)
12/31/2021	109,674	3.75	to	2.92	341,097	2.19	1.25	to	2.50	24.09	to	22.58
12/31/2020	124,426	3.02	to	2.39	312,219	1.94	1.25	to	2.50	6.27	to	4.97
12/31/2019	132,087	2.84	to	2.27	312,059	3.41	1.25	to	2.50	28.08	to	26.52
12/31/2018	140,675	2.22	to	1.80	259,726	0.19	1.25	to	2.50	(10.32)	to	(11.42)

Fidelity® VIP Growth Opportunities Initial Class
12/31/2022	443,458	3.45	to	1.90	2,240,256	-	1.15	to	3.85	(38.85)	to	(40.44)
12/31/2021	487,969	5.65	to	3.20	4,035,230	-	1.15	to	3.85	10.67	to	7.79
12/31/2020	572,924	5.10	to	2.97	4,287,046	0.01	1.15	to	3.85	66.74	to	62.42
12/31/2019	623,329	3.06	to	1.83	2,804,704	0.15	1.15	to	3.85	39.24	to	35.62
12/31/2018	705,050	2.20	to	1.35	2,285,044	0.12	1.15	to	3.85	11.17	to	8.27

Fidelity® VIP Growth Opportunities Service Class
12/31/2022	294,454	5.07	to	5.64	1,433,446	-	1.25	to	2.50	(38.98)	to	(39.72)
12/31/2021	332,185	8.31	to	9.36	2,660,973	-	1.25	to	2.50	10.45	to	9.10
12/31/2020	358,115	7.52	to	8.58	2,595,903	0.01	1.25	to	2.50	66.42	to	64.39
12/31/2019	381,672	4.52	to	5.22	1,665,433	0.05	1.25	to	2.50	38.96	to	37.27
12/31/2018	400,659	3.25	to	3.80	1,263,257	0.12	1.25	to	2.50	10.95	to	9.59

Fidelity® VIP Growth Opportunities Service Class 2
12/31/2022	135,610	5.82	to	20.38	531,929	-	1.05	to	2.95	(38.96)	to	(40.08)
12/31/2021	135,133	9.54	to	34.02	872,431	-	1.05	to	2.95	10.51	to	8.47
12/31/2020	157,196	8.63	to	31.36	910,039	-	1.05	to	2.95	66.48	to	63.42
12/31/2019	156,432	5.19	to	19.19	544,312	-	1.05	to	2.95	39.03	to	36.47
12/31/2018	201,257	3.73	to	14.06	494,248	0.09	1.05	to	2.95	11.04	to	8.98

91

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Fidelity® VIP High Income Initial Class
12/31/2022	402,846	$1.74	to	$0.98	$792,472	4.87%	1.15%	to	3.85%	(12.38	) %	to	(14.66	) %
12/31/2021	441,389	1.99	to	1.15	991,863	5.33	1.15	to	3.85	3.22		to	0.54
12/31/2020	452,174	1.93	to	1.14	986,326	4.96	1.15	to	3.85	1.58		to	(1.06)
12/31/2019	494,041	1.90	to	1.16	1,062,657	5.09	1.15	to	3.85	13.80		to	10.84
12/31/2018	542,895	1.67	to	1.04	1,027,113	5.36	1.15	to	3.85	(4.39)		to	(6.89)

Fidelity® VIP High Income Service Class
12/31/2022	253,903	1.96	to	1.03	546,603	4.95	1.25	to	2.50	(12.65)		to	(13.71)
12/31/2021	272,039	2.24	to	1.19	671,179	5.20	1.25	to	2.50	3.21		to	1.95
12/31/2020	285,145	2.17	to	1.17	683,206	4.82	1.25	to	2.50	1.38		to	0.15
12/31/2019	327,736	2.14	to	1.16	775,483	5.06	1.25	to	2.50	13.50		to	12.12
12/31/2018	358,634	1.88	to	1.04	750,456	5.46	1.25	to	2.50	(4.80)		to	(5.96)

Fidelity® VIP High Income Service Class 2
12/31/2022	137,710	2.21	to	1.77	252,623	5.01	1.05	to	2.50	(12.59)		to	(13.82)
12/31/2021	144,101	2.53	to	2.06	311,982	4.77	1.05	to	2.50	3.21		to	1.75
12/31/2020	178,281	2.45	to	2.02	375,085	5.03	1.05	to	2.50	1.36		to	(0.08)
12/31/2019	199,931	2.42	to	2.03	414,085	5.07	1.05	to	2.50	13.58		to	11.97
12/31/2018	217,670	2.13	to	1.81	394,573	5.39	1.05	to	2.50	(4.63)		to	(5.99)

Fidelity® VIP Index 500 Initial Class
12/31/2022	2,833,079	3.42	to	1.79	15,282,474	1.43	1.15	to	3.85	(19.14)		to	(21.24)
12/31/2021	3,275,382	4.23	to	2.27	21,929,910	1.23	1.15	to	3.85	27.12		to	23.81
12/31/2020	3,653,206	3.33	to	1.83	19,306,303	1.71	1.15	to	3.85	16.90		to	13.86
12/31/2019	4,123,013	2.85	to	1.61	18,849,710	1.94	1.15	to	3.85	29.86		to	26.48
12/31/2018	4,587,581	2.19	to	1.27	16,120,590	1.81	1.15	to	3.85	(5.58)		to	(8.05)

Fidelity® VIP Index 500 Service Class 2
12/31/2022	301,695	4.72	to	15.90	1,328,885	1.20	1.05	to	2.50	(19.26)		to	(20.41)
12/31/2021	351,361	5.84	to	19.98	1,917,332	1.00	1.05	to	2.50	26.93		to	25.13
12/31/2020	391,546	4.60	to	15.97	1,675,421	1.59	1.05	to	2.50	16.72		to	15.07
12/31/2019	419,336	3.94	to	13.88	1,510,946	1.75	1.05	to	2.50	29.66		to	27.83
12/31/2018	380,888	3.04	to	10.85	1,060,532	1.44	1.05	to	2.50	(5.73)		to	(7.07)

Fidelity® VIP Investment Grade Bond Initial Class
12/31/2022	1,768,730	1.99	to	1.08	3,412,185	2.04	1.15	to	3.85	(13.95)		to	(16.18)
12/31/2021	2,138,193	2.31	to	1.29	4,832,216	2.00	1.15	to	3.85	(1.74)		to	(4.29)
12/31/2020	2,308,297	2.35	to	1.35	5,312,162	2.23	1.15	to	3.85	8.15		to	5.34
12/31/2019	2,269,741	2.17	to	1.28	4,841,624	2.71	1.15	to	3.85	8.42		to	5.60
12/31/2018	2,524,541	2.01	to	1.21	4,917,976	2.40	1.15	to	3.85	(1.67)		to	(4.24)

Fidelity® VIP Investment Grade Bond Service Class 2
12/31/2022	316,788	1.47	to	1.09	526,705	1.92	1.05	to	2.50	(14.11)		to	(15.33)
12/31/2021	380,060	1.71	to	1.29	726,071	1.62	1.05	to	2.50	(1.93)		to	(3.31)
12/31/2020	550,770	1.75	to	1.33	1,085,174	2.01	1.05	to	2.50	8.03		to	6.50
12/31/2019	569,833	1.62	to	1.25	1,034,246	2.45	1.05	to	2.50	8.27		to	6.74
12/31/2018	596,495	1.49	to	1.17	1,014,518	1.99	1.05	to	2.50	(1.82)		to	(3.22)

Fidelity® VIP Mid Cap Initial Class
12/31/2022	375,251	9.59	to	4.62	3,306,760	0.48	1.15	to	3.85	(15.71)		to	(17.90)
12/31/2021	426,831	11.38	to	5.63	4,488,248	0.60	1.15	to	3.85	24.17		to	20.95
12/31/2020	468,960	9.17	to	4.65	3,982,775	0.65	1.15	to	3.85	16.85		to	13.81
12/31/2019	538,377	7.84	to	4.09	3,924,465	0.84	1.15	to	3.85	22.04		to	18.87
12/31/2018	624,361	6.43	to	3.44	3,706,617	0.62	1.15	to	3.85	(15.52)		to	(17.73)

Fidelity® VIP Mid Cap Service Class 2
12/31/2022	1,356,583	4.47	to	13.17	6,425,794	0.26	0.85	to	2.95	(15.68)		to	(17.40)
12/31/2021	1,490,531	5.30	to	15.95	8,427,986	0.34	0.85	to	2.95	24.25		to	21.72
12/31/2020	1,698,979	4.27	to	13.10	7,763,743	0.40	0.85	to	2.95	16.87		to	14.49
12/31/2019	2,033,172	3.65	to	11.45	7,920,904	0.67	0.85	to	2.95	22.13		to	19.64
12/31/2018	2,231,409	2.99	to	9.57	7,170,759	0.39	0.85	to	2.95	(15.49)		to	(17.23)

92

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Fidelity® VIP Overseas Initial Class
12/31/2022	287,903	$2.04	to	$0.96	$707,295	1.02%	1.15%	to	3.85%	(25.34	) %	to	(27.28	) %
12/31/2021	322,445	2.74	to	1.31	1,062,900	0.52	1.15	to	3.85	18.34		to	15.26
12/31/2020	385,501	2.31	to	1.14	1,079,014	0.43	1.15	to	3.85	14.30		to	11.33
12/31/2019	446,174	2.02	to	1.02	1,093,671	1.67	1.15	to	3.85	26.31		to	23.03
12/31/2018	510,789	1.60	to	0.83	991,830	1.48	1.15	to	3.85	(15.78)		to	(17.99)

Fidelity® VIP Value Strategies Service Class 2
12/31/2022	572,044	3.48	to	14.59	2,103,084	0.81	0.85	to	2.95	(8.13)		to	(10.00)
12/31/2021	703,899	3.79	to	16.21	2,835,036	1.19	0.85	to	2.95	32.22		to	29.52
12/31/2020	780,513	2.87	to	12.52	2,385,117	1.07	0.85	to	2.95	7.11		to	4.92
12/31/2019	835,936	2.68	to	11.93	2,337,705	1.41	0.85	to	2.95	32.97		to	30.26
12/31/2018	955,625	2.01	to	9.16	2,021,834	0.72	0.85	to	2.95	(18.20)		to	(19.88)

Franklin Income Class 2 Shares
12/31/2022	110,769	1.82	to	11.66	193,573	4.86	0.85	to	2.50	(6.27)		to	(7.77)
12/31/2021	139,763	1.94	to	12.64	261,989	4.82	0.85	to	2.50	15.77		to	13.91
12/31/2020	167,085	1.68	to	11.10	272,189	5.68	0.85	to	2.50	(0.15)		to	(1.76)
12/31/2019	281,616	1.68	to	11.30	462,372	5.23	0.85	to	2.50	15.08		to	13.23
12/31/2018	354,743	1.46	to	9.98	507,317	4.79	0.85	to	2.50	(5.11)		to	(6.65)

Franklin Mutual Shares Class 2 Shares
12/31/2022	1,230,622	1.63	to	1.76	3,061,053	1.83	0.85	to	2.50	(8.21)		to	(9.69)
12/31/2021	1,321,564	1.77	to	1.95	3,593,839	2.87	0.85	to	2.50	18.16		to	16.26
12/31/2020	1,430,921	1.50	to	1.68	3,282,029	2.80	0.85	to	2.50	(5.84)		to	(7.36)
12/31/2019	1,696,673	1.60	to	1.81	4,047,997	1.81	0.85	to	2.50	21.54		to	19.58
12/31/2018	2,000,650	1.31	to	1.52	3,930,814	2.37	0.85	to	2.50	(9.84)		to	(11.30)

Franklin Rising Dividends Class 2 Shares
12/31/2022	327,518	4.91	to	1.92	1,486,960	0.80	1.05	to	2.50	(11.50)		to	(12.75)
12/31/2021	357,083	5.55	to	2.20	1,834,689	0.88	1.05	to	2.50	25.47		to	23.70
12/31/2020	404,714	4.43	to	1.77	1,665,475	1.25	1.05	to	2.50	14.77		to	13.14
12/31/2019	469,134	3.86	to	1.57	1,689,882	1.25	1.05	to	2.50	27.89		to	26.08
12/31/2018	487,913	3.02	to	1.24	1,393,274	1.30	1.05	to	2.50	(6.07)		to	(7.40)

Franklin Small Cap Value Class 2 Shares
12/31/2022	205,973	5.03	to	2.28	974,498	1.00	1.05	to	2.50	(11.00)		to	(12.25)
12/31/2021	235,538	5.66	to	2.60	1,212,722	1.03	1.05	to	2.50	24.06		to	22.31
12/31/2020	267,391	4.56	to	2.12	1,115,906	1.50	1.05	to	2.50	4.10		to	2.62
12/31/2019	295,894	4.38	to	2.07	1,187,197	1.06	1.05	to	2.50	25.03		to	23.27
12/31/2018	323,003	3.50	to	1.68	1,036,331	0.89	1.05	to	2.50	(13.79)		to	(15.01)

Franklin Small-Mid Cap Growth Class 2 Shares
12/31/2022	1,141,536	4.37	to	1.90	3,745,863	-	1.05	to	2.50	(34.38)		to	(35.31)
12/31/2021	1,311,374	6.66	to	2.93	6,582,401	-	1.05	to	2.50	8.87		to	7.33
12/31/2020	1,405,658	6.12	to	2.73	6,514,633	-	1.05	to	2.50	53.48		to	51.31
12/31/2019	1,528,437	3.99	to	1.81	4,642,049	-	1.05	to	2.50	30.07		to	28.23
12/31/2018	1,776,014	3.06	to	1.41	4,174,657	-	1.05	to	2.50	(6.36)		to	(7.69)

Franklin Templeton Developing Markets Class 2 Shares
12/31/2022	187,614	3.15	to	0.80	428,804	2.68	1.05	to	2.50	(22.79)		to	(23.88)
12/31/2021	190,135	4.08	to	1.05	542,392	0.88	1.05	to	2.50	(6.72)		to	(8.04)
12/31/2020	231,904	4.38	to	1.14	725,043	4.16	1.05	to	2.50	15.97		to	14.32
12/31/2019	264,884	3.78	to	1.00	711,705	0.98	1.05	to	2.50	25.38		to	23.61
12/31/2018	287,064	3.01	to	0.81	607,873	0.88	1.05	to	2.50	(16.68)		to	(17.86)

Franklin Templeton Foreign Class 2 Shares
12/31/2022	958,106	1.02	to	1.19	1,440,927	3.07	0.85	to	2.50	(8.38)		to	(9.86)
12/31/2021	1,069,041	1.12	to	1.32	1,750,482	1.86	0.85	to	2.50	3.28		to	1.62
12/31/2020	1,149,294	1.08	to	1.30	1,835,791	3.36	0.85	to	2.50	(1.99)		to	(3.57)
12/31/2019	1,309,467	1.10	to	1.35	2,110,596	1.73	0.85	to	2.50	11.58		to	9.78
12/31/2018	1,457,970	0.99	to	1.23	2,131,317	2.69	0.85	to	2.50	(16.16)		to	(17.52)

93

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Invesco V.I. American Franchise Series I Shares
12/31/2022	685,336	$2.57	to	$15.50	$1,733,972	-%	1.25%	to	2.65%	(31.96	) %	to	(32.89	) %
12/31/2021	722,186	3.77	to	23.10	2,689,036	-	1.25	to	2.65	10.54		to	9.04
12/31/2020	832,703	3.41	to	21.19	2,808,198	0.07	1.25	to	2.65	40.60		to	38.68
12/31/2019	890,512	2.43	to	15.28	2,138,458	-	1.25	to	2.65	35.07		to	33.23
12/31/2018	962,197	1.80	to	11.47	1,712,840	-	1.25	to	2.65	(4.82)		to	(6.13)

Invesco V.I. American Franchise Series II Shares
12/31/2022	89,854	2.61	to	2.13	222,180	-	0.85	to	2.95	(31.87)		to	(33.26)
12/31/2021	95,040	3.83	to	3.19	346,446	-	0.85	to	2.95	10.71		to	8.45
12/31/2020	102,683	3.46	to	2.94	339,743	-	0.85	to	2.95	40.80		to	37.93
12/31/2019	104,851	2.45	to	2.13	247,605	-	0.85	to	2.95	35.28		to	32.52
12/31/2018	117,845	1.81	to	1.61	206,786	-	0.85	to	2.95	(4.70)		to	(6.66)

Invesco V.I. American Value Series II Shares
12/31/2022	80,427	10.13	to	9.79	810,172	0.42	0.85	to	2.95	(3.68)		to	(5.64)
12/31/2021(1)	26,888	10.52	to	10.37	281,743	0.23	0.85	to	2.95	-		to	-

Invesco V.I. Capital Appreciation Series I Shares
12/31/2022	1,707,136	4.27	to	2.64	6,303,114	-	1.25	to	2.50	(31.64)		to	(32.47)
12/31/2021	1,879,970	6.25	to	3.91	10,120,569	-	1.25	to	2.50	21.06		to	19.58
12/31/2020	1,975,867	5.16	to	3.27	8,801,772	-	1.25	to	2.50	34.90		to	33.26
12/31/2019	2,213,543	3.83	to	2.45	7,376,755	0.06	1.25	to	2.50	34.51		to	32.87
12/31/2018	2,486,492	2.85	to	1.85	6,145,272	0.32	1.25	to	2.50	(6.90)		to	(8.04)

Invesco V.I. Capital Appreciation Series II Shares
12/31/2022	148,930	3.71	to	2.23	453,755	-	1.05	to	2.50	(31.68)		to	(32.65)
12/31/2021	155,307	5.44	to	3.31	701,382	-	1.05	to	2.50	21.01		to	19.30
12/31/2020	161,726	4.49	to	2.77	607,337	-	1.05	to	2.50	34.82		to	32.92
12/31/2019	170,741	3.33	to	2.09	479,185	-	1.05	to	2.50	34.43		to	32.53
12/31/2018	259,193	2.48	to	1.58	510,255	-	1.05	to	2.50	(6.94)		to	(8.26)

Invesco V.I. Comstock Series II Shares
12/31/2022	353,012	3.40	to	14.42	1,172,087	1.32	1.05	to	2.50	(0.20)		to	(1.61)
12/31/2021	413,483	3.41	to	14.65	1,377,726	1.60	1.05	to	2.50	31.66		to	29.80
12/31/2020	468,663	2.59	to	11.29	1,187,878	2.21	1.05	to	2.50	(2.12)		to	(3.50)
12/31/2019	480,970	2.65	to	11.70	1,246,506	1.73	1.05	to	2.50	23.64		to	21.89
12/31/2018	532,268	2.14	to	9.60	1,116,712	1.38	1.05	to	2.50	(13.28)		to	(14.52)

Invesco V.I. Conservative Balanced Series I Shares
12/31/2022	542,158	2.08	to	1.23	1,002,952	1.36	1.25	to	2.50	(17.88)		to	(18.88)
12/31/2021	571,933	2.53	to	1.52	1,291,850	1.47	1.25	to	2.50	9.27		to	7.94
12/31/2020	609,432	2.32	to	1.41	1,257,369	2.02	1.25	to	2.50	13.44		to	12.06
12/31/2019	676,299	2.04	to	1.26	1,231,702	2.32	1.25	to	2.50	16.06		to	14.65
12/31/2018	808,504	1.76	to	1.10	1,289,938	1.93	1.25	to	2.50	(6.50)		to	(7.64)

Invesco V.I. Conservative Balanced Series II Shares
12/31/2022	12,290	1.79	to	10.90	20,788	0.94	1.05	to	2.50	(17.88)		to	(19.04)
12/31/2021	21,149	2.18	to	13.47	43,203	1.05	1.05	to	2.50	9.15		to	7.61
12/31/2020	37,303	2.00	to	12.52	70,562	1.86	1.05	to	2.50	13.40		to	11.79
12/31/2019	35,256	1.76	to	11.19	58,275	2.08	1.05	to	2.50	16.00		to	14.36
12/31/2018	57,659	1.52	to	9.79	82,230	1.74	1.05	to	2.50	(6.52)		to	(7.85)

Invesco V.I. Core Equity Series I Shares
12/31/2022	1,995,217	3.12	to	12.94	5,918,494	0.92	1.25	to	2.65	(21.53)		to	(22.60)
12/31/2021	2,172,426	3.98	to	16.72	8,214,309	0.65	1.25	to	2.65	26.16		to	24.44
12/31/2020	2,350,359	3.16	to	13.44	7,051,151	1.31	1.25	to	2.65	12.44		to	10.91
12/31/2019	2,784,250	2.81	to	12.12	7,431,685	0.95	1.25	to	2.65	27.37		to	25.64
12/31/2018	3,164,711	2.20	to	9.64	6,645,658	0.87	1.25	to	2.65	(10.52)		to	(11.75)

94

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Invesco V.I. Core Equity Series II Shares
12/31/2022	394,731	$3.40	to	$1.33	$956,066	0.62%	1.05%	to	2.50%	(21.58	) %	to	(22.68	) %
12/31/2021	437,969	4.34	to	1.72	1,355,162	0.45	1.05	to	2.50	26.06		to	24.27
12/31/2020	458,625	3.44	to	1.38	1,130,533	1.09	1.05	to	2.50	12.39		to	10.80
12/31/2019	483,596	3.06	to	1.25	1,070,527	0.17	1.05	to	2.50	27.33		to	25.53
12/31/2018	504,973	2.40	to	0.99	884,629	-	1.05	to	2.50	(10.56)		to	(11.83)

Invesco V.I. Discovery Mid Cap Growth Series II Shares
12/31/2022	11,405	11.90	to	11.46	135,022	-	1.05	to	2.50	(31.85)		to	(32.81)
12/31/2021	12,651	17.47	to	17.05	220,214	-	1.05	to	2.50	17.56		to	15.89
12/31/2020(1)	14,221	14.86	to	14.72	211,012	-	1.05	to	2.50	-		to	-

Invesco V.I. Equity and Income Series II Shares
12/31/2022	985,918	2.89	to	12.24	2,779,221	1.42	1.05	to	2.50	(8.67)		to	(9.96)
12/31/2021	1,073,730	3.16	to	13.59	3,283,159	1.62	1.05	to	2.50	17.12		to	15.47
12/31/2020	1,209,040	2.70	to	11.77	3,155,403	2.14	1.05	to	2.50	8.51		to	6.98
12/31/2019	1,416,405	2.49	to	11.00	3,414,566	2.24	1.05	to	2.50	18.76		to	17.08
12/31/2018	1,734,478	2.10	to	9.40	3,517,467	1.94	1.05	to	2.50	(10.67)		to	(11.94)

Invesco V.I. EQV International Equity Series I Shares
12/31/2022	156,518	2.47	to	1.23	357,207	1.71	1.25	to	2.50	(19.31)		to	(20.30)
12/31/2021	172,888	3.06	to	1.54	480,432	1.19	1.25	to	2.50	4.58		to	3.31
12/31/2020	200,333	2.92	to	1.49	535,246	2.35	1.25	to	2.50	12.59		to	11.21
12/31/2019	218,918	2.60	to	1.34	517,943	1.54	1.25	to	2.50	26.99		to	25.44
12/31/2018	297,319	2.04	to	1.07	555,245	1.96	1.25	to	2.50	(16.03)		to	(17.06)

Invesco V.I. EQV International Equity Series II Shares
12/31/2022	16,411	3.26	to	11.30	52,009	1.41	1.05	to	2.50	(19.35)		to	(20.49)
12/31/2021	17,283	4.04	to	14.21	68,001	1.02	1.05	to	2.50	4.51		to	3.03
12/31/2020	19,855	3.86	to	13.79	75,021	2.20	1.05	to	2.50	12.56		to	10.97
12/31/2019	21,826	3.43	to	12.43	73,419	1.30	1.05	to	2.50	26.91		to	25.11
12/31/2018	22,156	2.70	to	9.94	58,850	1.69	1.05	to	2.50	(16.09)		to	(17.29)

Invesco V.I. Global Series I Shares
12/31/2022	330,234	5.70	to	1.57	1,572,394	-	1.25	to	2.50	(32.61)		to	(33.43)
12/31/2021	327,482	8.45	to	2.36	2,417,890	-	1.25	to	2.50	14.06		to	12.67
12/31/2020	390,100	7.41	to	2.10	2,557,208	0.68	1.25	to	2.50	26.06		to	24.53
12/31/2019	432,190	5.88	to	1.68	2,250,996	0.91	1.25	to	2.50	30.16		to	28.57
12/31/2018	490,288	4.52	to	1.31	1,944,319	0.98	1.25	to	2.50	(14.26)		to	(15.31)

Invesco V.I. Global Series II Shares
12/31/2022	8,894	4.34	to	2.71	27,649	-	1.05	to	2.50	(32.64)		to	(33.60)
12/31/2021	33,317	6.45	to	4.08	152,132	-	1.05	to	2.50	13.97		to	12.36
12/31/2020	60,718	5.66	to	3.63	243,789	0.45	1.05	to	2.50	26.01		to	24.23
12/31/2019	61,046	4.49	to	2.92	195,356	0.64	1.05	to	2.50	30.09		to	28.25
12/31/2018	61,369	3.45	to	2.28	151,639	0.70	1.05	to	2.50	(14.30)		to	(15.52)

Invesco V.I. Global Strategic Income Series I Shares
12/31/2022	629,621	1.99	to	0.89	1,185,217	-	1.25	to	2.50	(12.55)		to	(13.62)
12/31/2021	785,372	2.27	to	1.03	1,683,488	4.44	1.25	to	2.50	(4.61)		to	(5.77)
12/31/2020	900,931	2.38	to	1.09	2,029,532	5.80	1.25	to	2.50	2.12		to	0.88
12/31/2019	961,661	2.33	to	1.08	2,114,175	3.76	1.25	to	2.50	9.44		to	8.10
12/31/2018	1,048,561	2.13	to	1.00	2,107,926	4.88	1.25	to	2.50	(5.58)		to	(6.74)

Invesco V.I. Global Strategic Income Series II Shares
12/31/2022	237,393	1.60	to	0.85	345,722	-	1.05	to	2.50	(12.63)		to	(13.86)
12/31/2021	316,034	1.83	to	0.98	532,788	4.01	1.05	to	2.50	(4.56)		to	(5.92)
12/31/2020	377,524	1.91	to	1.04	670,734	5.29	1.05	to	2.50	1.92		to	0.48
12/31/2019	437,527	1.88	to	1.04	765,861	3.51	1.05	to	2.50	9.46		to	7.91
12/31/2018	481,190	1.71	to	0.96	764,511	4.41	1.05	to	2.50	(5.54)		to	(6.88)

95

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Invesco V.I. Government Securities Series I Shares
12/31/2022	182,030	$1.49	to	$0.93	$265,858	1.98%	1.25%	to	2.50%	(11.40	) %	to	(12.48	) %
12/31/2021	202,813	1.68	to	1.07	334,788	2.01	1.25	to	2.50	(3.47)		to	(4.65)
12/31/2020	272,071	1.74	to	1.12	467,497	2.51	1.25	to	2.50	4.96		to	3.68
12/31/2019	248,357	1.66	to	1.08	405,983	2.41	1.25	to	2.50	4.76		to	3.49
12/31/2018	287,903	1.58	to	1.04	448,972	2.05	1.25	to	2.50	(0.69)		to	(1.91)

Invesco V.I. Government Securities Series II Shares
12/31/2022	211,900	1.22	to	0.84	240,800	1.77	1.05	to	2.50	(11.51)		to	(12.75)
12/31/2021	218,358	1.38	to	0.97	277,701	1.83	1.05	to	2.50	(3.45)		to	(4.82)
12/31/2020	338,623	1.43	to	1.02	457,882	2.12	1.05	to	2.50	4.87		to	3.39
12/31/2019	327,757	1.36	to	0.98	420,068	2.23	1.05	to	2.50	4.65		to	3.17
12/31/2018	327,256	1.30	to	0.95	417,027	1.91	1.05	to	2.50	(0.75)		to	(2.17)

Invesco V.I. Main Street Series I Shares
12/31/2022	877,084	3.75	to	2.03	3,039,963	1.37	1.25	to	2.50	(21.12)		to	(22.08)
12/31/2021	1,048,560	4.76	to	2.60	4,616,392	0.70	1.25	to	2.50	26.00		to	24.46
12/31/2020	1,147,186	3.78	to	2.09	4,008,749	1.49	1.25	to	2.50	12.54		to	11.16
12/31/2019	1,242,450	3.36	to	1.88	3,855,760	1.06	1.25	to	2.50	30.45		to	28.86
12/31/2018	1,439,350	2.57	to	1.46	3,429,951	1.16	1.25	to	2.50	(9.03)		to	(10.15)

Invesco V.I. Main Street Series II Shares
12/31/2022	133,020	3.93	to	2.56	480,858	1.10	1.05	to	2.50	(21.14)		to	(22.25)
12/31/2021	141,166	4.99	to	3.29	614,070	0.48	1.05	to	2.50	25.91		to	24.13
12/31/2020	183,308	3.96	to	2.65	627,332	1.10	1.05	to	2.50	12.51		to	10.92
12/31/2019	246,016	3.52	to	2.39	711,971	0.82	1.05	to	2.50	30.37		to	28.52
12/31/2018	306,952	2.70	to	1.86	660,133	0.86	1.05	to	2.50	(9.06)		to	(10.35)

Invesco V.I. Main Street Mid Cap Series II Shares
12/31/2022	77,116	3.47	to	12.35	220,481	0.07	1.05	to	2.50	(15.34)		to	(16.54)
12/31/2021	87,865	4.10	to	14.80	294,844	0.24	1.05	to	2.50	21.59		to	19.87
12/31/2020	97,230	3.37	to	12.34	267,747	0.49	1.05	to	2.50	7.81		to	6.28
12/31/2019	106,824	3.12	to	11.61	272,146	0.22	1.05	to	2.50	23.74		to	21.99
12/31/2018	122,914	2.53	to	9.52	252,055	0.11	1.05	to	2.50	(12.52)		to	(13.77)

Invesco V.I. Main Street Small Cap Series II Shares
12/31/2022	8,514	5.47	to	13.33	44,839	0.24	1.05	to	2.50	(16.91)		to	(18.09)
12/31/2021	9,154	6.59	to	16.28	62,522	0.17	1.05	to	2.50	20.99		to	19.28
12/31/2020	13,084	5.45	to	13.65	71,081	0.38	1.05	to	2.50	18.39		to	16.72
12/31/2019	14,810	4.60	to	11.69	57,917	-	1.05	to	2.50	24.82		to	23.06
12/31/2018	17,048	3.68	to	9.50	53,534	0.06	1.05	to	2.50	(11.47)		to	(12.73)

Janus Henderson - Balanced Service Shares
12/31/2022	849,521	2.94	to	13.66	2,499,448	1.11	1.40	to	2.65	(17.77)		to	(18.77)
12/31/2021	980,576	3.58	to	16.82	3,508,365	0.88	1.40	to	2.65	15.30		to	13.89
12/31/2020	1,081,220	3.10	to	14.77	3,355,254	2.12	1.40	to	2.65	12.46		to	11.09
12/31/2019	1,116,682	2.76	to	13.29	3,081,499	1.62	1.40	to	2.65	20.59		to	19.12
12/31/2018	1,222,928	2.29	to	11.16	2,798,581	1.78	1.40	to	2.65	(0.96)		to	(2.18)

Janus Henderson - Enterprise Service Shares
12/31/2022	547,352	6.14	to	16.42	1,257,517	0.27	0.85	to	2.95	(16.86)		to	(18.55)
12/31/2021	582,109	7.38	to	20.16	1,615,499	0.24	0.85	to	2.95	15.56		to	13.20
12/31/2020	660,204	6.39	to	17.81	1,588,283	0.04	0.85	to	2.95	18.18		to	15.77
12/31/2019	677,468	5.40	to	15.38	1,390,405	0.05	0.85	to	2.95	34.02		to	31.28
12/31/2018	814,849	4.03	to	11.72	1,302,308	0.13	0.85	to	2.95	(1.51)		to	(3.53)

Janus Henderson - Forty Service Shares
12/31/2022	53,934	3.09	to	17.38	161,229	0.05	1.25	to	2.50	(34.55)		to	(35.34)
12/31/2021	56,597	4.72	to	26.89	258,868	0.53	1.25	to	2.50	21.09		to	19.61
12/31/2020	58,684	3.90	to	22.48	222,002	0.62	1.25	to	2.50	37.32		to	35.65
12/31/2019	58,019	2.84	to	16.57	160,071	0.02	1.25	to	2.50	35.16		to	33.51
12/31/2018	64,386	2.10	to	12.41	131,794	1.22	1.25	to	2.50	0.46		to	(0.78)

96

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Janus Henderson - Global Research Service Shares
12/31/2022	784,804	$2.58	to	$2.11	$1,100,009	1.48%	0.85%	to	2.95%	(20.29	) %	to	(21.91	) %
12/31/2021	851,473	3.23	to	2.71	1,539,019	0.36	0.85	to	2.95	16.80		to	14.42
12/31/2020	918,568	2.77	to	2.37	1,443,744	0.64	0.85	to	2.95	18.75		to	16.33
12/31/2019	965,909	2.33	to	2.03	1,295,661	0.86	0.85	to	2.95	27.63		to	25.03
12/31/2018	1,048,110	1.83	to	1.63	1,117,283	0.95	0.85	to	2.95	(7.87)		to	(9.76)

Janus Henderson - Mid Cap Value Service Shares
12/31/2022	37,724	2.86	to	11.77	102,502	1.16	1.70	to	2.95	(7.35)		to	(8.47)
12/31/2021	37,995	3.09	to	12.86	111,888	0.31	1.70	to	2.95	17.43		to	16.00
12/31/2020	38,658	2.63	to	11.09	96,945	1.03	1.70	to	2.95	(2.86)		to	(4.04)
12/31/2019	45,864	2.71	to	11.55	118,711	1.47	1.70	to	2.95	27.88		to	26.32
12/31/2018	47,235	2.12	to	9.15	95,346	0.90	1.70	to	2.95	(15.27)		to	(16.31)

Janus Henderson - Overseas Service Shares
12/31/2022	618,013	1.62	to	14.37	973,258	1.67	1.25	to	2.65	(9.96)		to	(11.19)
12/31/2021	697,382	1.80	to	16.18	1,219,531	1.02	1.25	to	2.65	11.89		to	10.36
12/31/2020	830,004	1.61	to	14.66	1,297,577	1.22	1.25	to	2.65	14.59		to	13.03
12/31/2019	910,863	1.40	to	12.97	1,242,848	1.80	1.25	to	2.65	25.14		to	23.44
12/31/2018	1,114,428	1.12	to	10.51	1,213,438	1.66	1.25	to	2.65	(16.19)		to	(17.34)

Janus Henderson - Research Service Shares
12/31/2022	325,474	1.79	to	15.71	582,356	0.59	1.25	to	2.65	(30.93)		to	(31.87)
12/31/2021	377,570	2.59	to	23.06	979,481	0.02	1.25	to	2.65	18.57		to	16.95
12/31/2020	448,283	2.18	to	19.72	982,262	0.35	1.25	to	2.65	30.94		to	29.16
12/31/2019	512,471	1.67	to	15.27	858,840	0.29	1.25	to	2.65	33.56		to	31.73
12/31/2018	567,088	1.25	to	11.59	757,283	0.36	1.25	to	2.65	(4.05)		to	(5.36)

JPMorgan Insurance Trust Core Bond Class 1 Shares
12/31/2022	1,611,189	1.91	to	1.23	2,402,270	1.93	1.15	to	2.70	(13.57)		to	(14.87)
12/31/2021	1,696,730	2.21	to	1.44	2,922,792	1.86	1.15	to	2.70	(2.48)		to	(3.95)
12/31/2020	1,765,631	2.26	to	1.50	3,133,817	1.99	1.15	to	2.70	6.62		to	5.01
12/31/2019	2,070,595	2.12	to	1.43	3,462,786	2.42	1.15	to	2.70	6.95		to	5.33
12/31/2018	3,038,216	1.98	to	1.36	4,716,309	2.54	1.15	to	2.70	(1.09)		to	(2.60)

JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
12/31/2022	244,811	5.92	to	3.15	1,047,971	0.94	1.15	to	2.70	(9.20)		to	(10.57)
12/31/2021	287,591	6.52	to	3.52	1,340,684	0.93	1.15	to	2.70	28.41		to	26.47
12/31/2020	414,824	5.08	to	2.78	1,510,280	1.43	1.15	to	2.70	(0.77)		to	(2.27)
12/31/2019	406,945	5.11	to	2.85	1,499,452	1.55	1.15	to	2.70	25.32		to	23.43
12/31/2018	571,179	4.08	to	2.31	1,640,358	0.98	1.15	to	2.70	(12.84)		to	(14.17)

JPMorgan Insurance Trust U.S. Equity Class 1 Shares
12/31/2022	538,004	3.64	to	2.75	1,616,792	0.51	1.15	to	2.70	(19.62)		to	(20.83)
12/31/2021	595,336	4.53	to	3.48	2,240,632	0.75	1.15	to	2.70	27.87		to	25.94
12/31/2020	815,874	3.54	to	2.76	2,421,768	0.78	1.15	to	2.70	23.84		to	21.97
12/31/2019	1,009,737	2.86	to	2.26	2,442,610	0.83	1.15	to	2.70	30.26		to	28.29
12/31/2018	1,392,045	2.20	to	1.77	2,601,145	0.84	1.15	to	2.70	(7.24)		to	(8.65)

MFS® Core Equity Initial Class
12/31/2022	17,958	1.94	to	16.79	34,701	0.31	1.25	to	2.50	(18.29)		to	(19.29)
12/31/2021	20,763	2.37	to	20.80	49,135	0.44	1.25	to	2.50	23.77		to	22.26
12/31/2020	25,378	1.92	to	17.01	48,500	0.73	1.25	to	2.50	17.24		to	15.81
12/31/2019	26,779	1.64	to	14.69	43,677	0.82	1.25	to	2.50	31.55		to	29.94
12/31/2018	29,835	1.24	to	11.30	37,017	0.68	1.25	to	2.50	(5.03)		to	(6.19)

MFS® Growth Initial Class
12/31/2022	751,005	4.90	to	4.22	3,622,012	-	1.25	to	2.50	(32.48)		to	(33.30)
12/31/2021	863,429	7.25	to	6.32	6,026,084	-	1.25	to	2.50	22.01		to	20.52
12/31/2020	916,662	5.94	to	5.25	5,252,675	-	1.25	to	2.50	30.23		to	28.64
12/31/2019	1,030,245	4.56	to	4.08	4,541,953	-	1.25	to	2.50	36.44		to	34.78
12/31/2018	1,123,019	3.35	to	3.03	3,636,388	0.09	1.25	to	2.50	1.39		to	0.15

97

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

MFS® Growth Service Class
12/31/2022	170,066	$5.99	to	$3.40	$887,155	-%	1.05%	to	2.50%	(32.51	) %	to	(33.47	) %
12/31/2021	204,802	8.88	to	5.11	1,553,674	-	1.05	to	2.50	21.96		to	20.23
12/31/2020	223,086	7.28	to	4.25	1,383,659	-	1.05	to	2.50	30.17		to	28.33
12/31/2019	242,083	5.59	to	3.31	1,166,583	-	1.05	to	2.50	36.35		to	34.42
12/31/2018	264,114	4.10	to	2.47	942,058	-	1.05	to	2.50	1.34		to	(0.10)

MFS® Massachusetts Investors Growth Stock Initial Class
12/31/2022	24,660	2.15	to	19.27	52,701	0.10	1.25	to	2.50	(20.25)		to	(21.23)
12/31/2021	26,643	2.70	to	24.46	71,470	0.25	1.25	to	2.50	24.42		to	22.90
12/31/2020	31,531	2.17	to	19.90	68,018	0.46	1.25	to	2.50	21.01		to	19.54
12/31/2019	34,078	1.79	to	16.65	60,808	0.59	1.25	to	2.50	38.22		to	36.54
12/31/2018	38,812	1.30	to	12.20	50,157	0.58	1.25	to	2.50	(0.44)		to	(1.66)

MFS® Massachusetts Investors Growth Stock Service Class
12/31/2022	539,758	2.14	to	18.85	1,168,490	-	1.05	to	2.50	(20.28)		to	(21.41)
12/31/2021	597,332	2.69	to	23.99	1,584,017	0.03	1.05	to	2.50	24.35		to	22.59
12/31/2020	652,057	2.16	to	19.57	1,392,846	0.22	1.05	to	2.50	20.93		to	19.22
12/31/2019	728,140	1.79	to	16.41	1,288,726	0.34	1.05	to	2.50	38.14		to	36.18
12/31/2018	914,472	1.29	to	12.05	1,173,903	0.33	1.05	to	2.50	(0.47)		to	(1.89)

MFS® New Discovery Initial Class
12/31/2022	118,461	2.83	to	15.70	330,511	-	1.25	to	2.50	(30.62)		to	(31.47)
12/31/2021	127,318	4.08	to	22.91	512,267	-	1.25	to	2.50	0.54		to	(0.68)
12/31/2020	140,010	4.06	to	23.07	560,558	-	1.25	to	2.50	44.09		to	42.33
12/31/2019	147,880	2.82	to	16.21	411,372	-	1.25	to	2.50	39.95		to	38.25
12/31/2018	157,512	2.01	to	11.72	313,422	-	1.25	to	2.50	(2.70)		to	(3.89)

MFS® New Discovery Service Class
12/31/2022	79,865	4.03	to	2.24	336,618	-	0.85	to	2.95	(30.58)		to	(32.00)
12/31/2021	83,447	5.80	to	3.30	507,625	-	0.85	to	2.95	0.72		to	(1.34)
12/31/2020	92,106	5.76	to	3.34	556,712	-	0.85	to	2.95	44.36		to	41.42
12/31/2019	140,213	3.99	to	2.36	530,995	-	0.85	to	2.95	40.08		to	37.23
12/31/2018	171,095	2.85	to	1.72	452,520	-	0.85	to	2.95	(2.55)		to	(4.55)

MFS® Research Initial Class
12/31/2022	352,813	4.19	to	3.04	1,399,965	0.48	1.25	to	2.50	(18.23)		to	(19.23)
12/31/2021	394,909	5.12	to	3.76	1,921,111	0.55	1.25	to	2.50	23.26		to	21.76
12/31/2020	406,530	4.16	to	3.09	1,607,678	0.73	1.25	to	2.50	15.15		to	13.75
12/31/2019	478,532	3.61	to	2.71	1,635,246	0.77	1.25	to	2.50	31.31		to	29.70
12/31/2018	583,355	2.75	to	2.09	1,529,426	0.70	1.25	to	2.50	(5.56)		to	(6.72)

MFS® Research Service Class
12/31/2022	237,385	4.94	to	2.98	1,026,032	0.19	1.05	to	2.50	(18.29)		to	(19.44)
12/31/2021	257,596	6.05	to	3.70	1,373,686	0.34	1.05	to	2.50	23.22		to	21.48
12/31/2020	274,686	4.91	to	3.05	1,196,105	0.53	1.05	to	2.50	15.11		to	13.48
12/31/2019	309,669	4.26	to	2.68	1,179,944	0.60	1.05	to	2.50	31.23		to	29.37
12/31/2018	313,629	3.25	to	2.07	914,737	0.45	1.05	to	2.50	(5.62)		to	(6.97)

MFS® Total Return Initial Class
12/31/2022	1,863,455	3.27	to	1.76	5,437,865	1.71	1.25	to	2.50	(10.70)		to	(11.78)
12/31/2021	2,094,586	3.67	to	1.99	6,839,712	1.76	1.25	to	2.50	12.71		to	11.33
12/31/2020	2,367,619	3.25	to	1.79	6,909,626	2.28	1.25	to	2.50	8.46		to	7.13
12/31/2019	2,702,162	3.00	to	1.67	7,189,649	2.32	1.25	to	2.50	18.90		to	17.45
12/31/2018	3,102,415	2.52	to	1.42	6,924,382	2.14	1.25	to	2.50	(6.78)		to	(7.93)

MFS® Total Return Service Class
12/31/2022	1,066,076	2.50	to	11.91	2,474,803	1.47	0.85	to	2.95	(10.60)		to	(12.42)
12/31/2021	1,155,385	2.79	to	13.60	3,017,668	1.52	0.85	to	2.95	12.88		to	10.57
12/31/2020	1,423,025	2.47	to	12.30	3,290,810	2.06	0.85	to	2.95	8.59		to	6.38
12/31/2019	1,675,188	2.28	to	11.56	3,601,713	2.13	0.85	to	2.95	19.10		to	16.68
12/31/2018	1,843,183	1.91	to	9.91	3,356,042	1.83	0.85	to	2.95	(6.67)		to	(8.58)

98

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

MFS® Total Return Bond Initial Class
12/31/2022	70,879	$1.90	to	$9.14	$131,543	2.80%	1.25%	to	2.50%	(15.00	) %	to	(16.03	) %
12/31/2021	76,986	2.24	to	10.89	168,229	2.65	1.25	to	2.50	(2.04)		to	(3.23)
12/31/2020	82,275	2.28	to	11.25	183,706	3.48	1.25	to	2.50	7.13		to	5.82
12/31/2019	86,808	2.13	to	10.63	181,157	3.37	1.25	to	2.50	8.85		to	7.52
12/31/2018	94,397	1.96	to	9.89	181,244	3.24	1.25	to	2.50	(2.31)		to	(3.51)

MFS® Total Return Bond Service Class
12/31/2022	693,933	1.45	to	8.94	977,753	2.49	1.05	to	2.50	(15.07)		to	(16.27)
12/31/2021	776,692	1.71	to	10.67	1,289,630	2.54	1.05	to	2.50	(2.10)		to	(3.48)
12/31/2020	782,390	1.74	to	11.06	1,327,192	3.18	1.05	to	2.50	7.05		to	5.54
12/31/2019	904,420	1.63	to	10.48	1,435,077	3.13	1.05	to	2.50	8.78		to	7.24
12/31/2018	1,153,896	1.50	to	9.77	1,683,339	2.99	1.05	to	2.50	(2.36)		to	(3.75)

MFS® Utilities Initial Class
12/31/2022	855,275	6.07	to	2.87	4,958,025	2.40	1.25	to	2.50	(0.49)		to	(1.70)
12/31/2021	952,964	6.10	to	2.92	5,558,397	1.73	1.25	to	2.50	12.68		to	11.31
12/31/2020	1,007,675	5.41	to	2.63	5,228,628	2.47	1.25	to	2.50	4.59		to	3.32
12/31/2019	1,178,897	5.17	to	2.54	5,863,795	4.00	1.25	to	2.50	23.52		to	22.02
12/31/2018	1,280,160	4.19	to	2.08	5,162,318	1.10	1.25	to	2.50	(0.20)		to	(1.42)

MFS® Utilities Service Class
12/31/2022	140,849	6.45	to	3.81	881,600	2.23	1.05	to	2.50	(0.56)		to	(1.97)
12/31/2021	158,963	6.48	to	3.88	1,010,804	1.53	1.05	to	2.50	12.64		to	11.05
12/31/2020	184,273	5.75	to	3.50	1,055,479	2.21	1.05	to	2.50	4.52		to	3.04
12/31/2019	203,804	5.51	to	3.39	1,124,306	3.60	1.05	to	2.50	23.50		to	21.76
12/31/2018	247,068	4.46	to	2.79	1,056,876	0.83	1.05	to	2.50	(0.24)		to	(1.66)

MS VIF Global Franchise Class II Shares
12/31/2022	175,548	4.57	to	15.65	773,363	0.60	1.05	to	2.50	(18.42)		to	(19.58)
12/31/2021	199,773	5.60	to	19.45	1,079,801	0.68	1.05	to	2.50	20.41		to	18.71
12/31/2020	224,102	4.65	to	16.39	1,009,103	0.86	1.05	to	2.50	12.03		to	10.45
12/31/2019	275,945	4.15	to	14.84	1,110,918	0.92	1.05	to	2.50	28.18		to	26.37
12/31/2018	339,310	3.24	to	11.74	1,067,553	1.05	1.05	to	2.50	(2.80)		to	(4.18)

Putnam VT Diversified Income Class IB Shares
12/31/2022	126,977	1.72	to	0.88	212,304	6.74	1.05	to	2.50	(3.36)		to	(4.72)
12/31/2021	141,695	1.78	to	0.92	243,420	0.68	1.05	to	2.50	(7.92)		to	(9.22)
12/31/2020	162,976	1.93	to	1.02	306,505	7.63	1.05	to	2.50	(1.93)		to	(3.32)
12/31/2019	200,755	1.97	to	1.05	392,020	3.29	1.05	to	2.50	10.07		to	8.52
12/31/2018	190,455	1.79	to	0.97	358,047	4.34	1.05	to	2.50	(2.02)		to	(3.41)

Putnam VT Focused International Equity Class IB Shares
12/31/2022	386,940	2.90	to	1.81	754,840	1.76	1.05	to	2.50	(19.04)		to	(20.19)
12/31/2021	384,255	3.59	to	2.26	930,397	0.76	1.05	to	2.50	11.41		to	9.83
12/31/2020	414,677	3.22	to	2.06	913,062	0.16	1.05	to	2.50	8.92		to	7.38
12/31/2019	591,230	2.96	to	1.92	1,297,460	-	1.05	to	2.50	25.28		to	23.51
12/31/2018	624,401	2.36	to	1.55	1,097,574	0.33	1.05	to	2.50	(13.35)		to	(14.58)

Putnam VT George Putnam Balanced Class IB Shares
12/31/2022	293,685	2.41	to	1.44	666,392	0.91	1.05	to	2.50	(16.87)		to	(18.04)
12/31/2021	312,864	2.90	to	1.76	857,856	0.84	1.05	to	2.50	12.77		to	11.18
12/31/2020	328,927	2.57	to	1.58	800,278	1.14	1.05	to	2.50	14.21		to	12.59
12/31/2019	341,925	2.25	to	1.40	731,717	1.38	1.05	to	2.50	22.72		to	20.98
12/31/2018	358,738	1.83	to	1.16	628,043	0.70	1.05	to	2.50	(4.15)		to	(5.52)

Putnam VT Global Health Care Class IB Shares
12/31/2022	38,345	4.98	to	1.78	175,916	0.40	1.05	to	2.50	(5.66)		to	(6.99)
12/31/2021	40,015	5.28	to	1.92	196,061	1.08	1.05	to	2.50	18.16		to	16.49
12/31/2020	46,699	4.47	to	1.64	191,253	0.48	1.05	to	2.50	15.07		to	13.44
12/31/2019	45,999	3.88	to	1.45	162,801	-	1.05	to	2.50	28.94		to	27.11
12/31/2018	49,916	3.01	to	1.14	137,355	0.94	1.05	to	2.50	(1.63)		to	(3.03)

99

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Putnam VT Government Money Market Class IB Shares
12/31/2022	1,771,265	$0.99	to	$0.75	$1,711,461	1.12%	1.05%	to	2.50%	0.08%	to	(1.34	) %
12/31/2021	2,153,891	0.99	to	0.76	2,072,030	0.01	1.05	to	2.50	(1.03)	to	(2.43)
12/31/2020	2,111,326	1.00	to	0.78	2,071,423	0.19	1.05	to	2.50	(0.85)	to	(2.26)
12/31/2019	1,680,950	1.01	to	0.80	1,657,976	1.55	1.05	to	2.50	0.50	to	(0.92)
12/31/2018	1,771,267	1.00	to	0.81	1,730,844	1.16	1.05	to	2.50	0.12	to	(1.30)
Putnam VT Growth Opportunities Class IB Shares
12/31/2022	258,949	4.79	to	3.60	602,781	-	1.05	to	2.50	(31.22)	to	(32.20)
12/31/2021	306,483	6.96	to	5.31	1,112,233	-	1.05	to	2.50	21.38	to	19.66
12/31/2020	362,325	5.74	to	4.44	1,045,091	0.04	1.05	to	2.50	37.27	to	35.33
12/31/2019	392,669	4.18	to	3.28	819,123	0.14	1.05	to	2.50	35.32	to	33.41
12/31/2018	504,604	3.09	to	2.46	740,684	-	1.05	to	2.50	1.31	to	(0.13)
Putnam VT Income Class IB Shares
12/31/2022	80,354	1.72	to	8.87	137,541	5.60	1.25	to	2.50	(14.87)	to	(15.91)
12/31/2021	81,267	2.02	to	10.55	163,373	1.46	1.25	to	2.50	(5.76)	to	(6.91)
12/31/2020	93,733	2.14	to	11.33	199,279	4.88	1.25	to	2.50	4.42	to	3.15
12/31/2019	104,796	2.05	to	10.99	212,922	3.14	1.25	to	2.50	10.51	to	9.16
12/31/2018	105,243	1.85	to	10.06	193,557	2.90	1.25	to	2.50	(1.04)	to	(2.26)
Putnam VT International Equity Class IB Shares
12/31/2022	33,683	2.27	to	11.30	50,831	1.72	1.05	to	2.50	(15.65)	to	(16.84)
12/31/2021	54,934	2.70	to	13.59	102,923	1.31	1.05	to	2.50	7.69	to	6.17
12/31/2020	72,503	2.50	to	12.80	125,848	1.61	1.05	to	2.50	10.93	to	9.36
12/31/2019	73,925	2.26	to	11.70	116,067	1.35	1.05	to	2.50	23.85	to	22.10
12/31/2018	81,291	1.82	to	9.58	103,908	1.56	1.05	to	2.50	(19.96)	to	(21.10)
Putnam VT Large Cap Value Class IB Shares
12/31/2022	702,229	4.88	to	2.53	3,191,358	1.49	1.05	to	2.50	(4.14)	to	(5.49)
12/31/2021	721,598	5.09	to	2.67	3,461,996	1.23	1.05	to	2.50	25.98	to	24.20
12/31/2020	820,265	4.04	to	2.15	3,129,277	1.71	1.05	to	2.50	4.70	to	3.22
12/31/2019	961,811	3.86	to	2.09	3,517,236	2.03	1.05	to	2.50	29.05	to	27.22
12/31/2018	1,077,530	2.99	to	1.64	3,058,949	0.71	1.05	to	2.50	(9.44)	to	(10.73)
Putnam VT Multi-Cap Core Class IB Shares
12/31/2022	1,043	4.55	to	16.41	2,688	1.01	1.05	to	2.50	(16.64)	to	(17.82)
12/31/2021	1,125	5.46	to	19.96	3,490	0.65	1.05	to	2.50	29.65	to	27.82
12/31/2020	1,203	4.21	to	15.62	2,887	1.00	1.05	to	2.50	16.11	to	14.46
12/31/2019	1,391	3.63	to	13.65	2,960	0.81	1.05	to	2.50	30.26	to	28.42
12/31/2018	28,253	2.79	to	10.63	54,506	1.09	1.05	to	2.50	(8.60)	to	(9.90)
Putnam VT Research Class IB Shares
12/31/2022	42,615	4.44	to	16.44	143,907	0.56	1.05	to	2.50	(18.14)	to	(19.30)
12/31/2021	42,810	5.43	to	20.38	177,387	0.10	1.05	to	2.50	22.85	to	21.11
12/31/2020	42,955	4.42	to	16.82	145,533	0.57	1.05	to	2.50	18.67	to	16.99
12/31/2019	43,110	3.72	to	14.38	123,628	1.11	1.05	to	2.50	31.85	to	29.99
12/31/2018	43,274	2.82	to	11.06	94,539	-	1.05	to	2.50	(5.71)	to	(7.05)
Putnam VT Sustainable Leaders Class IB Shares
12/31/2022	1,569	5.30	to	18.10	8,289	0.53	1.25	to	2.50	(23.86)	to	(24.79)
12/31/2021	1,715	6.96	to	24.07	11,906	0.14	1.25	to	2.50	22.01	to	20.52
12/31/2020	1,723	5.70	to	19.97	9,803	0.38	1.25	to	2.50	27.16	to	25.61
12/31/2019	1,694	4.49	to	15.90	7,582	0.43	1.25	to	2.50	34.67	to	33.03
12/31/2018	1,815	3.33	to	11.95	6,032	-	1.25	to	2.50	(2.75)	to	(3.94)
TA Aegon Bond Initial Class
12/31/2022	4,314,173	1.51	to	0.85	6,200,599	2.47	1.05	to	2.95	(15.72)	to	(17.27)
12/31/2021	5,398,369	1.79	to	1.03	9,185,424	1.51	1.05	to	2.95	(1.90)	to	(3.71)
12/31/2020	6,084,852	1.83	to	1.07	10,612,256	4.18	1.05	to	2.95	6.57	to	4.60
12/31/2019	6,425,806	1.72	to	1.02	10,690,929	2.61	1.05	to	2.95	7.29	to	5.31
12/31/2018	6,599,333	1.60	to	0.97	10,302,857	2.63	1.05	to	2.95	(1.69)	to	(3.52)

100

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Aegon Bond Service Class
12/31/2022	2,417,219	$1.48	to	$0.92	$3,364,908	2.12%	0.85%	to	2.50%	(15.80	) %	to	(17.15	) %
12/31/2021	3,358,048	1.76	to	1.11	5,631,572	1.22	0.85	to	2.50	(1.90)		to	(3.48)
12/31/2020	3,271,091	1.79	to	1.15	5,560,669	4.28	0.85	to	2.50	6.50		to	4.79
12/31/2019	3,223,484	1.68	to	1.10	5,124,342	2.31	0.85	to	2.50	7.31		to	5.58
12/31/2018	3,353,048	1.57	to	1.04	4,963,717	2.38	0.85	to	2.50	(1.86)		to	(3.45)

TA Aegon Core Bond Initial Class
12/31/2022	1,029,106	1.55	to	0.86	1,489,501	2.91	1.05	to	2.70	(13.67)		to	(15.06)
12/31/2021	1,095,687	1.80	to	1.01	1,850,509	2.83	1.05	to	2.70	(2.06)		to	(3.63)
12/31/2020	1,175,191	1.84	to	1.05	2,048,897	3.73	1.05	to	2.70	6.35		to	4.64
12/31/2019	1,242,047	1.73	to	1.00	2,054,038	2.68	1.05	to	2.70	7.40		to	5.67
12/31/2018	1,385,196	1.61	to	0.95	2,115,726	3.33	1.05	to	2.70	(0.97)		to	(2.56)

TA Aegon High Yield Bond Initial Class
12/31/2022	1,262,376	2.50	to	2.03	2,802,885	5.49	1.05	to	2.95	(12.04)		to	(13.66)
12/31/2021	1,669,256	2.84	to	2.35	4,256,233	5.35	1.05	to	2.95	5.24		to	3.30
12/31/2020	1,973,050	2.70	to	2.28	4,811,452	6.24	1.05	to	2.95	3.95		to	2.03
12/31/2019	2,122,976	2.60	to	2.23	5,026,210	6.29	1.05	to	2.95	13.03		to	10.94
12/31/2018	2,476,092	2.30	to	2.01	5,191,186	6.28	1.05	to	2.95	(3.37)		to	(5.16)

TA Aegon High Yield Bond Service Class
12/31/2022	133,408	2.27	to	10.14	278,370	5.47	0.85	to	2.50	(12.20)		to	(13.61)
12/31/2021	159,185	2.59	to	11.74	379,575	4.93	0.85	to	2.50	5.36		to	3.66
12/31/2020	171,168	2.46	to	11.32	383,328	6.66	0.85	to	2.50	3.80		to	2.12
12/31/2019	273,580	2.37	to	11.09	575,814	4.86	0.85	to	2.50	13.01		to	11.19
12/31/2018	463,766	2.09	to	9.97	898,359	5.65	0.85	to	2.50	(3.53)		to	(5.09)

TA Aegon Sustainable Equity Income Initial Class
12/31/2022	4,625,490	3.35	to	1.98	10,669,626	2.18	1.05	to	2.95	(12.54)		to	(14.16)
12/31/2021	5,136,426	3.83	to	2.31	13,619,172	2.12	1.05	to	2.95	21.15		to	18.92
12/31/2020	5,777,505	3.16	to	1.94	12,725,115	3.01	1.05	to	2.95	(8.32)		to	(10.01)
12/31/2019	6,285,094	3.44	to	2.15	15,179,165	2.47	1.05	to	2.95	22.62		to	20.36
12/31/2018	7,238,564	2.81	to	1.79	14,330,551	2.14	1.05	to	2.95	(12.43)		to	(14.05)

TA Aegon Sustainable Equity Income Service Class
12/31/2022	765,730	2.66	to	1.84	1,782,332	1.81	0.85	to	2.50	(12.58)		to	(13.99)
12/31/2021	907,393	3.05	to	2.13	2,412,027	2.01	0.85	to	2.50	21.09		to	19.14
12/31/2020	1,150,006	2.51	to	1.79	2,460,092	2.80	0.85	to	2.50	(8.37)		to	(9.84)
12/31/2019	1,154,764	2.74	to	1.99	2,695,386	2.18	0.85	to	2.50	22.53		to	20.56
12/31/2018	1,399,703	2.24	to	1.65	2,660,624	1.90	0.85	to	2.50	(12.43)		to	(13.85)

TA Aegon U.S. Government Securities Initial Class
12/31/2022	1,514,364	1.31	to	1.05	1,848,656	1.05	1.05	to	2.95	(13.93)		to	(15.51)
12/31/2021	1,358,235	1.53	to	1.24	2,082,552	2.18	1.05	to	2.95	(3.41)		to	(5.19)
12/31/2020	1,714,254	1.58	to	1.31	2,741,302	1.62	1.05	to	2.95	7.84		to	5.85
12/31/2019	1,799,041	1.47	to	1.24	2,706,298	2.06	1.05	to	2.95	5.49		to	3.55
12/31/2018	1,669,328	1.39	to	1.20	2,387,684	3.12	1.05	to	2.95	(0.79)		to	(2.63)

TA Aegon U.S. Government Securities Service Class
12/31/2022	2,485,350	1.31	to	8.62	3,051,097	0.93	0.85	to	2.50	(14.03)		to	(15.41)
12/31/2021	1,109,314	1.52	to	10.19	1,578,557	1.75	0.85	to	2.50	(3.36)		to	(4.91)
12/31/2020	1,787,431	1.58	to	10.72	2,685,101	1.47	0.85	to	2.50	7.75		to	6.01
12/31/2019	1,755,706	1.46	to	10.11	2,423,770	1.59	0.85	to	2.50	5.45		to	3.75
12/31/2018	3,053,230	1.39	to	9.75	3,995,462	2.38	0.85	to	2.50	(0.83)		to	(2.44)

TA BlackRock Global Real Estate Securities Initial Class
12/31/2022	113,494	2.93	to	1.87	296,046	3.27	1.05	to	2.95	(28.94)		to	(30.25)
12/31/2021	128,339	4.12	to	2.68	475,080	2.65	1.05	to	2.95	24.91		to	22.61
12/31/2020	200,925	3.30	to	2.19	589,117	12.01	1.05	to	2.95	(1.35)		to	(3.17)
12/31/2019	350,171	3.35	to	2.26	990,588	0.90	1.05	to	2.95	23.89		to	21.60
12/31/2018	370,902	2.70	to	1.86	841,617	8.70	1.05	to	2.95	(11.03)		to	(12.68)

101

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA BlackRock Global Real Estate Securities Service Class
12/31/2022	85,002	$2.35	to	$9.76	$176,679	2.83%	0.85%	to	2.50%	(28.99	) %	to	(30.13	) %
12/31/2021	97,831	3.31	to	13.97	287,677	2.00	0.85	to	2.50	24.79		to	22.78
12/31/2020	140,859	2.66	to	11.38	312,815	12.59	0.85	to	2.50	(1.35)		to	(2.94)
12/31/2019	213,862	2.69	to	11.72	498,396	0.59	0.85	to	2.50	23.83		to	21.84
12/31/2018	253,326	2.17	to	9.62	461,550	8.08	0.85	to	2.50	(11.09)		to	(12.53)

TA BlackRock Government Money Market Initial Class
12/31/2022	10,064,734	1.01	to	0.71	8,620,370	1.45	1.05	to	2.95	0.35		to	(1.49)
12/31/2021	9,374,755	1.01	to	0.72	7,961,816	0.00	1.05	to	2.95	(1.03)		to	(2.86)
12/31/2020	9,082,682	1.02	to	0.74	7,827,574	0.28	1.05	to	2.95	(0.75)		to	(2.59)
12/31/2019	9,532,566	1.03	to	0.76	8,363,328	1.97	1.05	to	2.95	0.91		to	(0.95)
12/31/2018	12,831,242	1.02	to	0.77	11,286,430	1.75	1.05	to	2.95	0.74		to	(1.13)

TA BlackRock Government Money Market Service Class
12/31/2022	5,449,916	1.03	to	8.99	5,310,610	1.37	0.85	to	2.50	0.55		to	(1.06)
12/31/2021	6,492,021	1.02	to	9.08	6,326,418	0.01	0.85	to	2.50	(0.84)		to	(2.44)
12/31/2020	3,357,936	1.03	to	9.31	3,331,441	0.22	0.85	to	2.50	(0.60)		to	(2.20)
12/31/2019	2,828,425	1.04	to	9.52	2,812,254	1.71	0.85	to	2.50	0.86		to	(0.76)
12/31/2018	4,454,487	1.03	to	9.59	4,412,482	0.84	0.85	to	2.50	(0.02)		to	(1.63)

TA BlackRock iShares Edge 40 Initial Class
12/31/2022	654,575	2.01	to	10.18	1,138,581	1.80	1.05	to	2.95	(15.13)		to	(16.70)
12/31/2021	791,754	2.37	to	12.22	1,644,342	1.82	1.05	to	2.95	4.99		to	3.05
12/31/2020	953,292	2.26	to	11.86	1,887,696	2.42	1.05	to	2.95	8.51		to	6.51
12/31/2019	1,021,835	2.08	to	11.13	1,815,000	2.17	1.05	to	2.95	14.11		to	12.00
12/31/2018	1,244,835	1.83	to	9.94	1,944,410	1.92	1.05	to	2.95	(5.14)		to	(6.90)

TA BlackRock iShares Edge 40 Service Class
12/31/2022	215,032	1.70	to	10.23	325,359	1.57	0.85	to	2.50	(15.16)		to	(16.52)
12/31/2021	241,627	2.00	to	12.25	433,905	1.52	0.85	to	2.50	4.88		to	3.20
12/31/2020	241,676	1.91	to	11.87	415,523	2.10	0.85	to	2.50	8.53		to	6.78
12/31/2019	291,469	1.76	to	11.12	464,830	1.94	0.85	to	2.50	14.13		to	12.30
12/31/2018	446,997	1.54	to	9.90	609,247	1.65	0.85	to	2.50	(5.24)		to	(6.77)

TA International Focus Initial Class
12/31/2022	540,347	1.66	to	1.52	871,418	2.90	1.70	to	2.95	(21.38)		to	(22.33)
12/31/2021	745,830	2.11	to	1.95	1,536,548	1.27	1.70	to	2.95	8.97		to	7.64
12/31/2020	1,010,622	1.93	to	1.81	1,913,879	2.24	1.70	to	2.95	18.88		to	17.43
12/31/2019	1,137,270	1.63	to	1.54	1,812,264	1.64	1.70	to	2.95	25.55		to	24.02
12/31/2018	1,236,775	1.29	to	1.24	1,572,631	1.29	1.70	to	2.95	(19.09)		to	(20.08)

TA International Focus Service Class
12/31/2022	291,603	2.33	to	12.21	673,246	2.76	0.85	to	2.50	(20.97)		to	(22.24)
12/31/2021	305,363	2.95	to	15.70	889,230	1.09	0.85	to	2.50	9.70		to	7.93
12/31/2020	363,699	2.69	to	14.55	919,107	2.09	0.85	to	2.50	19.57		to	17.64
12/31/2019	371,335	2.25	to	12.37	785,398	1.39	0.85	to	2.50	26.33		to	24.30
12/31/2018	377,138	1.78	to	9.95	632,362	0.97	0.85	to	2.50	(18.65)		to	(19.96)

TA Janus Mid-Cap Growth Initial Class
12/31/2022	1,988,259	4.69	to	2.08	7,705,913	—	1.05	to	2.95	(17.58)		to	(19.10)
12/31/2021	2,204,248	5.70	to	2.57	10,372,495	0.27	1.05	to	2.95	16.08		to	13.94
12/31/2020	2,512,947	4.91	to	2.26	10,177,125	0.23	1.05	to	2.95	17.96		to	15.79
12/31/2019	2,761,512	4.16	to	1.95	9,574,660	0.07	1.05	to	2.95	35.29		to	32.79
12/31/2018	3,089,091	3.07	to	1.47	7,819,531	0.06	1.05	to	2.95	(2.25)		to	(4.06)

TA Janus Mid-Cap Growth Service Class
12/31/2022	180,006	3.94	to	16.93	651,869	—	0.85	to	2.50	(17.63)		to	(18.96)
12/31/2021	184,789	4.78	to	20.90	815,131	0.10	0.85	to	2.50	16.00		to	14.14
12/31/2020	192,563	4.12	to	18.31	735,410	0.03	0.85	to	2.50	17.93		to	16.03
12/31/2019	471,958	3.50	to	15.78	1,600,951	—	0.85	to	2.50	35.18		to	33.00
12/31/2018	492,964	2.59	to	11.86	1,235,315	—	0.85	to	2.50	(2.29)		to	(3.87)

102

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2022	5,429,479	$2.15	to	$1.48	$9,643,448	5.51%	1.05%	to	2.95%	(16.23	) %	to	(17.78	) %
12/31/2021	5,864,348	2.56	to	1.80	12,486,252	2.46	1.05	to	2.95	4.80		to	2.87
12/31/2020	6,807,696	2.45	to	1.75	13,847,391	2.54	1.05	to	2.95	10.31		to	8.28
12/31/2019	6,947,217	2.22	to	1.61	12,862,402	2.70	1.05	to	2.95	12.72		to	10.64
12/31/2018	6,823,976	1.97	to	1.46	11,233,236	1.79	1.05	to	2.95	(4.98)		to	(6.75)
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2022	9,832,610	1.81	to	1.11	16,882,236	5.29	0.85	to	2.50	(16.32)		to	(17.66)
12/31/2021	11,621,815	2.16	to	1.34	23,899,316	2.16	0.85	to	2.50	4.74		to	3.05
12/31/2020	13,272,314	2.06	to	1.30	26,165,763	2.28	0.85	to	2.50	10.31		to	8.53
12/31/2019	15,482,854	1.87	to	1.20	27,673,263	2.34	0.85	to	2.50	12.59		to	10.78
12/31/2018	17,555,739	1.66	to	1.08	27,956,854	1.56	0.85	to	2.50	(5.09)		to	(6.63)
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2022	2,782,552	3.47	to	1.58	7,325,453	6.03	1.05	to	2.95	(23.37)		to	(24.78)
12/31/2021	3,416,858	4.53	to	2.10	12,101,852	1.66	1.05	to	2.95	18.40		to	16.21
12/31/2020	4,036,798	3.82	to	1.80	12,013,012	1.70	1.05	to	2.95	23.44		to	21.17
12/31/2019	4,270,310	3.10	to	1.49	10,365,751	1.72	1.05	to	2.95	24.74		to	22.44
12/31/2018	4,681,763	2.48	to	1.22	9,106,848	1.78	1.05	to	2.95	(11.33)		to	(12.98)
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2022	2,999,145	2.71	to	1.80	7,826,570	5.64	0.85	to	2.50	(23.39)		to	(24.62)
12/31/2021	3,369,736	3.53	to	2.39	11,636,639	1.52	0.85	to	2.50	18.34		to	16.44
12/31/2020	3,749,342	2.99	to	2.05	11,212,097	1.46	0.85	to	2.50	23.31		to	21.33
12/31/2019	4,026,466	2.42	to	1.69	9,889,068	1.38	0.85	to	2.50	24.80		to	22.79
12/31/2018	4,449,644	1.94	to	1.38	8,797,259	1.62	0.85	to	2.50	(11.46)		to	(12.90)
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2022	8,422,527	2.54	to	1.73	17,163,301	5.23	1.05	to	2.95	(16.95)		to	(18.48)
12/31/2021	9,844,167	3.06	to	2.12	24,327,651	1.85	1.05	to	2.95	8.05		to	6.05
12/31/2020	11,836,483	2.83	to	2.00	27,296,763	2.20	1.05	to	2.95	11.43		to	9.38
12/31/2019	12,507,796	2.54	to	1.83	26,236,573	2.16	1.05	to	2.95	15.21		to	13.08
12/31/2018	13,912,383	2.21	to	1.62	25,512,513	1.74	1.05	to	2.95	(6.12)		to	(7.86)
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2022	19,380,636	2.10	to	1.62	39,737,043	5.03	0.85	to	2.50	(16.96)		to	(18.29)
12/31/2021	22,462,423	2.53	to	1.98	55,668,430	1.67	0.85	to	2.50	8.01		to	6.28
12/31/2020	25,442,403	2.34	to	1.86	58,757,689	1.96	0.85	to	2.50	11.33		to	9.54
12/31/2019	29,328,883	2.10	to	1.70	60,943,292	1.94	0.85	to	2.50	15.20		to	13.34
12/31/2018	36,245,529	1.83	to	1.50	65,516,184	1.51	0.85	to	2.50	(6.15)		to	(7.67)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2022	11,063,497	2.96	to	1.35	25,695,784	5.27	1.05	to	2.95	(18.21)		to	(19.72)
12/31/2021	12,277,126	3.61	to	1.68	34,803,614	2.19	1.05	to	2.95	12.76		to	10.68
12/31/2020	13,791,218	3.20	to	1.52	34,859,225	2.06	1.05	to	2.95	13.87		to	11.77
12/31/2019	14,440,197	2.81	to	1.36	32,478,136	2.17	1.05	to	2.95	18.76		to	16.57
12/31/2018	16,767,286	2.37	to	1.17	31,888,823	1.85	1.05	to	2.95	(8.04)		to	(9.75)
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2022	39,911,176	2.39	to	1.94	87,877,402	5.06	0.85	to	2.50	(18.22)		to	(19.54)
12/31/2021	45,559,961	2.92	to	2.41	122,884,732	1.93	0.85	to	2.50	12.75		to	10.93
12/31/2020	53,258,158	2.59	to	2.17	128,439,957	1.78	0.85	to	2.50	13.70		to	11.87
12/31/2019	62,555,379	2.28	to	1.94	132,966,729	1.93	0.85	to	2.50	18.78		to	16.87
12/31/2018	71,230,581	1.92	to	1.66	128,478,212	1.63	0.85	to	2.50	(8.11)		to	(9.59)
TA JPMorgan Enhanced Index Initial Class
12/31/2022	1,301,177	2.65	to	3.30	3,312,836	0.64	1.15	to	2.95	(19.28)		to	(20.69)
12/31/2021	1,629,490	3.28	to	4.16	5,171,395	0.79	1.15	to	2.95	28.64		to	26.39
12/31/2020	2,180,487	2.55	to	3.29	5,398,234	1.49	1.15	to	2.95	18.80		to	16.72
12/31/2019	2,469,694	2.15	to	2.82	5,144,476	1.19	1.15	to	2.95	29.55		to	27.28
12/31/2018	2,530,961	1.66	to	2.22	4,096,285	1.12	1.15	to	2.95	(7.09)		to	(8.72)

103

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA JPMorgan Enhanced Index Service Class
12/31/2022	147,854	$3.93	to	$15.97	$569,242	0.40%	0.85%	to	2.50%	(19.23	) %	to	(20.53	) %
12/31/2021	164,878	4.87	to	20.10	786,561	0.57	0.85	to	2.50	28.69		to	26.62
12/31/2020	188,297	3.78	to	15.87	693,407	1.17	0.85	to	2.50	18.85		to	16.94
12/31/2019	593,422	3.18	to	13.57	1,789,154	0.66	0.85	to	2.50	29.59		to	27.50
12/31/2018	217,959	2.46	to	10.65	517,473	0.89	0.85	to	2.50	(7.04)		to	(8.55)
TA JPMorgan International Moderate Growth Initial Class
12/31/2022	245,476	1.34	to	11.27	313,179	5.30	1.05	to	2.65	(18.14)		to	(19.41)
12/31/2021	234,770	1.64	to	13.99	367,266	1.52	1.05	to	2.65	8.12		to	6.43
12/31/2020	240,972	1.51	to	13.14	349,572	2.75	1.05	to	2.65	13.70		to	11.93
12/31/2019	248,315	1.33	to	11.74	317,630	2.17	1.05	to	2.65	16.55		to	14.73
12/31/2018	308,423	1.14	to	10.23	337,622	2.37	1.05	to	2.65	(12.51)		to	(13.88)
TA JPMorgan International Moderate Growth Service Class
12/31/2022	4,767,937	1.33	to	1.16	6,130,222	4.71	0.85	to	2.50	(18.12)		to	(19.43)
12/31/2021	5,567,250	1.62	to	1.44	8,726,526	1.28	0.85	to	2.50	8.09		to	6.35
12/31/2020	6,110,708	1.50	to	1.35	8,884,904	2.44	0.85	to	2.50	13.58		to	11.75
12/31/2019	7,228,016	1.32	to	1.21	9,279,976	2.03	0.85	to	2.50	16.62		to	14.74
12/31/2018	8,204,189	1.13	to	1.06	9,049,211	2.12	0.85	to	2.50	(12.66)		to	(14.07)
TA JPMorgan Mid Cap Value Initial Class
12/31/2022	378,303	5.14	to	2.21	1,369,744	0.83	1.05	to	2.70	(9.18)		to	(10.64)
12/31/2021	407,202	5.66	to	2.48	1,633,164	0.77	1.05	to	2.70	27.85		to	25.80
12/31/2020	438,834	4.43	to	1.97	1,382,563	1.26	1.05	to	2.70	0.30		to	(1.32)
12/31/2019	446,755	4.42	to	1.99	1,421,294	1.36	1.05	to	2.70	24.90		to	22.89
12/31/2018	522,834	3.54	to	1.62	1,329,055	0.88	1.05	to	2.70	(12.73)		to	(14.14)
TA JPMorgan Tactical Allocation Initial Class
12/31/2022	317,535	1.78	to	1.05	527,290	1.95	1.05	to	2.50	(15.69)		to	(16.88)
12/31/2021	358,972	2.11	to	1.26	709,200	1.73	1.05	to	2.50	3.82		to	2.35
12/31/2020	469,672	2.03	to	1.23	903,590	2.36	1.05	to	2.50	11.20		to	9.62
12/31/2019	543,353	1.83	to	1.13	933,511	2.39	1.05	to	2.50	11.01		to	9.44
12/31/2018	614,846	1.65	to	1.03	971,024	2.24	1.05	to	2.50	(3.95)		to	(5.32)
TA JPMorgan Tactical Allocation Service Class
12/31/2022	406,923	1.70	to	1.12	604,675	1.53	1.05	to	2.50	(15.91)		to	(17.10)
12/31/2021	488,264	2.02	to	1.35	859,624	1.53	1.05	to	2.50	3.55		to	2.08
12/31/2020	513,108	1.95	to	1.32	873,276	1.98	1.05	to	2.50	10.94		to	9.37
12/31/2019	605,201	1.76	to	1.21	931,787	2.08	1.05	to	2.50	10.75		to	9.18
12/31/2018	625,962	1.59	to	1.11	866,163	1.82	1.05	to	2.50	(4.20)		to	(5.56)
TA Morgan Stanley Capital Growth Initial Class
12/31/2022	1,740,407	4.58	to	2.00	6,373,469	-	1.05	to	2.95	(60.26)		to	(60.99)
12/31/2021	1,885,806	11.51	to	5.13	17,559,624	-	1.05	to	2.95	(1.57)		to	(3.39)
12/31/2020	2,174,185	11.70	to	5.31	20,602,388	-	1.05	to	2.95	115.61		to	111.64
12/31/2019	2,569,669	5.43	to	2.51	11,384,687	-	1.05	to	2.95	22.45		to	20.19
12/31/2018	828,730	4.43	to	2.09	2,563,371	-	1.05	to	2.95	5.57		to	3.61
TA Morgan Stanley Capital Growth Service Class
12/31/2022	309,937	3.50	to	13.77	1,010,315	-	0.85	to	2.50	(60.25)		to	(60.89)
12/31/2021	297,556	8.80	to	35.22	2,396,324	-	0.85	to	2.50	(1.66)		to	(3.25)
12/31/2020	367,279	8.94	to	36.40	3,039,340	-	0.85	to	2.50	115.46		to	112.00
12/31/2019	423,512	4.15	to	17.17	1,649,490	-	0.85	to	2.50	22.43		to	20.46
12/31/2018	123,942	3.39	to	14.26	416,854	-	0.85	to	2.50	5.53		to	3.82
TA Multi-Managed Balanced Initial Class
12/31/2022	888,148	3.59	to	2.34	2,663,699	1.15	1.05	to	2.95	(17.15)		to	(18.68)
12/31/2021	1,036,161	4.34	to	2.88	3,773,835	1.18	1.05	to	2.95	15.82		to	13.69
12/31/2020	1,272,636	3.74	to	2.53	4,018,870	1.57	1.05	to	2.95	14.69		to	12.58
12/31/2019	1,413,945	3.26	to	2.25	3,914,380	1.63	1.05	to	2.95	20.50		to	18.28
12/31/2018	1,592,435	2.71	to	1.90	3,674,290	1.45	1.05	to	2.95	(4.67)		to	(6.44)

104

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Multi-Managed Balanced Service Class
12/31/2022	6,203,346	$3.24	to	$12.85	$17,073,179	0.90%	0.85%	to	2.50%	(17.19	) %	to	(18.52	) %
12/31/2021	7,514,542	3.92	to	15.78	24,977,434	0.95	0.85	to	2.50	15.81		to	13.94
12/31/2020	8,352,287	3.38	to	13.85	23,985,334	1.40	0.85	to	2.50	14.63		to	12.78
12/31/2019	9,049,848	2.95	to	12.28	22,841,793	1.43	0.85	to	2.50	20.47		to	18.53
12/31/2018	9,468,826	2.45	to	10.36	19,905,205	1.21	0.85	to	2.50	(4.72)		to	(6.26)
TA Small/Mid Cap Value Initial Class
12/31/2022	384,091	2.12	to	12.96	3,323,511	0.60	1.05	to	2.95	(9.26)		to	(10.93)
12/31/2021	410,597	2.34	to	14.55	3,921,327	0.65	1.05	to	2.95	26.79		to	24.46
12/31/2020	486,711	1.84	to	11.69	3,610,841	1.18	1.05	to	2.95	2.96		to	1.06
12/31/2019	524,535	1.79	to	11.56	3,885,803	0.97	1.05	to	2.95	23.98		to	21.69
12/31/2018	580,232	1.45	to	9.50	3,481,445	0.87	1.05	to	2.95	(12.38)		to	(14.01)
TA T. Rowe Price Small Cap Initial Class
12/31/2022	639,702	6.00	to	3.46	2,201,377	-	1.05	to	2.95	(23.19)		to	(24.61)
12/31/2021	721,502	7.81	to	4.58	3,207,903	-	1.05	to	2.95	10.22		to	8.18
12/31/2020	850,637	7.09	to	4.24	3,407,378	-	1.05	to	2.95	22.28		to	20.02
12/31/2019	961,050	5.80	to	3.53	3,155,981	-	1.05	to	2.95	31.39		to	28.97
12/31/2018	1,028,581	4.41	to	2.74	2,604,236	-	1.05	to	2.95	(8.05)		to	(9.76)
TA T. Rowe Price Small Cap Service Class
12/31/2022	141,468	4.33	to	13.52	559,280	-	0.85	to	2.50	(23.25)		to	(24.48)
12/31/2021	107,306	5.64	to	17.90	535,984	-	0.85	to	2.50	10.15		to	8.37
12/31/2020	161,547	5.12	to	16.52	758,505	-	0.85	to	2.50	22.26		to	20.30
12/31/2019	238,988	4.19	to	13.73	944,661	-	0.85	to	2.50	31.27		to	29.16
12/31/2018	261,182	3.19	to	10.63	788,013	-	0.85	to	2.50	(8.07)		to	(9.56)
TA TS&W International Equity Initial Class
12/31/2022	561,963	1.24	to	1.57	687,436	3.49	1.70	to	2.95	(15.83)		to	(16.85)
12/31/2021	629,700	1.47	to	1.89	919,239	1.89	1.70	to	2.95	11.52		to	10.16
12/31/2020	887,069	1.32	to	1.71	1,158,598	3.16	1.70	to	2.95	4.76		to	3.49
12/31/2019	919,640	1.26	to	1.66	1,148,304	1.40	1.70	to	2.95	19.04		to	17.59
12/31/2018	1,039,738	1.06	to	1.41	1,095,166	2.40	1.70	to	2.95	(16.94)		to	(17.96)
TA TS&W International Equity Service Class
12/31/2022	224,308	2.00	to	10.91	400,652	3.07	0.85	to	2.50	(15.35)		to	(16.71)
12/31/2021	247,965	2.36	to	13.09	527,518	1.74	0.85	to	2.50	12.25		to	10.44
12/31/2020	305,370	2.10	to	11.86	558,757	2.97	0.85	to	2.50	5.31		to	3.61
12/31/2019	316,537	2.00	to	11.44	553,186	1.16	0.85	to	2.50	19.72		to	17.79
12/31/2018	343,676	1.67	to	9.71	501,126	2.16	0.85	to	2.50	(16.41)		to	(17.77)
TA WMC US Growth Initial Class
12/31/2022	10,962,324	5.08	to	2.34	25,945,070	-	1.05	to	2.95	(32.06)		to	(33.31)
12/31/2021	12,073,568	7.48	to	3.51	41,899,264	0.08	1.05	to	2.95	19.41		to	17.21
12/31/2020	13,405,769	6.26	to	2.99	38,970,387	0.11	1.05	to	2.95	35.87		to	33.37
12/31/2019	14,861,953	4.61	to	2.24	31,892,138	0.13	1.05	to	2.95	38.59		to	36.03
12/31/2018	15,285,441	3.33	to	1.65	23,645,807	0.48	1.05	to	2.95	(0.84)		to	(2.68)
TA WMC US Growth Service Class
12/31/2022	1,084,682	4.02	to	17.22	4,228,617	-	0.85	to	2.50	(32.09)		to	(33.18)
12/31/2021	1,149,548	5.92	to	25.77	6,666,775	-	0.85	to	2.50	19.36		to	17.44
12/31/2020	1,504,829	4.96	to	21.94	7,069,232	-	0.85	to	2.50	35.78		to	33.60
12/31/2019	1,609,686	3.65	to	16.42	5,630,054	-	0.85	to	2.50	38.50		to	36.27
12/31/2018	1,467,701	2.64	to	12.05	3,777,470	0.28	0.85	to	2.50	(0.88)		to	(2.49)
Wanger Acorn
12/31/2022	344,887	4.47	to	11.78	1,090,331	-	1.05	to	2.50	(34.15)		to	(35.09)
12/31/2021	364,302	6.78	to	18.15	1,753,789	0.70	1.05	to	2.50	7.77		to	6.24
12/31/2020	431,564	6.29	to	17.08	1,931,056	-	1.05	to	2.50	22.94		to	21.20
12/31/2019	508,812	5.12	to	14.09	1,850,801	0.26	1.05	to	2.50	29.74		to	27.91
12/31/2018	686,477	3.95	to	11.02	1,988,882	0.09	1.05	to	2.50	(2.49)		to	(3.88)

105

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

(1) See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

106

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of .15% to .40% of the daily net assets value of each subaccount for administrative expenses. TLIC may also deduct an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from .70% to 3.70% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

107

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

108